Registration No. 2-34393

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                /__/


         Post-Effective Amendment No.   71                          /X/


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
         OF 1940


         Amendment No.   54                                         /X/


                        (Check appropriate box or boxes.)

JANUS INVESTMENT FUND
(Exact Name of Registrant as Specified in Charter)

100 Fillmore Street, Denver, Colorado 80206-4923
Address of Principal Executive Offices           (Zip Code)

Registrant's Telephone No., including Area Code:  303-333-3863

David C. Tucker - 100 Fillmore Street, Denver, Colorado 80206-4923 (Name and Address of Agent for Service)


Approximate Date of Proposed Offering:  February 18, 1996

It is proposed that this filing will become effective (check appropriate line):
          immediately upon filing pursuant to paragraph (b) of Rule 485.
          on (date) pursuant to paragraph (b) of Rule 485.
   X      60 days after filing pursuant to paragraph (a)(1) of Rule 485.
          on (date) pursuant to paragraph (a)(1) of Rule 485.
          75 days after filing pursuant to paragraph (a)(2) of Rule 485.
          on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following line:

          this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2(a) and filed a Rule 24f-2 Notice on November 17, 1995, for the fiscal year ended October 31, 1995, with respect to all of its series in existence as of October 31, 1995.

                              JANUS INVESTMENT FUND



                              Cross Reference Sheet
                    Between each Prospectus and Statement of
                    Additional Information and Form N-1A Item
            (Cross Reference Sheets for Janus Olympus Fund and Janus
             High-Yield Fund are included in previous post-effective
                       amendments related to those series)



FORM N-1A ITEM                               CAPTION IN PROSPECTUS

PART A

1.  Cover Page                               Cover Page


2.  Synopsis                                 Cover Page; Fund(s) at a Glance (in
                                             Combined  and Venture  Prospectuses
                                             only); Expense Information

3.  Condensed Financial                      Financial Highlights; Understanding
                                             the      Information      Financial
                                             Highlights  (not  included in Money
                                             Market   Funds   -    Institutional
                                             Prospectus);  Performance Terms (in
                                             Combined  and Venture  Prospectuses
                                             only);  Performance  (Money  Market
                                             Funds Prospectuses only)

4.  General Description of                   Fund(s)  at a Glance  (in  Combined
                                             and Venture Registrant Prospectuses
                                             only);  The  Fund(s)  in Detail (in
                                             Combined  and Venture  Prospectuses
                                             only);    Investment    Objectives,
                                             Policies  and  Techniques;  General
                                             Portfolio Policies; Additional Risk
                                             Factors  (not   included  in  Money
                                             Market     Funds     Prospectuses);
                                             Appendix A - Glossary of Investment
                                             Terms    (Combined    and   Venture
                                             Prospectuses  only);  Appendix  B -
                                             Explanation  of  Rating  Categories
                                             (Combined Prospectus only)

5.  Management of the Fund                   Management of the Fund(s) (Combined
                                             and  Venture   Prospectuses  only);
                                             Investment        Adviser       and
                                             Administrator  (Money  Market Funds
                                             Prospectuses only)

6.  Capital Stock and Other                  Distributions and Taxes;
    Securities                               Shareholder's Manual; Shareholder's
                                             Guide   (Money   Market   Funds   -
                                             Institutional   Shares   Prospectus
                                             only)

7.  Purchase of Securities Being             Shareholder's Manual; Shareholder's
    Offered                                  Guide   (Money   Market   Funds   -
                                             Institutional   Shares   Prospectus
                                             only)

8.  Redemption or Repurchase                 Shareholder's Manual; Shareholder's
                                             Guide   (Money   Market   Funds   -
                                             Institutional   Shares   Prospectus
                                             only)


9.  Pending Legal Proceedings                Not Applicable

FORM N-1A ITEM                               CAPTION IN STATEMENT OF
                                             ADDITIONAL INFORMATION
PART B


10.  Cover Page                              Cover Page

11.  Table of Contents                       Table of Contents


12.  General Information and                 Miscellaneous Information
     History

13.  Investment Objectives and               Investment Policies, Restrictions
     Policies                                and   Techniques;   Appendix   A  -
                                             Description  of Securities  Ratings
                                             (Money  Market Funds  Statements of
                                             Additional    Information    only);
                                             Appendix   B   -   Description   of
                                             Municipal  Securities (Money Market
                                             Funds   Statements   of  Additional
                                             Information   only);   Appendix   A
                                             Explanation  of  Rating  Categories
                                             (Venture  Statement  of  Additional
                                             Information only)

14.  Management of the Fund                  Investment  Adviser  (Combined  and
                                             Venture  Statements  of  Additional
                                             Information    only);    Investment
                                             Adviser  and  Administrator  (Money
                                             Market    Funds    Statements    of
                                             Additional    Information    only);
                                             Officers and Trustees


15.  Control Persons and Principal           Not Applicable
     Holders of Securities


16.  Investment Advisory and                 Investment Adviser (Combined and
     Other Services                          Venture  Statements  of  Additional
                                             Information    only);    Investment
                                             Adviser  and  Administrator  (Money
                                             Market    Funds    Statements    of
                                             Additional    Information    only);
                                             Custodian,   Transfer   Agent   and
                                             Certain   Affiliations;   Portfolio
                                             Transactions     and     Brokerage;
                                             Officers       and        Trustees;
                                             Miscellaneous Information


17.  Brokerage Allocation and                Portfolio Transactions and
     Other Practices                         Brokerage

18.  Capital Stock and Other                 Purchase of Shares; Redemption of
     Securities                              Shares; Miscellaneous Information

19.  Purchase, Redemption and                Purchase of Shares; Redemption of
     Pricing of Securities Being             Shares; Shareholder Accounts
     Offered


20.  Tax Status                              Income  Dividends,   Capital  Gains
                                             Distributions    and   Tax   Status
                                             (Combined and Venture Statements of
                                             Additional    Information    only);
                                             Dividends  and  Tax  Status  (Money
                                             Market    Funds    Statements    of
                                             Additional Information only)


21.  Underwriters                            Custodian,   Transfer   Agent   and
                                             Certain Affiliations


22.  Calculation of Performance              Performance Information (Combined
     Data                                    and    Venture     Statements    of
                                             Additional    Information    only);
                                             Performance   Data  (Money   Market
                                             Funds   Statements   of  Additional
                                             Information only)


23.  Financial Statements                    Not Applicable

CONTENTS

FUNDS AT A GLANCE
Brief description of each Fund ............................................    1
EXPENSE INFORMATION
Each Fund's annual operating expenses .....................................    3
Financial Highlights-a summary of financial data ..........................    4
THE FUNDS IN DETAIL
The Funds' Investment Objectives and Policies .............................    8
General Portfolio Policies ................................................   13
Additional Risk Factors ...................................................   14
SHAREHOLDER'S MANUAL
Types of Account Ownership ................................................   16
How to Open an Account ....................................................   17

Minimum Investment Policies ...............................................   17

How to Purchase Shares ....................................................   17
How to Exchange Shares ....................................................   18
How to Redeem Shares ......................................................   18
     SHAREHOLDER SERVICES AND ACCOUNT POLICIES

JETS(R) ...................................................................   20

Transactions Through Processing Organizations .............................   20

Taxpayer Identification Number ............................................   20

Share Certificates ........................................................   20
Involuntary Redemptions ...................................................   20
Telephone Transactions ....................................................   20
Making Changes to Your Account ............................................   20
Statements and Reports ....................................................   20
MANAGEMENT OF THE FUNDS

Investment Adviser and Investment Personnel ...............................   21

Management Expenses .......................................................   22
Portfolio Transactions ....................................................   22
Other Service Providers ...................................................   22
Other Information .........................................................   23
DISTRIBUTIONS AND TAXES

Distributions .............................................................   24
Taxes .....................................................................   25

PERFORMANCE TERMS
An Explanation of Performance Terms .......................................   25
APPENDIX A
Glossary of Investment Terms ..............................................   26
APPENDIX B
Explanation of Rating Categories ..........................................   29


                                     [LOGO]

                             JANUS INVESTMENT FUND


                              100 Fillmore Street
                             Denver, CO 80206-4923
                                 (800) 525-3713

                               February 18, 1996




A FAMILY OF NO-LOAD MUTUAL FUNDS


All Janus Funds are no-load investments. This means you may purchase and sell shares in any of our mutual funds without incurring any sales charges. If you enroll in our low minimum initial investment program, you can open your account for as little as $500 and a $100 subsequent purchase per month. Otherwise, the minimum initial investment is $2,500. For complete information on how to purchase, exchange and sell shares, please see the Shareholder's Manual beginning on page 16.

This Prospectus describes 12 mutual funds with a variety of investment objectives, including growth of capital, current income and a combination of growth and income (the "Funds"). Janus Capital Corporation ("Janus Capital") serves as investment adviser to each Fund. Janus Capital has been in the investment advisory business for over 25 years and currently manages more than $30 billion in assets.


Each Fund is a series of Janus Investment Fund (the "Trust"). The Trust is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. This Prospectus contains information about the Funds that you should consider before investing. Please read it carefully and keep it for future reference.


Additional information about the Funds is contained in a Statement of Additional Information ("SAI") filed with the SEC. The SAI dated February 18, 1996, is incorporated by reference into this Prospectus. For a copy of the SAI, write or call the Funds at the address or phone number listed above.


THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.


                                                 JANUS FUNDS COMBINED PROSPECTUS

FUNDS AT A GLANCE

This section is designed to provide you with a brief overview of the Funds and their investment emphasis. A more detailed discussion of the Funds' investment objectives and policies begins on page 8 and complete information on how to purchase, redeem and exchange shares begins on pages 17-18.

--------------------------------------------------------------------------------

GROWTH FUNDS

JANUS FUND

Fund Focus: A diversified fund that seeks long-term growth of capital by investing primarily in common stocks, with an emphasis on companies with larger market capitalizations.

Fund Inception: February 1970

Fund Manager: James P. Craig, III


JANUS TWENTY FUND

Fund Focus: A nondiversified fund that seeks long-term growth of capital by normally concentrating its investments in a core position of 20-30 common stocks.

Fund Inception: April 1985

Fund Manager: Thomas F. Marsico


JANUS ENTERPRISE FUND


Fund Focus: A nondiversified fund that seeks long-term growth of capital by investing primarily in common stocks, with an emphasis on securities issued by medium-sized companies.


Fund Inception: September 1992

Fund Manager: James P. Goff

JANUS MERCURY FUND

Fund Focus: A nondiversified fund that seeks long-term growth of capital by investing primarily in common stocks of companies of any size.

Fund Inception: May 1993

Fund Manager: Warren B. Lammert

JANUS WORLDWIDE FUND

Fund Focus: A diversified fund that seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic companies.

Fund Inception: May 1991

Fund Manager: Helen Young Hayes

JANUS OVERSEAS FUND

Fund Focus: A diversified fund that seeks long-term growth of capital by investing primarily in common stocks of foreign companies.

Fund Inception: May 1994

Fund Manager: Helen Young Hayes

--------------------------------------------------------------------------------

COMBINATION FUNDS

JANUS GROWTH AND INCOME FUND


Fund Focus: A diversified fund that seeks long-term growth of capital with a limited emphasis on income. Although the Fund invests at least 25% of its assets in securities selected primarily for their income potential, it emphasizes equity securities selected for their growth potential.


Fund Inception: May 1991

Fund Manager: Thomas F. Marsico

JANUS BALANCED FUND


Fund Focus: A diversified fund that seeks long-term growth of capital, balanced by current income. The Fund normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.


Fund Inception: September 1992

Fund Manager: Blaine P. Rollins

FIXED-INCOME FUNDS

JANUS FLEXIBLE INCOME FUND


Fund Focus: A diversified fund that seeks to maximize total return from a combination of income and capital appreciation by investing in income-producing securities. THIS FUND MAY HAVE SUBSTANTIAL HOLDINGS OF LOWER RATED DEBT SECURITIES OR "JUNK" BONDS.


Fund Inception: July 1987

Fund Manager: Ronald V. Speaker

JANUS INTERMEDIATE GOVERNMENT SECURITIES FUND

Fund Focus: A diversified fund that seeks a high level of income while minimizing credit risk by investing primarily in obligations of the U.S. government and its agencies. Its average-weighted maturity is normally greater than three years and less than ten years.

Fund Inception: July 1991


Fund Manager: Sandy R. Rufenacht


JANUS SHORT-TERM BOND FUND

Fund Focus: A diversified fund that seeks a high level of current income while minimizing interest rate risk by investing in shorter term fixed-income securities. Its average-weighted maturity is normally less than three years.

Fund Inception: September 1992


Fund Manager: Sandy R. Rufenacht


JANUS FEDERAL TAX-EXEMPT FUND

Fund Focus: A diversified fund that seeks a high level of current income exempt from federal income tax by normally investing at least 80% of its assets in municipal obligations.

Fund Inception: May 1993


Fund Manager: Darrell W. Watters


JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996

JANUS SPECTRUM

The spectrum below shows Janus Capital's assessment of the potential overall risk of the Janus Funds relative to one another and should not be used to compare the Funds to other mutual funds or other types of investments. The spectrum was determined based on a number of factors such as selected historic volatility measurements, the types of securities in which the Funds intend to invest, the degree of diversification intended and/or permitted, and the sizes of the Funds and, in addition, was significantly affected by the portfolio managers' investment styles. These factors were considered as of the date of this prospectus and will be reassessed with each new prospectus. Specific risks of certain types of instruments in which some of the Funds may invest, including foreign securities, junk bonds and derivative instruments such as futures contracts and options, are described under "Additional Risk Factors" on pages 14-15. The spectrum is not indicative of the future volatility or performance of a Fund and relative positions of Funds within the spectrum may change in the future.


[SPECTRUM CHART]

The spectrum illustrates the potential overall risk of the Janus funds relative to one another. The funds' risk ranges from conservative to aggressive. The Growth Funds are illustrated as follows: Janus Fund is shown as moderate; Janus Twenty Fund is shown as aggressive; Janus Enterprise Fund is shown as aggressive; Janus Mercury Fund is shown as aggressive; Janus Worldwide Fund is shown as moderate-aggressive; Janus Venture Fund, which is closed to new investors and offered by a separate prospectus and Janus Overseas Fund are shown as moderate-aggressive (but more aggressive than Janus Worldwide Fund); and Janus Olympus Fund, which will not commence operations until December 29, 1995 and is offered by a separate prospectus, is shown as aggressive. The Combination Funds are illustrated as follows: Janus Growth and Income Fund is shown as moderate-aggressive and Janus Balanced Fund is shown as moderate. The Fixed-Income Funds are illustrated as follows: Janus High-Yield Fund, which will not commence operations until December 29, 1995 and is offered by a separate prospectus, is shown as moderate-aggressive; Janus Flexible-Income Fund is shown as conservative-moderate; Janus Federal Tax-Exempt Fund is shown as conservative-moderate (but more conservative than Janus Flexible Income Fund); Janus Intermediate Government Securities Fund is shown as conservative-moderate (but more conservative than Janus Federal Tax-Exempt Fund); and Janus Intermediate Government Securities Fund is shown as conservative-moderate (but more conservative than Janus Federal Tax-Exempt Fund); and Janus Short-Term Bond Fund is shown as conservative.


JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996

EXPENSE INFORMATION

The tables and example below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Funds. Shareholder Transaction Expenses are fees charged directly to your individual account when you buy, sell or exchange shares. The table below shows that you pay no such fees. Annual Fund Operating Expenses are paid out of each Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.

SHAREHOLDER TRANSACTION EXPENSES (applicable to each Fund)

     Maximum  sales load  imposed on  purchases                  None
     Maximum  sales load imposed on reinvested  dividends        None
     Deferred sales charges on redemptions                       None
     Redemption fee*                                             None
     Exchange fee**                                              None

*    There is an $8 service fee for redemptions by wire.


** You may be charged a $5 transaction fee for excessive exchanges. See "How to Exchange Shares" on page 18.


--------------------------------------------------------------------------------

WHY DO EXPENSES VARY ACROSS THE FUNDS? EXPENSES VARY FOR A NUMBER OF REASONS INCLUDING DIFFERENCES IN MANAGEMENT FEES, AVERAGE SHAREHOLDER ACCOUNT SIZE, THE FREQUENCY OF DIVIDEND PAYMENTS, AND THE EXTENT OF FOREIGN INVESTMENTS WHICH ENTAIL GREATER TRANSACTION COSTS.

ANNUAL FUND OPERATING EXPENSES(1)
(expressed as a percentage of average net assets)

                                                       Management Fee    Other Expenses   Total Fund Operating Expenses
-----------------------------------------------------------------------------------------------------------------------

Janus Fund                                                  0.65%            0.22%                    0.87%
Janus Twenty Fund                                           0.67%            0.33%                    1.00%
Janus Enterprise Fund                                       0.75%            0.51%                    1.26%
Janus Mercury Fund                                          0.69%            0.45%                    1.14%
Janus Worldwide Fund                                        0.68%            0.56%                    1.24%
Janus Overseas Fund                                         0.85%            0.91%                    1.76%
Janus Growth and Income Fund                                0.74%            0.45%                    1.19%
Janus Balanced Fund                                         0.82%            0.53%                    1.35%
Janus Flexible Income Fund                                  0.62%            0.34%                    0.96%
Janus Intermediate Government Securities Fund(2)             --              0.65%                    0.65%
Janus Short-Term Bond Fund(2)                               0.08%            0.58%                    0.66%
Janus Federal Tax-Exempt Fund(2)                             --              0.70%                    0.70%
-----------------------------------------------------------------------------------------------------------------------


EXAMPLE(1)

Assume you invest $1,000, the Funds return 5% annually and each Fund's expense ratios remain as listed above. The example below shows the operating expenses that you would indirectly bear as an investor in the Funds.

                                                      1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------------------

Janus Fund                                             $  9      $ 28      $ 48      $107
Janus Twenty Fund                                      $ 10      $ 32      $ 55      $122
Janus Enterprise Fund                                  $ 13      $ 40      $ 69      $152
Janus Mercury Fund                                     $ 11      $ 36      $ 62      $136
Janus Worldwide Fund                                   $ 13      $ 39      $ 68      $150
Janus Overseas Fund                                    $ 18      $ 55      $ 95      $207
Janus Growth and Income Fund                           $ 12      $ 38      $ 65      $144
Janus Balanced Fund                                    $ 14      $ 43      $ 74      $162
Janus Flexible Income Fund                             $ 10      $ 31      $ 53      $118
Janus Intermediate Government Securities Fund(2)       $  7      $ 21      $ 36      $ 81
Janus Short-Term Bond Fund(2)                          $  7      $ 21      $ 37      $ 82
Janus Federal Tax-Exempt Fund(2)                       $  7      $ 22      $ 39      $ 87
-------------------------------------------------------------------------------------------

(1) The information in the table and example above is based on expenses before expense offset arrangements for the fiscal period ended October 31, 1995. When applicable, all expenses and estimates are stated net of voluntary waivers by Janus Capital. Waivers are first applied against the management fee and then against other expenses.
(2) Net of voluntary waivers. Without such waivers, the Management Fee, Other Expenses and Total Fund Operating Expenses would have been 0.50%, 0.72% and 1.22%, respectively, for Janus Intermediate Government Securities Fund; 0.65%, 0.58% and 1.23% for Janus Short-Term Bond Fund; and 0.60%, 0.71% and 1.31%, respectively, for Janus Federal Tax-Exempt Fund.


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.



JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996

FINANCIAL HIGHLIGHTS

Unless otherwise noted, the information below is for fiscal periods ending on October 31 of each year. The accounting firm of Price Waterhouse LLP has audited the Funds' financial statements since October 1, 1990. Their report is included in the Funds' Annual Report, which is incorporated by reference into the SAI. The Funds' financial statements for fiscal periods prior to October 1, 1990 were audited by other independent accountants whose reports are not included in the Annual Report. Expense and income ratios and portfolio turnover rates have been annualized for periods of less than one year. Total returns for periods of less than one year are not annualized. A DETAILED EXPLANATION OF THE FINANCIAL HIGHLIGHTS CAN BE FOUND ON PAGE 7.


                                                                                       Janus Fund
                                                                 1995              1994            1993          1992
---------------------------------------------------------------------------------------------------------------------
 1. Net asset value, beginning of period                      $ 19.62           $ 20.81         $ 18.86       $ 18.27
    Income from investment operations:
 2. Net investment income                                        0.16              0.17            0.26          0.23
 3. Net gains or (losses) on securities
    (both realized and unrealized)                               3.99             (0.03)           2.88          1.46
 4. Total from investment operations                             4.15              0.14            3.14          1.69
    Less distributions:
 5. Dividends (from net investment income)                       (.01)            (0.39)(1)       (0.29)        (0.19)
 6. Distributions (from capital gains)                           (.39)            (0.94)          (0.90)        (0.91)
 7. Total distributions                                          (.40)            (1.33)          (1.19)        (1.10)
 8. Net asset value, end of period                            $ 23.37           $ 19.62         $ 20.81       $ 18.86
 9. Total return                                                21.62%             0.75%          17.41%         9.35%
10. Net assets, end of period (in millions)                   $11,963           $ 9,647         $ 9,098       $ 4,989
11. Ratio of expenses to average net assets                      0.87%(2)          0.91%           0.92%         0.97%
12. Ratio of net investment income to average net assets         1.25%             1.12%           1.55%         1.54%
13. Portfolio turnover rate                                       118%              139%            127%          153%
---------------------------------------------------------------------------------------------------------------------


                                                                                              Janus Fund
                                                                 1991          1990         1989        1988        1987        1986
------------------------------------------------------------------------------------------------------------------------------------
 1. Net asset value, beginning of period                      $ 13.25       $ 16.36       $12.11      $12.39      $14.77      $13.42
    Income from investment operations:
 2. Net investment income                                        0.25          0.25        0.22        0.60        0.19        0.42
 3. Net gains or (losses) on securities
    (both realized and unrealized)                               5.09         (0.67)       4.59        1.05        0.30        2.20
 4. Total from investment operations                             5.34         (0.42)       4.81        1.65        0.49        2.62
    Less distributions:
 5. Dividends (from net investment income)                      (0.31)        (0.19)      (0.56)      (0.32)      (0.38)      (0.47)
 6. Distributions (from capital gains)                          (0.01)        (2.50)       --         (1.61)      (2.49)      (0.80)
 7. Total distributions                                         (0.32)        (2.69)      (0.56)      (1.93)      (2.87)      (1.27)
 8. Net asset value, end of period                            $ 18.27       $ 13.25       $16.36      $12.11      $12.39      $14.77
 9. Total return                                                40.95%        (3.68%)     41.67%      15.83%       4.14%      20.66%
10. Net assets, end of period (in millions)                   $ 2,598       $ 1,049       $ 673       $ 391       $ 387       $ 474
11. Ratio of expenses to average net assets                      0.98%         1.02%       0.92%       0.98%       1.01%       1.00%
12. Ratio of net investment income to average net assets         1.77%         2.11%       1.68%       4.99%       1.55%       2.82%
13. Portfolio turnover rate                                       132%          307%        205%        175%        214%        254%
------------------------------------------------------------------------------------------------------------------------------------

(1)  Distribution in excess of financial statement income of $0.02.


(2) The Fund's expenses may be reduced through the use of broker commissions and uninvested cash balances earning interest with the Fund's custodian. The expense ratio for the fiscal period ended October 31, 1995, does not reflect expense reductions, which reduced the expense ratio to 0.86%.



                                                                                     Janus Twenty Fund
                                                              1995             1994          1993          1992(1)      1992(2)
------------------------------------------------------------------------------------------------------------------------------------
 1. Net asset value, beginning of period                   $ 24.24          $ 25.85       $ 22.75       $ 22.17      $ 18.88
    Income from investment operations:
 2. Net investment income                                      .01             0.16          0.17          0.09         0.11
 3. Net gains or (losses) on securities
    (both realized and unrealized)                            5.94            (1.07)         3.31          0.49         3.62
 4. Total from investment operations                          5.95            (0.91)         3.48          0.58         3.73
    Less distributions:
 5. Dividends (from net investment income)                    (.07)           (0.25)        (0.18)         --          (0.02)
 6. Distributions (from capital gains)                        --              (0.45)        (0.20)         --          (0.42)
 7. Total distributions                                       (.07)           (0.70)        (0.38)         --          (0.44)
 8. Net asset value, end of period                         $ 30.12          $ 24.24       $ 25.85       $ 22.75      $ 22.17
 9. Total return                                             24.67%           (3.52%)       15.39%         2.62%       19.60%
10. Net assets, end of period (in millions)                $ 2,996          $ 2,743       $ 3,749       $ 2,434      $ 2,081
11. Ratio of expenses to average net assets                   1.00%(3)         1.02%         1.05%         1.12%        1.01%
12. Ratio of net investment income to average net assets      0.62%            0.57%         0.87%         1.27%        1.08%
13. Portfolio turnover rate                                    147%             102%           99%           79%          83%
------------------------------------------------------------------------------------------------------------------------------------



                                                                                     Janus Twenty Fund
                                                             1991(2)     1990(2)    1989(2)      1988(2)     1987(2)     1986(2)
------------------------------------------------------------------------------------------------------------------------------------
 1. Net asset value, beginning of period                   $16.01      $13.05      $9.66       $13.69      $14.27      $11.57
    Income from investment operations:
 2. Net investment income                                   0.16        0.05        0.46        0.42        0.30        0.19
 3. Net gains or (losses) on securities
    (both realized and unrealized)                          2.90        3.35        3.73       (2.86)       0.74        3.05
 4. Total from investment operations                        3.06        3.40        4.19       (2.44)       1.04        3.24
    Less distributions:
 5. Dividends (from net investment income)                 (0.19)      (0.02)      (0.80)      (0.41)      (0.25)      (0.23)
 6. Distributions (from capital gains)                      --         (0.42)       --         (1.18)      (1.37)      (0.31)
 7. Total distributions                                    (0.19)      (0.44)      (0.80)      (1.59)      (1.62)      (0.54)
 8. Net asset value, end of period                         $18.88      $16.01      $13.05      $9.66       $13.69      $14.27
 9. Total return                                           19.43%      26.36%      45.89%      (17.13%)     8.66%      29.06%
10. Net assets, end of period (in millions)                $ 556       $ 175       $  20       $  13       $  19       $  10
11. Ratio of expenses to average net assets                 1.07%       1.32%       1.88%       1.70%       1.79%       2.00%
12. Ratio of net investment income to average net assets    1.30%       1.28%       0.68%       3.35%       2.98%       3.55%
13. Portfolio turnover rate                                  163%        228%        220%        317%        202%        152%
------------------------------------------------------------------------------------------------------------------------------------

(1)  Fiscal period from June 1, 1992 to October 31, 1992.
(2)  Fiscal year ended on May 31st of each year.
(3) The Fund's expenses may be reduced through the use of broker commissions and uninvested cash balances earning interest with the Fund's custodian. The expense ratio for the fiscal period ended October 31, 1995, does not reflect expense reductions, which reduced the expense ratio to 0.99%.


JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996


                                                                     Janus                                        Janus
                                                                   Enterprise                                    Mercury
                                                                      Fund                                         Fund
                                                  1995           1994        1993        1992(1)     1995         1994       1993(2)
------------------------------------------------------------------------------------------------------------------------------------
 1. Net asset value, beginning of period        $24.43         $21.87      $17.09      $15.00     $ 14.12       $11.70     $10.00
    Income from investment operations:
 2. Net investment income (loss)                  0.52          (0.06)       0.04        --          0.16         0.02      (0.01)
 3. Net gains or (losses) on securities
    (both realized and unrealized)                3.09           3.18        4.76        2.09        3.37         2.40       1.71
 4. Total from investment operations              3.61           3.12        4.80        2.09        3.53         2.42       1.70
    Less distributions:
 5. Dividends (from net investment income)       (0.52)         (0.02)      (0.02)       --         (0.16)        --         --
 6. Distributions (from capital gains)           (0.38)         (0.54)       --          --         (0.11)        --         --
 7. Total distributions                          (0.90)         (0.56)      (0.02)       --         (0.27)        --         --
 8. Net asset value, end of period              $27.14         $24.43      $21.87      $17.09     $ 17.38       $14.12     $11.70
 9. Total return                                 15.46%         14.56%      28.09%      13.93%      25.53%       20.68%     17.00%
10. Net assets, end of period (in millions)     $  459         $  370      $  239      $    8     $ 1,521       $  596     $  113
11. Ratio of expenses to average net assets       1.26%(3)       1.25%       1.36%       2.50%       1.14%(3)     1.33%      1.75%
12. Ratio of net investment income to average
    net assets                                    0.02%         (0.32%)      0.14%      (0.81%)      0.50%        0.25%     (0.40%)
13. Portfolio turnover rate                        194%           193%        201%         53%        201%         283%       151%
------------------------------------------------------------------------------------------------------------------------------------


(1)  Fiscal period from September 1, 1992 (inception) to October 31, 1992.
(2)  Fiscal period from May 3, 1993 (inception) to October 31, 1993.


(3) The Fund's expenses may be reduced through the use of broker commissions and uninvested cash balances earning interest with the Fund's custodian. The expense ratio for the fiscal period ended October 31, 1995, does not reflect expense reductions, which reduce the expense ratio to 1.23% for Janus Enterprise Fund and 1.12% for Janus Mercury Fund.





                                                                                 Janus                                  Janus
                                                                               Worldwide                              Overseas
                                                                                 Fund                                   Fund
                                                   1995             1994         1993        1992        1991(1)   1995      1994(2)
------------------------------------------------------------------------------------------------------------------------------------
 1. Net asset value, beginning of period        $ 27.00          $ 24.16       $18.95      $17.45      $15.00    $10.36      $10.00
    Income from investment operations:
 2. Net investment income (loss)                   0.81             0.15        0.14        0.16        --        0.12       (0.02)
 3. Net gains or (losses) on securities
    (both realized and unrealized)                 1.39             3.34        5.29        1.39        2.45      1.10        0.38
 4. Total from investment operations               2.20             3.49        5.43        1.55        2.45      1.22        0.36
    Less distributions:
 5. Dividends (from net investment income)        (0.54)           (0.27)      (0.22)       --          --        --          --
 6. Distributions (from capital gains)            (1.01)           (0.38)       --         (0.05)       --        --          --
 7. Total distributions                           (1.55)           (0.65)      (0.22)      (0.05)       --        --          --
 8. Net asset value, end of period              $ 27.65          $ 27.00       $24.16      $18.95      $17.45    $11.58      $10.36
 9. Total return                                   8.89%           14.76%      28.79%       9.20%      16.00%    11.78%       3.60%
10. Net assets, end of period (in millions)     $ 1,804          $ 1,587       $ 755       $ 161       $  18     $ 111       $  64
11. Ratio of expenses to average net assets        1.24%(3)         1.12%       1.32%       1.73%       2.50%     1.76%(3)    2.16%
12. Ratio of net investment income to average
    net assets                                     0.99%            0.42%       0.92%       1.74%       0.02%     0.36%      (0.64%)
13. Portfolio turnover rate                         142%             158%        124%        147%         40%      188%        181%
------------------------------------------------------------------------------------------------------------------------------------


(1)  Fiscal period from May 15, 1991 (inception) to October 31, 1991.
(2)  Fiscal period from May 2, 1994 (inception) to October 31, 1994.


(3) The Fund's expenses may be reduced through the use of broker commissions and uninvested cash balances earning interest with the Fund's custodian. The expense ratio for the fiscal period ended October 31, 1995, does not reflect expense reductions, which reduced the expense ratio to 1.23% for Janus Worldwide Fund and 1.73% for Janus Overseas Fund.


JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996


                                                            Janus Growth and Income Fund
                                                  1995           1994        1993        1992        1991(1)
------------------------------------------------------------------------------------------------------------
 1. Net asset value, beginning of period        $14.69         $15.24      $12.95      $12.13      $10.00
    Income from investment operations:
 2. Net investment income                         0.11           0.19        0.14        0.17       0.02
 3. Net gains or (losses) on securities
    (both realized and unrealized)                3.43          (0.31)       2.29        0.80       2.13
 4. Total from investment operations              3.54          (0.12)       2.43        0.97       2.15
    Less distributions:
 5. Dividends (from net investment income)       (0.10)         (0.10)      (0.14)      (0.15)     (0.02)
 6. Distributions (from capital gains)            --            (0.33)       --          --         --
 7. Total distributions                          (0.10)         (0.43)      (0.14)      (0.15)     (0.02)
 8. Net asset value, end of period              $18.13         $14.69      $15.24      $12.95      $12.13
 9. Total return                                 24.20%         (0.76%)     18.81%       7.98%     21.50%
10. Net assets, end of period (in millions)     $  583         $  490      $  519      $  244      $  56
11. Ratio of expenses to average net assets       1.19%(3)       1.22%       1.28%       1.52%      2.33%
12. Ratio of net investment income to average
    net assets                                    1.11%          1.26%       1.13%       1.61%      0.76%
13. Portfolio turnover rate                        195%           123%        138%        120%        14%
------------------------------------------------------------------------------------------------------------



                                                                 Janus Balanced Fund
                                                    1995           1994        1993        1992(2)
--------------------------------------------------------------------------------------------------
 1. Net asset value, beginning of period          $12.17         $12.23      $10.64      $10.00
    Income from investment operations:
 2. Net investment income                           0.61           0.27        0.19        --
 3. Net gains or (losses) on securities
    (both realized and unrealized)                  1.52          (0.09)       1.56        0.64
 4. Total from investment operations                2.13           0.18        1.75        0.64
    Less distributions:
 5. Dividends (from net investment income)         (0.58)         (0.24)      (0.16)       --
 6. Distributions (from capital gains)              --             --          --          --
 7. Total distributions                            (0.58)         (0.24)      (0.16)       --
 8. Net asset value, end of period                $13.72         $12.17      $12.23      $10.64
 9. Total return                                   18.20%          1.51%      16.54%       6.40%
10. Net assets, end of period (in millions)       $  125         $   94      $   73      $    2
11. Ratio of expenses to average net assets         1.35%(3)       1.42%       1.70%       2.50%
12. Ratio of net investment income to average
    net assets                                      2.52%          2.28%       2.15%      (0.12%)
13. Portfolio turnover rate                          185%           167%        131%        130%
--------------------------------------------------------------------------------------------------


(1)  Fiscal period from May 15, 1991 (inception) to October 31, 1991.
(2)  Fiscal period from September 1, 1992 (inception) to October 31, 1992.


(3) The Fund's expenses may be reduced through use of broker commissions and uninvested cash balances earning interest with the Fund's custodian. The expense ratio for the fiscal period ended October 31, 1995, does not reflect expense reductions, which reduced the expense ratio to 1.17% for Janus Growth and Income Fund and 1.32% for Janus Balanced Fund.





                                                                 Janus Flexible Income Fund
                                                  1995           1994        1993           1992(1)       1991(2)
-----------------------------------------------------------------------------------------------------------------
 1. Net asset value, beginning of period        $ 8.96         $10.03      $ 9.26         $ 9.09         $8.01
    Income from investment operations:
 2. Net investment income                         0.72           0.74        0.77           0.68          0.68
 3. Net gains or (losses) on securities
    (both realized and unrealized)                0.59          (0.86)       0.79           0.15          1.29
 4. Total from investment operations              1.31          (0.12)       1.56           0.83          1.97
    Less distributions:
 5. Dividends (from net investment income)       (0.72)         (0.72)      (0.77)         (0.66)        (0.72)
 6. Distributions (from capital gains)            --            (0.23)      (0.02)          --           (0.17)
 7. Total distributions                          (0.72)         (0.95)      (0.79)         (0.66)        (0.89)
 8. Net asset value, end of period              $ 9.55         $ 8.96      $10.03         $ 9.26         $9.09
 9. Total return                                 15.35%         (1.26%)     17.48%          9.43%        25.98%
10. Net assets, end of period (in millions)     $  580         $  377      $  473         $  205         $  72
11. Ratio of expenses to average net assets       0.96%(5)       0.93%       1.00%(4)       1.00%(4)      1.00%(4)
12. Ratio of net investment income to average
    net assets                                    7.91%          7.75%       7.96%          8.98%         9.38%
13. Portfolio turnover rate                        250%           137%        201%           210%           88%
-----------------------------------------------------------------------------------------------------------------


                                                               Janus Flexible Income Fund
                                                    1990(2)       1989(2)       1988(2)        1987(3)
------------------------------------------------------------------------------------------------------
 1. Net asset value, beginning of period           $9.35         $9.99         $9.92         $10.00
    Income from investment operations:
 2. Net investment income                           0.95          0.97          0.92           0.40
 3. Net gains or (losses) on securities
    (both realized and unrealized)                 (1.38)        (0.56)         0.09          (0.07)
 4. Total from investment operations               (0.43)         0.41          1.01           0.33
    Less distributions:
 5. Dividends (from net investment income)         (0.91)        (0.97)        (0.92)          (.40)
 6. Distributions (from capital gains)              --           (0.08)        (0.02)          (.01)
 7. Total distributions                            (0.91)        (1.05)        (0.94)         (0.41)
 8. Net asset value, end of period                 $8.01         $9.35         $9.99         $ 9.92
 9. Total return                                   (4.62%)        4.12%        10.70%          3.40%
10. Net assets, end of period (in millions)        $  14         $  18         $  10         $    4
11. Ratio of expenses to average net assets         1.00%(4)      1.00%(4)      1.00%(4)       1.00%(4)
12. Ratio of net investment income to average
    net assets                                     11.24%        10.00%         9.32%          8.52%
13. Portfolio turnover rate                           96%           75%           76%           130%
------------------------------------------------------------------------------------------------------

(1)  Fiscal period from January 1, 1992 to October 31, 1992.
(2)  Fiscal year ended on December 31st of each year.
(3)  Fiscal period from July 2, 1987 (inception) to December 31, 1987.
(4) The ratio of expenses to average net assets was 1.01% in 1993, 1.21% in 1992 and 1.74% in 1991 before voluntary waiver of certain Fund expenses. The ratio was 2% in prior years.


(5) The Fund's expenses may be reduced through the use of broker commissions and uninvested cash balances earning interest with the Fund's custodian. The expense ratio for the fiscal period ended October 31, 1995, does not reflect expense reductions, which had a de minimis effect on the expense ratio (less than 0.01%).


JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996


                                                                                     Janus
                                                                           Intermediate Government
                                                                                Securities Fund
                                                    1995             1994           1993             1992(1)         1991(2)
----------------------------------------------------------------------------------------------------------------------------
 1. Net asset value, beginning of period           $4.81            $5.16          $5.36            $5.35          $ 5.00
    Income from investment operations:
 2. Net investment income                           0.30             0.25           0.22             0.22            0.13
 3. Net gains or (losses) on securities
    (both realized and unrealized)                  0.17            (0.35)         (0.09)            0.01            0.35
 4. Total from investment operations                0.47            (0.10)          0.13             0.23            0.48
    Less distributions:
 5. Dividends (from net investment income)         (0.30)           (0.25)         (0.22)           (0.22)          (0.13)
 6. Distributions (from capital gains)              --               --            (0.11)            --              --
 7. Total distributions                            (0.30)           (0.25)         (0.33)           (0.22)          (0.13)
 8. Net asset value, end of period                 $4.98            $4.81          $5.16            $5.36          $ 5.35
 9. Total return                                   10.19%           (1.89%)         2.68%            4.48%           9.74%
10. Net assets, end of period (in millions)        $  38            $  37          $  65            $  70          $   15
11. Ratio of expenses to average net assets         0.65%(5,9)       0.65%(5)       0.91%(5,8)       1.00%(5)        1.00%(5)
12. Ratio of net investment income to average
    net assets                                      6.24%            4.97%          4.27%            4.95%           5.93%
13. Portfolio turnover rate                          252%             304%           371%             270%              0%
----------------------------------------------------------------------------------------------------------------------------



                                                                                  Janus
                                                                                Short-Term
                                                                                Bond Fund
                                                       1995             1994           1993             1992(3)
---------------------------------------------------------------------------------------------------------------
 1. Net asset value, beginning of period              $2.87            $3.02          $2.98            $3.00
    Income from investment operations:
 2. Net investment income                              0.18             0.18           0.14             0.01
 3. Net gains or (losses) on securities
    (both realized and unrealized)                    (0.03)           (0.15)          0.04            (0.02)
 4. Total from investment operations                   0.15             0.03           0.18            (0.01)
    Less distributions:
 5. Dividends (from net investment income)            (0.18)           (0.17)         (0.14)           (0.01)
 6. Distributions (from capital gains)                 --              (0.01)          --               --
 7. Total distributions                               (0.18)           (0.18)         (0.14)           (0.01)
 8. Net asset value, end of period                    $2.84            $2.87          $3.02            $2.98
 9. Total return                                       5.55%            1.26%          6.17%           (0.19%)
10. Net assets, end of period (in millions)           $  46            $  54          $  76            $   3
11. Ratio of expenses to average net assets            0.66%(6,9)       0.65%(6)       0.83%(6,8)       1.00%(6)
12. Ratio of net investment income to average
    net assets                                         6.67%            6.08%          4.86%            3.22%
13. Portfolio turnover rate                             337%             346%           372%               7%
---------------------------------------------------------------------------------------------------------------



                                                                        Janus
                                                                     Federal Tax-
                                                                     Exempt Fund
                                                        1995             1994           1993(4)
-------------------------------------------------------------------------------------------------
 1. Net asset value, beginning of period               $6.45            $7.30          $7.00
    Income from investment operations:
 2. Net investment income                               0.36             0.36           0.14
 3. Net gains or (losses) on securities
    (both realized and unrealized)                      0.43            (0.83)          0.30
 4. Total from investment operations                    0.79            (0.47)          0.44
    Less distributions:
 5. Dividends (from net investment income)             (0.36)           (0.36)         (0.14)
 6. Distributions (from capital gains)                  --              (0.02)          --
 7. Total distributions                                (0.36)           (0.38)         (0.14)
 8. Net asset value, end of period                     $6.88            $6.45          $7.30
 9. Total return                                       12.60%           (6.62%)         6.33%
10. Net assets, end of period (in millions)            $  33            $  26          $  27
11. Ratio of expenses to average net assets             0.70%(7,9)       0.65%(7)       0.75%(7,8)
12. Ratio of net investment income to average
    net assets                                          5.43%            5.20%          4.58%
13. Portfolio turnover rate                              164%             160%           124%
-------------------------------------------------------------------------------------------------

(1)  Fiscal period from January 1, 1992 to October 31, 1992.
(2)  Fiscal period from July 26, 1991 (inception) to December 31, 1991.
(3)  Fiscal period from September 1, 1992 (inception) to October 31, 1992.
(4)  Fiscal period from May 3, 1993 (inception) to October 31, 1993.
(5) The ratio of expenses to average net assets was 1.22% in 1995, 1.15% in 1994, 1.09% in 1993, 1.32% in 1992 and 1.39% in 1991 before voluntary waiver of certain Fund expenses.
(6) The ratio of expenses to average net assets was 1.23% in 1995, 1.15% in 1994, 1.40% in 1993 and 2.50% in 1992 before voluntary waiver of certain Fund expenses.
(7) The ratio of expenses to average net assets was 1.31% in 1995, 1.41% in 1994 and 1.60% in 1993 before voluntary waiver of certain Fund expenses.
(8) The ratio of expenses to average net assets reflects the Fund's previous expense limit of 1.00%. This limit was reduced to .65% as of August 1, 1993.
(9) Expense ratios for the fiscal year ended October 31, 1995, do not reflect expense reductions from interest earned on invested cash balances held with the Funds' custodian, which reduced the expense ratio of each Fund to 0.65%.



UNDERSTANDING THE FINANCIAL HIGHLIGHTS

This section is designed to help you better understand the information summarized in the Financial Highlights tables. The tables contain important historical operating information that may be useful in making your investment decision or understanding how your investment has performed. The Funds' Annual Report contains additional information about each Fund's performance, including a comparison to an appropriate securities index. For a copy of the Annual Report, call 1-800-525-8983.

Net asset value ("NAV") is the value of a single share of a Fund. It is computed by adding the value of all of a Fund's investments and other assets, subtracting any liabilities and dividing the result by the number of shares outstanding. The difference between line 1 and line 8 in the Financial Highlights tables represents the change in value of a Fund's shares over the fiscal period, but not its total return.

Net investment income is the per share amount of dividends and interest income earned on securities held by a Fund, less Fund expenses. Dividends (from net investment income) is the per share amount that a Fund paid from net investment income.


Net gains or (losses) on securities is the per share increase or decrease in value of the securities a Fund holds. A gain (or loss) is realized when securities are sold. A gain (or loss) is unrealized when securities increase or decrease in value but are not sold. Distributions (from capital gains) is the per share amount that a Fund paid from net realized gains.


Total return is the percentage increase or decrease in the value of an investment over a stated period of time. A total return percentage includes both changes in NAV and income. For the purposes of calculating total return, it is assumed that dividends and distributions are reinvested at the NAV on the day of the distribution. A FUND'S TOTAL RETURN CANNOT BE COMPUTED DIRECTLY FROM THE FINANCIAL HIGHLIGHTS TABLES.

Ratio of expenses to average net assets is the total of a Fund's operating expenses divided by its average net assets for the stated period.

Ratio of net investment income to average net assets is a Fund's net investment income divided by its average net assets for the stated period.

Portfolio turnover rate is a measure of the amount of a Fund's buying and selling activity. It is computed by dividing total purchases or sales, whichever is less, by the average monthly market value of a Fund's portfolio securities.



JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996

THE FUNDS IN DETAIL


To help you decide which Fund is appropriate for you, this section takes a closer look at the Funds' investment objectives, policies and the securities in which they invest. Please carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques, as well as the risk spectrum on page 2. Appendix A contains a more detailed description of investment terms used throughout this Prospectus. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in a Fund.


Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including each Fund's investment objective, are not fundamental and may be changed by the Funds' Trustees without a shareholder vote. You will be notified of any such changes that are material. If there is a material change in a Fund's objective or policies, you should consider whether that Fund remains an appropriate investment for you.

--------------------------------------------------------------------------------

A SHAREHOLDER'S INVESTMENT HORIZON IS THE AMOUNT OF TIME YOU SHOULD PLAN TO HOLD YOUR INVESTMENT IN A FUND TO MAXIMIZE THE POTENTIAL FOR REALIZING THE FUND'S OBJECTIVE.

--------------------------------------------------------------------------------

THE JANUS GROWTH FUNDS ARE DESIGNED FOR LONG-TERM INVESTORS WHO SEEK GROWTH OF CAPITAL ONLY AND WHO CAN TOLERATE THE GREATER RISKS ASSOCIATED WITH COMMON STOCK INVESTMENTS.

GROWTH FUNDS

Investment Objective: ................................         Growth of Capital
Primary Holdings: ....................................             Common Stocks
Shareholder's Investment Horizon: ....................                 Long-Term

JANUS FUND

The investment objective of this Fund is long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified fund that pursues its objective by investing in common stocks of companies of any size. Janus Fund was first offered to the public in 1970 and has the largest asset base of the Funds. This Fund generally invests in larger, more established issuers.


JANUS TWENTY FUND

The investment objective of this Fund is long-term growth of capital. It is a nondiversified fund that pursues its objective by normally concentrating its investments in a core position of 20-30 common stocks.


JANUS ENTERPRISE FUND


The investment objective of this Fund is long-term growth of capital. It is a nondiversified fund that pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index (the "MidCap Index"). Companies whose capitalization falls outside this range after the Fund's initial purchase continue to be considered medium-sized companies for the purpose of this policy. As of December 31, 1995, the MidCap Index included companies with capitalizations between approximately ____________. The range of the MidCap Index is expected to change on a regular basis. Subject to the above policy, the Fund may also invest in smaller or larger issuers.


JANUS MERCURY FUND

The investment objective of this Fund is long-term growth of capital. It is a nondiversified fund that pursues its objective by investing in common stocks of issuers of any size, which may include larger well-established issuers and/or smaller emerging growth companies.

JANUS WORLDWIDE FUND

The investment objective of this Fund is long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified fund that pursues its objective primarily through investments in common stocks of foreign and domestic issuers. The Fund has the flexibility to invest on a worldwide basis in companies and organizations of any size, regardless of country of organization or place of principal business activity. Janus Worldwide Fund normally invests in issuers from at least five different countries, including the United States. The Fund may at times invest in fewer than five countries or even a single country.

JANUS OVERSEAS FUND

The investment objective of this Fund is long-term growth of capital. It is a diversified fund that pursues its objective primarily through investments in common stocks of issuers located outside the United States. The Fund has the flexibility to invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity. The Fund normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country.


TYPES OF INVESTMENTS


Each of the Growth Funds invests primarily in common stocks of foreign and domestic companies. However, the percentage of each Fund's assets invested in common stocks will vary and each Fund may at times hold substantial positions in cash equivalents or interest bearing securities. See "General Portfolio Policies" on page 13. Each Fund may invest to a lesser degree in other types of securities including preferred stock, warrants, convertible securities and debt securities when its portfolio manager perceives an



JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996
opportunity for capital growth from such securities or to receive a return on idle cash. Debt and other income-producing securities that the Funds may purchase include those described with respect to Janus Flexible Income Fund on pages 11-12, except that the Growth Funds' investments in high-yield/high-risk bonds will not exceed 35% of net assets and investments in mortgage- and asset-backed securities will not exceed 25% of assets.


Although Janus Worldwide Fund and Janus Overseas Fund are committed to foreign investing, all of the Growth Funds may invest without limit in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies. Each of the Growth Funds may use futures, options and other derivatives for hedging purposes or as a means of enhancing return. See "Additional Risk Factors" on pages 14-15 for a discussion of the risks associated with foreign investing and derivatives.

Some securities that the Funds purchase may be issued on a when-issued, delayed delivery or forward commitment basis.

THE FOLLOWING QUESTIONS ARE DESIGNED TO HELP YOU BETTER UNDERSTAND AN INVESTMENT IN THE JANUS GROWTH FUNDS.

HOW ARE COMMON STOCKS SELECTED?


Each of the Growth Funds invests substantially all of its assets in common stocks to the extent its portfolio manager believes that the relevant market environment favors profitable investing in those securities. Portfolio managers generally take a "bottom up" approach to building their portfolios. In other words, they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in any Fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration. Any income realized on a Growth Fund's investments will be incidental to its objective.


--------------------------------------------------------------------------------

ARE THE SAME CRITERIA USED TO SELECT FOREIGN STOCKS?


Generally, yes. Portfolio managers seek companies with earnings growth potential, regardless of country of organization or place of principal business activity. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign stocks. See "Additional Risk Factors" on pages 14-15.


--------------------------------------------------------------------------------

WHAT IS THE MAIN RISK OF INVESTING IN A COMMON STOCK FUND?

The fundamental risk associated with any common stock fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. See "Additional Risk Factors" on pages 14-15.

--------------------------------------------------------------------------------

WHAT IS MEANT BY "MARKET CAPITALIZATION"?


Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criteria for Janus Enterprise Fund. Although the other Growth Funds offered by this Prospectus do not emphasize companies of any particular size, Funds with a larger asset base (e.g., Janus Fund) are more likely to invest in larger, more established issuers. Janus Venture Fund, which is closed to new investors and is not offered by this Prospectus, emphasizes small-sized companies (companies with market capitalizations of less than $1 billion or annual gross revenues of less than $500 million).


--------------------------------------------------------------------------------

HOW DOES A DIVERSIFIED FUND DIFFER FROM A NONDIVERSIFIED FUND?


Diversification is a means of reducing risk by investing a Fund's assets in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. Janus Twenty Fund, Janus Enterprise Fund and Janus Mercury Fund are nondiversified funds. See the risk spectrum on page 2 and "General Portfolio Policies" on page 13.


--------------------------------------------------------------------------------

HOW DO THE GROWTH FUNDS TRY TO REDUCE RISK?

Diversification of a Fund's assets reduces the effect of any single holding on its overall portfolio value. A Fund may also use futures, options and other derivative instruments to protect its portfolio from movements in securities prices and interest rates. The Funds may use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk when investing directly in foreign markets. See "Additional Risk Factors" on pages 14-15. In addition, to the extent that a Fund holds a larger cash position, it may not participate in market declines to the same extent as if the Fund remained more fully invested in common stocks.



JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996

THE JANUS COMBINATION FUNDS ARE DESIGNED FOR INVESTORS WHO PRIMARILY SEEK GROWTH OF CAPITAL WITH A DEGREE OF EMPHASIS ON INCOME. THESE FUNDS ARE NOT DESIGNED FOR INVESTORS WHO DESIRE A CONSISTENT LEVEL OF INCOME.

COMBINATION FUNDS

Investment Objective: ............... Growth of Capital; Some Emphasis on Income
Primary Holdings: ................ Common Stocks and Income-Producing Securities
Shareholder's Investment Horizon: .................................... Long-Term

JANUS GROWTH AND INCOME FUND

The investment objective of this Fund is long-term capital growth and current income. It is a diversified fund that, under normal circumstances, pursues its objective by investing up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities selected primarily for their income potential. The Fund normally emphasizes the growth component. However, in unusual circumstances, this Fund may reduce the growth component of its portfolio to 25% of its assets.

JANUS BALANCED FUND


The investment objective of this Fund is long-term capital growth, consistent with preservation of capital and balanced by current income. It is a diversified fund that, under normal circumstances, pursues its objective by investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. This Fund normally invests at least 25% of its assets in fixed-income senior securities, which include debt securities and preferred stocks.

TYPES OF INVESTMENTS

The Combination Funds may invest in the types of investments previously described under "Growth Funds" on pages 8-9. The Funds may also invest in the types of income-producing securities described on pages 11-12 for Janus Flexible Income Fund except that their investments in junk bonds will not exceed 35% of net assets and investments in mortgage- and asset-backed securities will not exceed 25% of assets.


THE FOLLOWING QUESTIONS ARE DESIGNED TO HELP YOU BETTER UNDERSTAND AN INVESTMENT IN THE JANUS COMBINATION FUNDS.

HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENT OF A COMBINATION FUND'S PORTFOLIO?

The Combination Funds may invest in a combination of common stocks, preferred stocks, convertible securities, debt securities and other fixed-income securities. A Combination Fund may shift assets between the growth and income components of its portfolio based on its portfolio manager's analysis of relevant market, financial and economic conditions. If a portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, then that Fund will place a greater emphasis on the growth component.

WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF THE COMBINATION FUNDS?

The growth component of the Combination Funds is expected to consist primarily of common stocks. The selection criteria for common stocks are described on page
9. Because income is a part of the investment objective of the Combination Funds, a portfolio manager may consider dividend-paying characteristics to a greater degree in selecting equity securities for these Funds. The Combination Funds may also find opportunities for capital growth from debt securities because of anticipated changes in interest rates, credit standing, currency relationships or other factors.

--------------------------------------------------------------------------------

WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF THE COMBINATION FUNDS?

The income component of each Combination Fund may consist of all types of income-producing securities, including common stocks selected primarily for their dividend payments, preferred stocks, convertible securities and all types of debt securities. Income-producing securities are used to produce a more consistent total return than a portfolio manager may attain through investing solely in growth stocks. However, the Combination Funds are not designed to produce a consistent level of income.

--------------------------------------------------------------------------------

HOW DO THE COMBINATION FUNDS DIFFER FROM EACH OTHER?


Janus Growth and Income Fund places a greater emphasis on the growth objective. Because it generally invests more heavily in growth stocks than Janus Balanced Fund, its share price can be expected to fluctuate more. Janus Growth and Income Fund has historically derived a greater portion of its income from dividend-paying common stocks, while Janus Balanced Fund invests to a greater degree in debt securities and preferred stock.


JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996

THE JANUS FIXED-INCOME FUNDS ARE DESIGNED FOR THOSE INVESTORS WHO PRIMARILY SEEK CURRENT INCOME.

FIXED-INCOME FUNDS

Investment Objective:
  Janus Flexible Income Fund ....................................   Total Return
Others ................................................................   Income
Primary Holdings: ................................   Income-Producing Securities
Shareholder's Investment Horizon:
  Janus Short-Term Bond Fund .....................   Short- to Intermediate-Term
Others ............................................   Intermediate- to Long-Term

JANUS FLEXIBLE INCOME FUND

The  investment  objective  of this  Fund is to  obtain  maximum  total  return, consistent with preservation of capital. This Fund pursues its objective primarily through investments in income-producing securities. Total return is expected to result from a combination of current income and capital appreciation, although income will normally be the dominant component of total return. As a fundamental policy, this Fund will invest at least 80% of its assets in income-producing securities.


Janus Flexible Income Fund may invest in a wide variety of income-producing securities including corporate bonds and notes, government securities, preferred stock, income-producing common stocks, debt securities that are convertible or exchangeable into equity securities, and debt securities that carry with them the right to acquire equity securities as evidenced by warrants attached to or acquired with the securities. The Fund may invest to a lesser degree in common stocks, other equity securities or debt securities that are not currently paying dividends or interest. The Fund may purchase securities of any maturity and quality and the average maturity and quality of its portfolio may vary substantially.


Janus Flexible Income Fund may invest without limit in foreign securities, including those of corporate and government issuers. The Fund may invest without limit in high-yield/high-risk bonds and may have substantial holdings of such securities. The risks of foreign securities and high-yield bonds are described under "Additional Risk Factors" on pages 14-15.

JANUS INTERMEDIATE GOVERNMENT SECURITIES FUND

The investment objective of this Fund is to seek as high a level of current income as is consistent with preservation of capital. This Fund pursues its objective by investing primarily in obligations of the U.S. government and its agencies and instrumentalities. Because of this emphasis, capital appreciation is not a significant investment consideration. This Fund may invest up to 20% of its net assets in commercial paper of U.S. issuers rated in the highest category by a nationally recognized statistical rating agency. Under normal circumstances, it is expected that this Fund's dollar-weighted average portfolio maturity will be greater than three years and less than ten years.

JANUS SHORT-TERM BOND FUND

The investment objective of this Fund is to seek as high a level of current income as is consistent with preservation of capital. This Fund pursues its objective by investing primarily in short- and intermediate-term fixed-income securities. Under normal circumstances, it is expected that this Fund's dollar-weighted average portfolio maturity will not exceed three years .

Janus Short-Term Bond Fund will normally invest at least 65% of its assets in debt securities. Subject to this policy and subject to its maturity limits, the Fund may invest in the types of securities previously described under Janus Flexible Income Fund except that its investments in high-yield/high-risk bonds will not exceed 35% of net assets.

--------------------------------------------------------------------------------

JANUS FEDERAL TAX-EXEMPT FUND IS DESIGNED FOR INVESTORS WHO SEEK A HIGHER AFTER-TAX YIELD THAN COMPARABLE INVESTING IN TAXABLE SECURITIES.

JANUS FEDERAL TAX-EXEMPT FUND

The investment objective of this Fund is to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital. This Fund pursues its objective by investing primarily in municipal obligations of any maturity whose interest is exempt from federal income tax. Because of this emphasis, capital appreciation is not a significant investment consideration. However, to the extent that capital gains are realized, they are subject to federal income tax. As a fundamental policy, this Fund will normally invest at least 80% of its net assets in securities whose interest is exempt from federal income tax, including the federal alternative minimum tax.

Municipal securities in which the Fund may invest include general obligation bonds, revenue bonds, industrial development bonds, municipal lease obligations, certificates of participation (not to exceed 10% of assets), inverse floaters (not to exceed 5% of assets), instruments with demand features, tender option bonds and standby commitments.

At times, this Fund may invest more than 25% of its assets in tax-exempt securities that are related in such a way that an economic, business, or political development or change affecting one security could similarly affect the other securities; for example, securities whose issuers are located in the same state, or securities whose interest is derived from revenues of similar type projects. The Fund may invest more than 25% of its assets in industrial development bonds.



JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996

TYPES OF INVESTMENTS


Subject to the specific investment policies of each Fund discussed above, the Fixed-Income Funds may also invest in mortgage- and asset-backed securities (unlimited for Janus Flexible Income Fund and up to 25% of assets for the others Funds); zero coupon bonds (up to 10% of assets for each Fund); high-yield/high-risk bonds (up to 35% of net assets for Janus Short-Term Bond Fund and Janus Federal Tax-Exempt Fund; unlimited for Janus Flexible Income
Fund); securities purchased on a when-issued, delayed delivery or forward commitment basis; and indexed/structured securities. In addition, each Fund may use futures, options and other derivatives for hedging purposes or for other purposes, such as enhancing return. See "Additional Risk Factors" on pages 14-15. When its portfolio manager is unable to locate investment opportunities with favorable risk/reward characteristics, the cash position of any Fund may increase and the Fund may have substantial holdings of cash or cash equivalent short-term obligations. See "General Portfolio Policies" on page 13.

THE FOLLOWING QUESTIONS ARE DESIGNED TO HELP YOU BETTER UNDERSTAND AN INVESTMENT IN THE JANUS FIXED-INCOME FUNDS.

HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?


A fundamental risk associated with any fund that invests in fixed-income securities (e.g, a bond fund) is the risk that the value of the securities it holds will rise or fall as interest rates change. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. A bond fund's average-weighted maturity and its duration are measures of how the fund may react to interest rate changes.


WHAT IS MEANT BY A FUND'S "AVERAGE-WEIGHTED MATURITY"?

The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor, such as a Fund. A bond's term to maturity is the number of years remaining to maturity. A bond fund does not have a stated maturity, but it does have an average-weighted maturity. This number is calculated by averaging the terms to maturity of bonds held by a Fund with each maturity "weighted" according to the percentage of net assets that it represents.

--------------------------------------------------------------------------------

WHAT IS MEANT BY A FUND'S "DURATION"?

A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond fund is calculated by averaging the duration of bonds held by a fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund's duration is usually shorter than its average maturity.

--------------------------------------------------------------------------------

HOW DO THE FIXED-INCOME FUNDS MANAGE INTEREST RATE RISK?

Each Fixed-Income Fund may vary the average-weighted maturity of its portfolio to reflect its portfolio manager's analysis of interest rate trends and other factors. A Fund's average-weighted maturity will tend to be shorter when its portfolio manager expects interest rates to rise and longer when its portfolio manager expects interest rates to fall. The Funds may also use futures, options and other derivatives to manage interest rate risk. See "Additional Risk Factors" on pages 14-15.

--------------------------------------------------------------------------------

WHAT IS MEANT BY "CREDIT QUALITY"?


Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.


--------------------------------------------------------------------------------

HOW IS CREDIT QUALITY MEASURED?


Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's Ratings Services ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to Appendix B for a description of rating categories.


--------------------------------------------------------------------------------

WHAT ARE THE TAX ADVANTAGES OF INVESTING IN JANUS FEDERAL TAX-EXEMPT FUND?


Most regular income dividends you receive from Janus Federal Tax-Exempt Fund generally will not be subject to federal income tax. Additionally, your state may not tax the portion of this Fund's income derived from obligations issued by your state (if any). Capital gains distributed by this Fund are taxable to you. See "Distributions" and "Taxes" on pages 24-25. The higher your income tax level is, the more you will benefit from tax exempt investing.


--------------------------------------------------------------------------------

HOW DO THE FIXED-INCOME FUNDS DIFFER FROM EACH OTHER?

The chart on page 13 shows that the Fixed-Income Funds differ substantially in terms of the type, credit quality and average maturity of the securities in which they invest.



JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996

                              Primary                              Interest Rate
                              Investment Type     Credit Risk      Risk
--------------------------------------------------------------------------------
Janus Flexible Income Fund    Corporate Bonds     High             High
--------------------------------------------------------------------------------
Janus Intermediate            U.S. Government
  Gov't Securities Fund       Securities          Low              Moderate
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund    Corporate Bonds     Moderate         Low
--------------------------------------------------------------------------------
Janus Federal                 Municipal
  Tax-Exempt Fund             Securities          Moderate         High
--------------------------------------------------------------------------------

GENERAL PORTFOLIO POLICIES


Unless otherwise stated, each of the following policies applies to all of the Funds. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. For example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


CASH POSITION

When a  Fund's  portfolio  manager  believes  that  market  conditions  are  not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities, a Fund's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Funds do not always stay fully invested in stocks and bonds. Cash or similar investments are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Funds may vary significantly. Larger hedged positions and/or larger cash positions may serve as a means of preserving capital in unfavorable market conditions.


Securities that the Funds may invest in as means of receiving a return on idle cash include high-grade commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. The Funds may also invest in money market funds (including funds managed by Janus Capital). Janus Federal Tax-Exempt Fund may invest in such securities even though they may be federally taxable. When a Fund's investments in cash or similar investments increase, a Fund may not participate in stock or bond market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.


DIVERSIFICATION


The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified. All of the Funds (except Janus Twenty Fund, Janus Enterprise Fund and Janus Mercury Fund) qualify as diversified funds under the 1940 Act. The Funds are subject to the following diversification requirements:


o As a fundamental policy, no Fund may own more than 10% of the outstanding voting shares of any issuer.


o As a fundamental policy, with respect to 50% of the total assets of Janus Twenty Fund, Janus Enterprise Fund and Janus Mercury Fund and 75% of the total assets of the other Funds, no Fund will purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause a Fund's holdings of that issuer to amount to more than 5% of that Fund's total assets.


o    No Fund will invest more than 25% of its assets in a single issuer.

INDUSTRY CONCENTRATION

As a fundamental policy, no Fund will invest more than 25% of its total assets in any particular industry. This policy does not apply to U.S. government securities and municipal obligations issued by governments or their subdivisions because the issuers of those securities are not considered a part of any industry.

PORTFOLIO TURNOVER

Each Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. Changes are made in a Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

To a limited extent, a Fund may purchase securities in anticipation of relatively short-term price gains. A Fund may also sell one security and simultaneously purchase the same or comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Certain tax rules may restrict the Funds' ability to engage in short-term trading if a security has been held for less than three months.


ILLIQUID INVESTMENTS

Each Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus


JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996

Capital. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital may determine that securities that cannot be sold to the U.S. public but that can be sold to institutional investors (for example, Rule 144A securities) are liquid. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and certain other securities, including privately placed commercial paper and municipal lease obligations.


BORROWING AND LENDING

Each Fund may borrow money and lend securities or other assets, as follows:

o Each Fund may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

o Each Fund may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.

o As a fundamental policy, each Fund may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

Each Fund intends to seek permission from the SEC to borrow money from or lend money to each other and other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above percentage limits. There is no assurance that such permission will be granted.

ADDITIONAL RISK FACTORS

FOREIGN SECURITIES

INVESTMENTS IN FOREIGN SECURITIES, INCLUDING THOSE OF FOREIGN GOVERNMENTS, INVOLVE GREATER RISKS THAN INVESTING IN COMPARABLE DOMESTIC SECURITIES.

Securities of some foreign companies and governments may be traded in the United States, but many foreign securities are traded primarily in foreign markets. The risks of foreign investing include:


o Currency Risk. A Fund may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

o Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

o Regulatory Risk. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.


o Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

o    Transaction  Costs.   Transaction  costs  of  buying  and  selling  foreign
     securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

INVESTMENTS IN SMALLER COMPANIES

SMALLER OR NEWER COMPANIES MAY SUFFER MORE SIGNIFICANT LOSSES AS WELL AS REALIZE MORE SUBSTANTIAL GROWTH THAN LARGER OR MORE ESTABLISHED ISSUERS.

Smaller or newer companies may lack depth of management, they may be unable to generate funds necessary for growth or potential development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, and may be subject to wider price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

Each Fund may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively "derivative instruments"). The Funds intend to use most derivative instruments primarily to hedge the value of their portfolios against potential adverse movements in securities prices, foreign



JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996
currency markets or interest rates. To a limited extent, the Funds may also use derivative instruments for non-hedging purposes such as seeking to increase a Fund's income or otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.


The use of derivative instruments exposes the Funds to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

o the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates;

o imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

o the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

o inability to close out certain hedged positions to avoid adverse tax consequences;

o the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

o leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and

o particularly in the case of privately-negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave a Fund worse off than if it had not entered into the position.


Although the Funds believe the use of derivative instruments will benefit the Funds, a Fund's performance could be worse than if the Fund had not used such instruments if a portfolio manager's judgement proves incorrect.

When a Fund invests in a derivative instrument, it may be required to segregate cash and other high-grade liquid assets or certain portfolio securities with its custodian to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as the Fund maintains the positions requiring segregation or cover. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.


HIGH-YIELD/HIGH-RISK BONDS


High-yield/high-risk bonds (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies (Standard & Poor's and Moody's). Please refer to Appendix B for a description of bond rating categories. The Funds expect that holdings of lower rated securities, if any, will consist primarily of bonds rated in the highest two tiers of non-investment grade securities.

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e. credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged. In the event of a default, a Fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

The market for lower quality securities is generally less liquid than the market for higher rated bonds. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market as rated securities.

The market prices of high-yield bonds structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically. In addition, zero coupon, pay-in-kind and delayed interest bonds do not pay interest until maturity. However, the Funds must recognize a computed amount of interest income and pay dividends to shareholders even though it has received no cash. In some instances, the Funds may have to sell securities to have sufficient cash to pay the dividends.


SPECIAL SITUATIONS

Each Fund (except Janus Intermediate Government Securities Fund) may invest in "special situations" from time to time. A special situation arises when, in the opinion of a Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.


See Appendix A for risks associated with certain other investments.


JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996

SHAREHOLDER'S MANUAL


This section will help you become familiar with the different types of accounts you can establish with Janus. This section also explains in detail the wide array of services and features you can establish on your account. These services may be modified or discontinued without shareholder approval.


HOW TO GET IN TOUCH WITH JANUS

If you have any questions while reading our Prospectus, please call one of our Investor Service Representatives at 1-800-525-3713 Monday-Friday: 7:00 a.m.-1:00 a.m., and Saturday-Sunday: 10:00 a.m.-7:00 p.m., New York time.

--------------------------------------------------------------------------------


MINIMUM INVESTMENTS*
To open a new account .............................................     $2,500
To open a new retirement or UGMA/UTMA account .....................     $  500
To open a new account with an Automatic Investment Program ........     $  500**
To add to any type of an account ..................................     $  100

*The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of accounts.
**There is a $100 minimum subsequent investment.


--------------------------------------------------------------------------------

TYPES OF ACCOUNT OWNERSHIP

If you are investing in the Funds for the first time, you will need to establish an account. You can establish the following types of accounts by completing the New Account Application included with this prospectus:

o Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts have two or more owners.

o A Gift or Transfer to Minor (UGMA or UTMA). An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

o Trust. An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

o Business Accounts. Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

RETIREMENT ACCOUNTS

If you are eligible, you may set up your account under a tax-sheltered retirement plan. A retirement plan allows you to shelter your investment income and capital gains from current income taxes. A contribution to these plans may also be tax deductible. Distributions from a retirement plan are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2.


Investors Fiduciary Trust Company serves as custodian for the retirement plans offered by the Funds. There is an annual $12 fee per account to maintain your retirement account. The maximum annual fee is $24 per taxpayer identification number. You may pay the fee by check or have it automatically deducted from your account (usually in December).


The following plans require a special application. For an application and more details about our Retirement Plans, call 1-800-525-3713.

o Individual Retirement Account: An IRA allows individuals under age 70 1/2 with earned income to contribute up to the lesser of $2,000 or 100% of compensation annually. Please refer to the Janus Funds IRA booklet for complete information regarding IRAs.

o Simplified Employee Pension Plan ("SEP"): This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

o Profit Sharing or Money Purchase Pension Plan: These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

o Section 403(b)(7) Plan: Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a
     Section 403(b)(7) Plan.



JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996

HOW TO OPEN YOUR JANUS ACCOUNT

Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application. Make your check payable to Janus Funds. Send all items to one of the following addresses:

Regular Mail
Janus Funds
P.O. Box 173375
Denver, CO 80217-3375

Express or Certified Mail
Janus Funds
100 Fillmore Street
Denver, CO 80206-4923

INVESTOR SERVICE CENTERS


Janus Funds offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations:


100 Fillmore Street, Suite 100
Denver, CO 80206

3773 Cherry Creek North Drive, Suite 101
Denver, CO 80209




MINIMUM INVESTMENT POLICIES

ACCOUNTS ESTABLISHED AFTER FEBRUARY 15, 1996

Any account opened after February 15, 1996, must meet minimum investment requirements described at page 16.

ACCOUNTS ESTABLISHED ON OR BEFORE FEBRUARY 15, 1996

o The minimum investment requirement remains at $1,000 ($250 for retirement accounts and UGMA/UTMA accounts) for these accounts only.

o There is no minimum initial investment requirement for Automatic Monthly Investment Program participants that continue to make subsequent automatic investments of at least $50.

o Subsequent investments (other than automatic monthly investments) must meet the $100 minimum.

ALL ACCOUNTS

Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 annual maintenance fee (or the value of the account if less than $10) from accounts with values below the minimums described above or to close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. It is expected that accounts will be valued and the $10 fee assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.


HOW TO PURCHASE SHARES

PAYING FOR SHARES

When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted. Please note the following:


o Cash, credit cards, third party checks and credit card checks will not be accepted.


o    All purchases must be made in U.S. dollars.

o    Checks must be drawn on U.S. banks and made payable to Janus Funds.

o If a check does not clear your bank, the Funds reserve the right to cancel the purchase.

o If the Funds are unable to debit your predesignated bank account on the day of purchase, they may make additional attempts or cancel the purchase.

o    The Funds reserve the right to reject any specific purchase request.

If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Funds (or their agents) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.


ONCE YOU HAVE OPENED YOUR JANUS ACCOUNT, THE MINIMUM AMOUNT FOR AN ADDITIONAL INVESTMENT IS $100. You may add to your account at any time through any of the following options:


BY MAIL

Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

BY TELEPHONE

This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. When you make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten business days after the form is received.

BY WIRE

Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

AUTOMATIC INVESTMENT PROGRAMS


Janus offers several automatic investment plans to help you achieve your financial goals as simply and conveniently as possible. You may open a new account with a $500 initial purchase and $100 automatic subsequent investments.

o    AUTOMATIC MONTHLY INVESTMENT PROGRAM
     You select the day each month that your money ($100 minimum) will be electronically transferred from your bank account


JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996
     to your Fund account. To establish this option, complete the "Automatic Investing" section on the application and attach a "voided" check or deposit slip from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.

o    PAYROLL DEDUCTION
     If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck invested directly into your Fund account. To obtain information on establishing this option, call 1-800-525-3713.

o    BY SYSTEMATIC EXCHANGE
     With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.


QUICK ADDRESS AND TELEPHONE REFERENCE

Regular Mail
Janus Funds
P.O. Box 173375
Denver, CO 80217-3375

Express or Certified Mail
Janus Funds
100 Fillmore Street
Denver, CO 80206-4923

Janus Investor Services    1-800-525-3713
To speak to a service representative

JETS(R)    1-800-525-6125
For 24-hour access to account and Fund information.

TDD      1-800-525-0056
A telecommunications device for our hearing- and speech-impaired shareholders.

Janus QuotelineSM 1-800-525-0024
For automated daily quotes on Fund share prices, yields and total returns.

Janus Literature Line      1-800-525-8983
To request a prospectus, shareholder reports or marketing materials.

HOW TO EXCHANGE SHARES

On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

IN WRITING

To request an exchange in writing, please follow the instructions for written requests on page 19.

BY TELEPHONE

All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus Electronic Telephone Service (JETS(R)) line at 1-800-525-6125.

BY SYSTEMATIC EXCHANGE


As noted above, you may establish a Systematic Exchange for as little as a $100 subsequent purchase per month on established accounts. You may establish a new account with a $500 initial purchase and subsequent $100 systematic exchanges.

If the balance in the account you are exchanging from falls below the systematic exchange amount, all remaining shares will be exchanged and the program will be discontinued.

EXCHANGE POLICIES

o Except for Systematic Exchanges, new accounts established by exchange must meet the $2,500 minimum, or be for the total account value if less than $2,500.

o Exchanges between existing accounts must mee the $100 subsequent investment requirement.

o You may make four exchanges out of each Fund during a calendar year (exclusive of Systematic Exchanges) free of charge. The Funds reserve the right to have a $5 transaction fee automatically deducted from your account for each additional exchange.


o Exchanges between accounts will be accepted only if the registrations are identical.

o If the shares you are exchanging are held in certificate form, you must return the certificate to your Fund prior to making any exchanges.

o Be sure that you read the prospectus for the Fund into which you are exchanging.

o The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Funds may reject exchanges from accounts engaged in excessive trading (including market timing transactions) that are detrimental to the Funds.

o An exchange represents the sale of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-tax deferred account.

HOW TO REDEEM SHARES


On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted.


IN WRITING

To request a redemption in writing, please follow the instructions for written requests on page 19.

BY TELEPHONE


Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing. This option enables you to redeem up to $100,000 daily from your account by simply calling 1-800-525-3713 by 4:00 p.m. New York time.


SYSTEMATIC WITHDRAWAL PLAN ("SWP")

SWPs allow you to redeem a specific dollar amount from your account on a regular basis. For more information on SWPs or to request the appropriate form, please call 1-800-525-3713.

PAYMENT OF REDEMPTION PROCEEDS

o    BY CHECK
     Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.



JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996

o    ELECTRONIC TRANSFER
     If you have established this option, your redemption proceeds will be electronically transferred to your predesignated bank account on the second business day after receipt of your redemption request. To establish this option, call 1-800-525-3713. There is no fee for this option.

o    BY WIRE
     If you are authorized for the wire redemption service, your redemption proceeds will be wired directly into your designated bank account on the next business day after receipt of your redemption request. There is no limitation on redemptions by wire; however, there is an $8 fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call 1-800-525-3713 to request the appropriate form. Wire redemptions are not available for retirement accounts.


IF THE SHARES BEING REDEEMED WERE PURCHASED BY CHECK, TELEPHONE OR THROUGH THE AUTOMATIC MONTHLY INVESTMENT PROGRAM, THE FUNDS MAY DELAY THE PAYMENT OF YOUR REDEMPTION PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.


WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed on page 17 and must include the following information:

     o the name of the Fund(s)
     o the account number(s)
     o the amount of money or number of shares being redeemed
     o the name(s) on the account
     o the signature(s) of all registered account owners
     o your daytime telephone number

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

o Individual, Joint Tenants, Tenants in Common: Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

o UGMA or UTMA: Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

o Sole Proprietor, General Partner: Written instructions must be signed by an authorized individual in his/her capacity as it appears in the account registration.

o Corporation, Association: Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.

o Trust: Written instructions must be signed by the trustee(s). If the name of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

o IRA: Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 59 1/2) or premature (before age 59 1/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

SIGNATURE GUARANTEE

In addition to the signature requirements, A SIGNATURE GUARANTEE IS ALSO REQUIRED if any of the following is applicable:

o    The redemption exceeds $100,000.

o    You  would  like  the  check  made   payable  to  anyone   other  than  the
     shareholder(s) of record.

o You would like the check mailed to an address which has been changed within 10 days of the redemption request.

o You would like the check mailed to an address other than the address of record.

THE FUNDS RESERVE THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS. FOR MORE INFORMATION PERTAINING TO SIGNATURE GUARANTEES, PLEASE CALL 1-800-525-3713.

HOW TO OBTAIN A SIGNATURE GUARANTEE

A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A SIGNATURE GUARANTEE MAY NOT BE PROVIDED BY A NOTARY PUBLIC.

If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

PRICING OF FUND SHARES


All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and approved. A Fund's NAV is calculated at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. NAV per share is calculated by dividing the total value of a Fund's securities and other assets, less liabilities, by the total number of shares outstanding. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.


JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

JANUS ELECTRONIC TELEPHONE SERVICE (JETS(R))

JETS, our electronic telephone service line, offers you 24-hour access by TouchTone(TM) telephone to obtain your account balance, to confirm your last transaction or dividend posted to your account, to order duplicate account or tax statements, to reorder money market fund checks or to exchange your shares. JETS can be accessed by calling 1-800-525-6125. Calls on JETS are limited to seven minutes.

TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS


You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other qualified plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Funds. The Processing Organization may also impose other charges or restrictions different from those applicable to shareholders who invest in the Funds directly. The Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Funds are not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Funds for shareholder recordkeeping and similar services.


TAXPAYER IDENTIFICATION NUMBER

On the application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification, the IRS requires the Funds to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Funds for any penalty that the IRS may impose.

SHARE CERTIFICATES

Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Funds. The Funds will issue share certificates upon written request only. Share certificates will not be issued until the shares have been held for at least 15 days and will not be issued for accounts that do not meet the minimum investment requirements. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.

INVOLUNTARY REDEMPTIONS



The Funds reserve the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise detrimental to the Funds.

TELEPHONE TRANSACTIONS

You may initiate many transactions by telephone. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

It may be difficult to reach the Funds by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center or, in the case of exchanges, calling the JETS line.

TEMPORARY SUSPENSION OF SERVICES

The Funds or their agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

ADDRESS CHANGES

To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of your Fund(s), the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

REGISTRATION CHANGES

To change the name on an account, the shares are generally  transferred to a new
account.  In  some  cases,  legal  documentation  may  be  required.   For  more
information, call 1-800-525-3713.

STATEMENTS AND REPORTS


The Funds will send you a confirmation statement after every transaction that affects your account balance or your account registration. If you are enrolled in our Automatic Monthly Investment Program and invest on a monthly basis, you will receive quarterly confirmation statements unless monthly statements are requested. Fixed-Income Fund Investors will receive quarterly confirmations of dividends. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

Financial reports for the Funds, which include a list of the Funds' portfolio holdings, will be mailed semiannually to all shareholders. To reduce expenses, only one copy of most financial reports will be mailed to accounts with the same record address. Upon request, such reports will be mailed to all accounts in the same household. Please call 1-800-525-3713 if you would like to receive additional reports.


JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996

MANAGEMENT OF THE FUNDS

TRUSTEES


The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to each Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Funds to the officers of the Trust and meet at least quarterly to review the Funds' investment policies, performance, expenses and other business affairs.


INVESTMENT ADVISER


Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4923, is the investment adviser to each of the Funds and is responsible for the day-to-day management of the investment portfolios and other business affairs of the Funds.


Janus Capital began serving as investment adviser to Janus Fund at its inception in 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.


Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.


Janus Capital furnishes continuous advice and recommendations concerning each Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

INVESTMENT PERSONNEL




James P. Craig, III is Chief Investment Officer, and Executive Vice President and portfolio manager of Janus Fund, which he has managed since 1986. Mr. Craig previously managed Janus Venture Fund from its inception to December 1993 and Janus Balanced Fund from December 1993 through December 1995. He holds a Bachelor of Arts in Business from the University of Alabama and a Master of Arts in Finance from the Wharton School of the University of Pennsylvania.

--------------------------------------------------------------------------------

James P. Goff is Executive Vice President and portfolio manager of Janus Enterprise Fund. Mr. Goff joined Janus Capital in 1988 and has managed this Fund since its inception and has co-managed Janus Venture Fund since December 1993. He holds a Bachelor of Arts in Economics from Yale University and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------

Helen Young Hayes is Executive Vice President and portfolio manager of Janus Worldwide Fund and Janus Overseas Fund. Ms. Hayes joined Janus Capital in 1987 and has managed or co-managed Janus Worldwide Fund and Janus Overseas Fund since their inceptions. She holds a Bachelor of Arts in Economics from Yale University and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------

Warren B. Lammert is Executive Vice President and portfolio manager of Janus Mercury Fund. Mr. Lammert joined Janus Capital in 1987 and has managed Janus Mercury Fund since its inception and Janus Balanced Fund from its inception to December 1993. He has also co-managed Janus Venture Fund since December 1993. He holds a Bachelor of Arts in Economics from Yale University and a Master of Science in Economic History from the London School of Economics and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------

Thomas F. Marsico is Executive Vice President and portfolio manager of Janus Growth and Income Fund and Janus Twenty Fund. Mr. Marsico has managed Janus Growth and Income Fund since its inception and Janus Twenty Fund since March 1988. He holds a Bachelor of Arts in Biology from the University of Colorado and Master of Business Administration in Finance from the University of Denver.

--------------------------------------------------------------------------------

Blaine P. Rollins is Executive Vice President and portfolio manager of Janus Balanced Fund, which he has managed since January 1996. Mr. Rollins joined Janus Capital in 1990 and has gained experience as a trader and research analyst prior to assuming management responsibility for Janus Balanced Fund. He holds a Bachelor of Science in Finance from the University of Colorado and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------

Sandy R. Rufenacht is Executive Vice President and portfolio manager of Janus Intermediate Government Securities Fund and Janus Short-Term Bond Fund. Mr. Rufenacht joined Janus Capital in 1990 and gained experience as a trader and research analyst before assuming management of these funds in January 1996. He holds a Bachelor of Arts in Business from the University of Northern Colorado.

--------------------------------------------------------------------------------

Scott W. Schoelzel is Executive Vice President and portfolio manager of Janus Olympus Fund.+ Mr. Schoelzel joined Janus Capital in January 1994. From 1991 to 1993, Mr. Schoelzel was a portfolio manager with Founders Asset Management, Denver, Colorado. Prior to 1991, he was a general partner of Ivy Lane Investments, Denver, Colorado (a real estate investment partnership). He holds a Bachelor of Arts in Business from Colorado College.

--------------------------------------------------------------------------------

Ronald V. Speaker is Executive Vice President and portfolio manager of Janus Flexible Income Fund, which he has managed since December 1991. Mr. Speaker joined Janus Capital in 1986 and also manages Janus High-Yield Fund.+ He previously managed Janus Intermediate Government Securities Fund, Janus Short-Term Bond Fund and Janus Federal Tax-Exempt Fund from their inceptions through December 1995. He holds a Bachelor of Arts in Finance from the University of Colorado and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------

Darrell W. Watters is Executive Vice President and portfolio manager of Janus Federal Tax-Exempt Fund, which he has managed since January 1996. Mr. Watters joined Janus Capital in 1993 as a municipal bond trader. He holds a Bachelor of Arts in Economics from Colorado State University.

--------------------------------------------------------------------------------
+ Janus Olympus Fund and Janus High-Yield Fund commenced operations on December 29, 1995, and are offered by separate prospectuses.


JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996

BREAKDOWN OF MANAGEMENT EXPENSES AND EXPENSE LIMITS


Each Fund pays Janus Capital a management fee which is accrued daily and paid monthly. The advisory agreement with each Fund spells out the management fee and other expenses that the Funds must pay. Each of the Funds is subject to the following management fee schedule (expressed as an annual rate):


                                        Average Daily Net        Annual Rate         Expense Limit
Fee Schedule                            Assets of Fund           Percentage (%)      Percentage (%)
---------------------------------------------------------------------------------------------------
Growth Funds and Combination Funds      First $ 30 Million       1.00                None+
                                        Next $270 Million         .75
                                        Next $200 Million         .70
                                        Over $500 Million         .65
---------------------------------------------------------------------------------------------------
Janus Flexible Income Fund              First $300 Million        .65                1.00*
                                        Over $300 Million         .55
---------------------------------------------------------------------------------------------------
Janus Short-Term Bond Fund              First $300 Million        .65                 .65*
                                        Over $300 Million         .55
---------------------------------------------------------------------------------------------------
Janus Intermediate Government
  Securities Fund                       First $300 Million        .50                 .65*
                                        Over $300 Million         .40
---------------------------------------------------------------------------------------------------
Janus Federal Tax-Exempt Fund           First $300 Million        .60                 .65*
                                        Over $300 Million         .55
---------------------------------------------------------------------------------------------------

* Janus Capital will waive certain fees and expenses to the extent that total expenses exceed the stated limits. You will be notified of any changes in these limits.
+ Janus Capital will waive certain fees and expenses to the extent that total expenses exceed the regulatory limits imposed by state securities regulators.


Differences in the actual management fees incurred by the Funds are due primarily to variances in the asset size of the Funds. As asset size increases, the annual rate of the management fee rate declines in accordance with the above schedules. In addition, each Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Annual Fund Operating Expenses table on page 3 lists the management fees and total operating expenses of each Fund for the most recent fiscal year.


PERSONAL INVESTING

Janus Capital permits investment and other personnel to purchase and sell securities for their own accounts, subject to Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds or Janus Capital's other advisory clients. See the SAI for more detailed information.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on behalf of each Fund are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for a Fund's transactions and recognizing brokerage, research and other services provided to the Fund and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for a Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. Janus Capital may also consider sales of shares of a Fund as a factor in the selection of brokerdealers. The Funds' Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for a Fund are effected with that broker-dealer, the commissions payable by the Fund are credited against certain Fund operating expenses. The SAI further explains the selection of broker-dealers.

OTHER SERVICE PROVIDERS

The following parties provide the Funds with administrative and other services.


Domestic Custodian
Investors Fiduciary Trust Company
127 W. 10th Street
Kansas City, Missouri 64105


Foreign Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101


Transfer Agent
Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217


Distributor
Janus Distributors, Inc.
100 Fillmore Street
Denver, Colorado 80206

Janus  Service  Corporation  and  Janus  Distributors,   Inc.  are  wholly-owned
subsidiaries  of  Janus  Capital.   Investors   Fiduciary  Trust  Company  is  a
wholly-owned subsidiary of State Street Bank and Trust Company.



JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996

OTHER INFORMATION

ORGANIZATION

The Trust is a "mutual fund" that was organized as a Massachusetts business trust on February 11, 1986. A mutual fund is an investment vehicle that pools money from numerous investors and invests the money to achieve a specified objective.


As of the date of this Prospectus, the Trust offers 18 separate series, three of which currently offer two classes of shares. Janus Fund became a series of the Trust on June 16, 1986. Janus Flexible Income Fund and Janus Intermediate Government Securities Fund became series of the Trust on August 7, 1992. All other Funds have been series of the Trust since their inceptions. This Prospectus describes twelve series of the Trust; the other series are offered by separate prospectuses.


SHAREHOLDER MEETINGS


The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each Fund only if a matter affects or requires the vote of only that Fund or that Fund's interest in the matter differs from the interest of other portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.




SIZE OF FUNDS

The Funds have no present plans to limit their size. However, any Fund may discontinue sales of its shares if management believes that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of a Fund are discontinued, it is expected that existing shareholders of that Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

MASTER/FEEDER OPTION

The Trust may in the future seek to achieve any Fund's investment objective by investing all of that Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that Fund. It is expected that any such investment company would be managed by Janus Capital in substantially the same manner as the existing Fund. The Trust's shareholders of record on April 30, 1992, and the initial shareholder(s) of all Funds created after April 30, 1992, have voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of the shareholders of the Funds is required. You will receive at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of a Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although management of the Funds believe the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.



JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996

DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------


DISTRIBUTIONS
THE INTERNAL REVENUE CODE REQUIRES EACH FUND TO DISTRIBUTE NET INCOME AND ANY NET GAINS REALIZED BY ITS INVESTMENTS ANNUALLY. A FUND'S INCOME FROM DIVIDENDS AND INTEREST AND ANY NET REALIZED SHORT-TERM CAPITAL GAINS ARE PAID TO SHAREHOLDERS AS DIVIDENDS. NET REALIZED LONG-TERM GAINS ARE PAID TO SHAREHOLDERS AS CAPITAL GAINS DISTRIBUTIONS.


--------------------------------------------------------------------------------

DISTRIBUTION SCHEDULE

                              Dividends                                    Capital Gains
---------------------------------------------------------------------------------------------------------
Growth Funds                  Declared and paid in December                Declared and paid in December
---------------------------------------------------------------------------------------------------------
Combination Funds             Declared and paid in March, June,            Declared and paid in December
                              September and December
---------------------------------------------------------------------------------------------------------
Fixed-Income Funds*           Declared daily and paid as of the last       Declared and paid in December
                              business day of each month
---------------------------------------------------------------------------------------------------------


*While distributions for these Funds are paid monthly, the income dividends for these Funds are declared daily, Saturdays, Sundays and holidays included, and are generally paid as of the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are paid at the end of the preceding month. An investor will begin accruing income dividends the day after the purchase is effective. If shares are redeemed, the investor will receive all dividends accrued through the day of the redemption.


HOW DISTRIBUTIONS AFFECT A FUND'S NAV

Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Fund declared a dividend in the amount of $0.25 per share. If Janus Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations.

"BUYING A DIVIDEND"

If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing or calling 1-800-525-3713. The Funds offer the following options:


1.   Reinvestment  Option.  You may reinvest  your income  dividends and capital
     gains   distributions  in  additional  shares.   This  option  is  assigned
     automatically if no other choice is made.


2. Cash Option. You may receive your income dividends and capital gains distributions in cash.


3. Reinvest And Cash Option. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.


4. Redirect Option. You may direct your dividends or capital gains to purchase shares of another Janus fund.


The Funds reserve the right to reinvest undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the applicable Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.


JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996

TAXES


As with any investment, you should consider the tax consequences of investing in the Funds. The following discussion does not apply to tax-deferred retirement accounts, nor is it a complete analysis of the federal tax implications of investing in the Funds. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.


TAXES ON DISTRIBUTIONS

Janus Federal Tax-Exempt Fund anticipates that substantially all of its income dividends will be exempt from federal income tax, although it may occasionally earn income on taxable investments and dividends attributable to that income would be taxable. In addition, interest from certain private activity bonds is a preference item for purposes of the alternative minimum tax, and to the extent the Fund earns such income shareholders subject to the alternative minimum tax must include that income as a preference item. Distributions from capital gains, if any, are subject to federal tax. The Fund will advise shareholders of the percentage of dividends, if any, subject to any federal tax.

Dividends and distributions for all of the other Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. In certain states, a portion of the dividends and distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year.

TAXATION OF THE FUNDS


Dividends, interest and some capital gains received by a Fund on foreign securities may be subject to tax withholding or other foreign taxes. Any foreign taxes paid by a Fund will be treated as an expense to the particular Fund or passed through to shareholders as a foreign tax credit, depending on particular facts and circumstances. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be taxed twice.


--------------------------------------------------------------------------------

PERFORMANCE TERMS

This section will help you understand various terms that are commonly used to describe a Fund's performance. You may see references to these terms in our newsletters, advertisements and in media articles. Our newsletters and advertisements may include comparisons of the Fund's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Growth and Combination Funds generally measure performance in terms of total return, while the Fixed-Income Funds generally use yield.

Cumulative total return represents the actual rate of return on an investment for a specified period. The Financial Highlights tables beginning on page 4 show total return for a single fiscal period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Fund). A cumulative total return does not show interim fluctuations in the value of an investment.

Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in a Fund's return and are not the same as actual annual results.

Yield shows the rate of income a Fund earns on its investments as a percentage of the Fund's share price. It is calculated by dividing a Fund's net investment income for a 30-day period by the average number of shares entitled to receive dividends and dividing the result by the Fund's NAV per share at the end of the 30-day period. Yield does not include changes in NAV.

Yields are calculated according to standardized SEC formulas and may not equal the income on an investor's account. Yield is usually quoted on an annualized basis. An annualized yield represents the amount you would earn if you remained in a Fund for a year and that Fund continued to have the same yield for the entire year.


Tax-Equivalent yield or total return (for Janus Federal Tax-Exempt Fund) shows the before-tax yield or total return that an investor would have to earn to equal the Fund's tax-free yield or total return. It is calculated by dividing a Fund's tax-free yield by the result of one minus a stated federal tax rate.


THE FUNDS IMPOSE NO SALES OR OTHER CHARGES THAT WOULD AFFECT TOTAL RETURN OR YIELD COMPUTATIONS. FUND PERFORMANCE FIGURES ARE BASED UPON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. INVESTMENT RETURNS AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.



JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996

APPENDIX A

GLOSSARY OF INVESTMENT TERMS


This glossary provides a more detailed description of some of the types of securities and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other type of instruments permitted by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of these instruments.


I. EQUITY AND DEBT SECURITIES


Bonds are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.


Certificates of Participation ("COPs") are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. See "Municipal lease obligations" below.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Funds may purchase commercial paper issued under Section 4(2) of the Securities Act of 1933. Janus Capital may determine that such securities are liquid under guidelines established by the Trustees.

Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).


Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


High-yield/High-risk bonds are securities that are rated below investment grade by the primary rating agencies (BB or lower by Standard &Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. See "Municipal securities" below.


Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.


Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality's credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility or revenue source.


Passive foreign investment companies (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Funds to recognize income associated with a PFIC prior to the actual receipt of any such income.


Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.


Repurchase agreements involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the


JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996
risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique may be used to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes.


Rule 144A securities are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors. Janus Capital may determine that such securities are liquid pursuant to procedures adopted by the Trustees.


Standby commitments are obligations purchased by a Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.


Tender option bonds are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.


U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.


Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.


Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.


When-issued, delayed delivery and forward transactions generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Funds do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. Strips are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.


II. FUTURES, OPTIONS AND OTHER DERIVATIVES

Forward contracts are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Funds may enter into forward currency contracts to hedge against declines in the value of non-dollar denominated securities or to reduce the impact of currency appreciation on purchases of non-dollar denominated securities. They may also enter into forward contracts to purchase or sell securities or other financial indices.


Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Funds may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Funds may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have


JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996
return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).


Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.


Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Funds may purchase and write put and call options on securities, securities indices and foreign currencies.



JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996

APPENDIX B

EXPLANATION OF RATING CATEGORIES


The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD &POOR'S RATINGS SERVICES

BOND RATING       EXPLANATION
--------------------------------------------------------------------------------
Investment Grade
----------------


AAA Highest rating; extremely strong capacity to pay principal and interest.

AA             High quality; very strong capacity to pay principal and interest.

A Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.

BBB Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.


Non-Investment Grade
--------------------


BB, B,         Predominantly  speculative with respect to the issuer's  capacity
CCC, CC, C     to meet  required  interest and principal  payments.  BB - lowest degree of  speculation;  C - the highest  degree of  speculation.
               Quality  and  protective   characteristics  outweighed  by  large
               uncertainties or major risk exposure to adverse conditions.

D              In default.
--------------------------------------------------------------------------------
MOODY'S INVESTORS SERVICE, INC.


Investment Grade
----------------


Aaa            Highest quality, smallest degree of investment risk.

Aa             High  quality;   together  with  Aaa  bonds,   they  compose  the
               high-grade bond group.

A              Upper-medium   grade  obligations;   many  favorable   investment
               attributes.

Baa Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.


Non-Investment Grade
--------------------


Ba More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.

B              Lack  characteristics  of desirable  investment;  potentially low
               assurance   of  timely   interest  and   principal   payments  or
               maintenance of other contract terms over time.

Caa Poor standing, may be in default; elements of danger with respect to principal or interest payments.

Ca Speculative in a high degree; could be in default or have other marked shortcomings.

C              Lowest-rated;   extremely   poor   prospects  of  ever  attaining
               investment standing.
--------------------------------------------------------------------------------


Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.


SECURITIES HOLDINGS BY RATING CATEGORY


During the fiscal period ended October 31, 1995, the percentage of securities holdings for Janus Flexible Income Fund by rating category based upon a weighted monthly average was:

              BONDS - S&P RATING            JANUS FLEXIBLE INCOME FUND
              AAA                                                  17%
              AA                                                    0%
              A                                                    15%
              BBB                                                  27%
              BB                                                   13%
              B                                                    23%
              CCC                                                   1%
              CC                                                    0%
              C                                                     0%
              Preferred Stock                                       1%
              Cash and Options                                      3%
              --------------------------------------------------------
              TOTAL                                               100%
              --------------------------------------------------------


No other Fund held 5% or more of its assets in bonds rated below investment grade for the fiscal period ended October 31, 1995.




JANUS FUNDS COMBINED PROSPECTUS                                FEBRUARY 18, 1996

CONTENTS

THE FUND AT A GLANCE
Brief description of the Fund .............................................    1
EXPENSE INFORMATION
The Fund's annual operating expenses ......................................    1
Financial Highlights - a summary of financial data ........................    2
THE FUND IN DETAIL

The Fund's Investment Objective ...........................................    3
Types of Investments ......................................................    3

General Portfolio Policies ................................................    4
Additional Risk Factors ...................................................    5
PERFORMANCE TERMS
An Explanation of Performance Terms .......................................    6
SHAREHOLDER'S MANUAL
Types of Account Ownership ................................................    7
How to Open an Account ....................................................    8

Minimum Investment Policies ...............................................    8

How to Purchase Shares ....................................................    8
How to Exchange Shares ....................................................    9
How to Redeem Shares ......................................................    9
  SHAREHOLDER SERVICES AND ACCOUNT POLICIES

JETS(R) ...................................................................   11

Transactions Through Processing Organizations .............................   11

Taxpayer Identification Number ............................................   11

Share Certificates ........................................................   11
Involuntary Redemptions ...................................................   11
Telephone Transactions ....................................................   11
Making Changes to Your Account ............................................   11
Statements and Reports ....................................................   11
MANAGEMENT OF THE FUND

Investment Adviser and Portfolio Managers .................................   12

Management Expenses .......................................................   12
Portfolio Transactions ....................................................   13
Other Service Providers ...................................................   13
Other Information .........................................................   13
DISTRIBUTIONS AND TAXES

Distributions .............................................................   14
Taxes .....................................................................   14

APPENDIX A
Glossary of Investment Terms ..............................................   15


                                     [LOGO]

                               JANUS VENTURE FUND


                              100 Fillmore Street
                             Denver, CO 80206-4923
                                 1-800-525-3713

                               February 18, 1996



Janus Venture Fund (the "Fund") is a no-load, diversified mutual fund that seeks capital appreciation. The Fund normally invests at least 50% of its equity assets in securities of small-sized issuers.


THE FUND HAS DISCONTINUED PUBLIC SALES OF ITS SHARES TO NEW INVESTORS, BUT SHAREHOLDERS WHO MAINTAIN OPEN FUND ACCOUNTS ARE STILL ABLE TO MAKE INVESTMENTS IN THE FUND AND REINVEST ANY DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. CURRENT SHAREHOLDERS MAY ALSO OPEN ADDITIONAL FUND ACCOUNTS UNDER CERTAIN CONDITIONS. IF A FUND ACCOUNT IS CLOSED, HOWEVER, ADDITIONAL INVESTMENTS IN THE FUND MAY NOT BE POSSIBLE. For complete information on how to purchase, exchange and sell shares, please see the Shareholder's Manual beginning on page 7. The Fund may resume sale of its shares to new investors in the future, although it has no current intention to do so.

The Fund is a portfolio of Janus Investment Fund (the "Trust"), which is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment com-pany. This Prospectus contains information about the Fund that you should consider before investing. Please read it carefully and keep it for future reference.


Additional information about the Fund is contained in a Statement of Additional Information ("SAI") filed with the SEC. The SAI dated February 18, 1996, is incorporated by reference into this Prospectus. For a copy of the SAI, write or call the Fund at the address or phone number listed above.


THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.

THE FUND AT A GLANCE

INVESTMENT OBJECTIVE:


The Fund seeks capital appreciation.


PRIMARY HOLDINGS:


A diversified fund that invests primarily in common stocks with an emphasis on securities of small-sized issuers.


SHAREHOLDER'S
INVESTMENT HORIZON:

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with investments in foreign and domestic common stocks. The Fund is not designed as a short-term trading vehicle and should not be relied upon for short-term financial needs.

FUND ADVISER:


Janus Capital Corporation ("Janus Capital") serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 25 years and currently manages more than $30 billion in assets.


FUND MANAGERS:

James P. Goff
Warren B. Lammert

FUND INCEPTION:

April 30, 1985



EXPENSE INFORMATION

The tables and example below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Fund. Shareholder Transaction Expenses are fees charged directly to your individual account when you buy, sell or exchange shares. The table below shows that you pay no such fees. Annual Fund Operating Expenses are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES


     Maximum sales load imposed on purchases                          None
     Maximum sales load imposed on reinvested dividends               None
     Deferred sales charges on redemptions                            None
     Redemption fees*                                                 None
     Exchange fee**                                                   None

* There is an $8 service fee for redemptions by wire.
** You may be charged a $5 transaction fee for excessive exchanges. See "How to Exchange Shares" on page 9.



ANNUAL FUND OPERATING EXPENSES(1)
(expressed as a percentage of average net assets)


--------------------------------------------------------------------------------
Management Fee                          0.68%
Other Expenses                          0.24%
Total Fund Operating Expenses           0.92%
--------------------------------------------------------------------------------


EXAMPLE(1)
--------------------------------------------------------------------------------
                                             1 Year   3 Years  5 Years  10 Years
--------------------------------------------------------------------------------
Assume you invest $1,000, the Fund
returns 5% annually and its expense
ratio remains as listed above. This example
shows the operating expenses that
you would indirectly bear as an
investor in the Fund.                          $9       $29     $51      $113
--------------------------------------------------------------------------------
(1) The information in the table and example above is based on expenses before expense offset arrangements for the fiscal period ended October 31, 1995.


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.



JANUS VENTURE FUND PROSPECTUS                                  FEBRUARY 18, 1996

FINANCIAL HIGHLIGHTS

Unless otherwise noted, the information below is for fiscal periods ending on October 31 of each year. The accounting firm of Price Waterhouse LLP has audited the Fund's financial statements since October 1, 1990. Their report is included in the Fund's Annual Report, which is incorporated by reference into the SAI. The Fund's financial statements for fiscal periods prior to October 1, 1990 were audited by other independent accountants whose reports are not included in the Annual Report. Expense and income ratios and portfolio turnover rates have been annualized for periods of less than one year. Total returns for periods of less than one year are not annualized.


                                                 1995             1994          1993          1992(1)      1992(2)      1991(2)
------------------------------------------------------------------------------------------------------------------------------------
 1. Net asset value, beginning of period      $ 52.86          $ 53.25       $ 47.74       $ 45.96      $ 45.05       $37.90
    Income from investment operations:
 2. Net investment income                        0.05             0.11          0.66          0.17         0.36        0.44
 3. Net gains or (losses) on securities
    (both realized and unrealized)               9.49             4.40          6.72          1.61         4.23        7.71
 4. Total from investment operations             9.54             4.51          7.38          1.78         4.59        8.15
    Less distributions:
 5. Dividends (from net investment income)      (0.03)           (0.53)        (1.16)         --          (0.25)      (0.11)
 6. Distributions (from capital gains)          (2.84)           (4.37)        (0.71)         --          (3.43)      (0.89)
 7. Total distributions                         (2.87)           (4.90)        (1.87)         --          (3.68)      (1.00)
 8. Net asset value, end of period            $ 59.53          $ 52.86       $ 53.25       $ 47.74      $ 45.96       $45.05
 9. Total return                                19.24%            9.23%        15.76%         3.87%        9.90%      22.28%
10. Net assets, end of period (in millions)   $ 1,753          $ 1,550       $ 1,837       $ 1,545      $ 1,510       $ 893
11. Ratio of expenses to average net assets      0.92%(3)         0.96%         0.97%         1.07%        1.00%       1.04%
12. Ratio of net investment income
    to average net assets                        0.29%            0.27%         1.29%         1.32%        1.20%       2.10%
13. Portfolio turnover rate                       113%             114%          139%          124%         166%        167%
------------------------------------------------------------------------------------------------------------------------------------



                                                   1990(2)     1989(2)     1988(2)     1987(2)     1986(2)
------------------------------------------------------------------------------------------------------------------------------------
 1. Net asset value, beginning of period         $36.97      $28.11      $34.63      $30.78      $24.17
    Income from investment operations:
 2. Net investment income                         0.28        0.33        1.50        0.12        0.11
 3. Net gains or (losses) on securities
    (both realized and unrealized)                3.44       10.05       (3.70)       6.25        7.88
 4. Total from investment operations              3.72       10.38       (2.20)       6.37        7.99
    Less distributions:
 5. Dividends (from net investment income)       (0.44)      (1.52)      (0.15)      (0.19)      (0.18)
 6. Distributions (from capital gains)           (2.35)       --         (4.17)      (2.33)      (1.20)
 7. Total distributions                          (2.79)      (1.52)      (4.32)      (2.52)      (1.38)
 8. Net asset value, end of period               $37.90      $36.97      $28.11      $34.63      $30.78
 9. Total return                                 10.46%      38.73%      (4.56%)     22.76%      35.26%
10. Net assets, end of period (in millions)      $ 256       $  58       $  34       $  46       $  31
11. Ratio of expenses to average net assets       1.16%       1.28%       1.41%       1.44%       1.90%
12. Ratio of net investment income
    to average net assets                         1.24%       1.10%       5.11%       0.40%       1.47%
13. Portfolio turnover rate                        184%        219%        299%        250%        248%
------------------------------------------------------------------------------------------------------------------------------------

(1)  Fiscal period from August 1, 1992 to October 31, 1992.
(2)  The Fund's prior fiscal year ended on July 31st of each year.

(3) The Fund's expenses may be reduced through the use of broker commissions and uninvested cash balances earning interest with the Fund's custodian. The expense ratio for the fiscal period ended October 31, 1995, does not reflect expense reductions, which reduced the ratio of expenses to average net assets to 0.91%.



UNDERSTANDING THE FINANCIAL HIGHLIGHTS

This section is designed to help you better understand the information summarized in the Financial Highlights table. The table contains important historical operating information that may be useful in making your investment decision or understanding how your investment has performed. The Fund's Annual Report contains additional information about the Fund's performance, including a comparison to an appropriate securities index. For a copy of the Annual Report, call 1-800-525-8983.

Net asset value ("NAV") is the value of a single share of the Fund. It is computed by adding the value of all of the Fund's investments and other assets, subtracting any liabilities and dividing the result by the number of shares outstanding. The difference between line 1 and line 8 in the Financial
Highlights table represents the change in value of the Fund's shares over the fiscal period, but not its total return.

Net investment income is the per share amount of dividends and interest income earned on securities held by the Fund, less Fund expenses. Dividends (from net investment income) is the per share amount that the Fund paid from net investment income.

Net gain or (loss) on securities is the per share increase or decrease in value of the securities the Fund holds. A gain (or loss) is realized when securities are sold. A gain (or loss) is unrealized when securities increase or decrease in value but are not sold. Distributions (from capital gains) is the per share amount that the Fund paid from net realized gains.

Total return is the percentage increase or decrease in the value of an investment over a stated period of time. A total return percentage includes both changes in NAV and income. For the purpose of calculating total return, it is assumed that dividends and distributions are reinvested at the NAV on the day of the distribution. THE FUND'S TOTAL RETURN CANNOT BE COMPUTED DIRECTLY FROM THE FINANCIAL HIGHLIGHTS TABLE.

Ratio of expenses to average net assets is the total of the Fund's operating expenses divided by its average net assets for the stated period.

Ratio of net investment income to average net assets is the Fund's net investment income divided by its average net assets for the stated period.

Portfolio turnover rate is a measure of the amount of the Fund's buying and selling activity. It is computed by dividing total purchases or sales, whichever is less, by the average monthly market value of the Fund's portfolio securities.



JANUS VENTURE FUND PROSPECTUS                                  FEBRUARY 18, 1996

THE FUND IN DETAIL


This section takes a closer look at the Fund's investment objective, policies and the securities in which it invests. Please carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques and refer to Appendix A for a more detailed description of investment terms used throughout this Prospectus. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Fund.


Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Fund's investment objective, are not fundamental and may be changed by the Fund's Trustees without a shareholder vote. You will be notified of any such changes that are material. If there is a material change in the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you.

INVESTMENT OBJECTIVE


The investment objective of the Fund is capital appreciation. The Fund pursues its objective by normally investing at least 50% of its equity assets in securities issued by small-sized issuers. Small-sized issuers are those who have market capitalizations of less than $1 billion or annual gross revenues of less than $500 million. Companies whose capitalization or revenues fall outside these ranges after the Fund's initial purchase continue to be considered small-sized for the purposes of this policy. Subject to the above policy, the Fund may also invest in larger issuers.

TYPES OF INVESTMENTS

The Fund invests substantially all of its assets in common stocks with an emphasis on securities of small-sized issuers. The Fund may also invest in larger companies with strong growth potential or relatively well-known and large companies with potential for capital appreciation. The Fund may invest to a lesser degree in other types of securities including preferred stocks, warrants, convertible securities and debt securities. Debt securities that the Fund may purchase include corporate bonds and debentures (not to exceed 35% of net assets in high-yield/high-risk bonds); mortgage- and asset-backed securities (not to exceed 25% of assets); zero-coupon bonds (not to exceed 10% of assets); indexed/structured notes; high-grade commercial paper; certificates of deposit; and repurchase agreements. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. The Fund may also invest in short-term debt securities, including money market funds managed by Janus Capital, as a means of receiving a return on idle cash.

When the Fund's portfolio managers believe that market conditions are not favorable for profitable investing or when the portfolio managers are otherwise unable to locate favorable investment opportunities, the Fund's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual - they represent the assets that remain after the portfolio managers have committed available assets to desirable investment opportunities. When the Fund's cash position increases, it might not participate in stock market advances or declines to the extent that it would if it remained more fully invested in common stocks.


The Fund may invest without limit in foreign equity and debt securities. The Fund may use options, futures and other types of derivatives for hedging purposes or as a means of enhancing returns. See "Additional Risk Factors" on page 5. The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.

THE FOLLOWING QUESTIONS ARE DESIGNED TO HELP YOU BETTER UNDERSTAND AN INVESTMENT IN THE FUND.

HOW ARE COMMON STOCKS SELECTED?


The Fund emphasizes investments in common stocks to the extent its portfolio managers believe that the relevant market environment favors profitable investing in those securities. The portfolio managers generally take a "bottom up" approach to building the portfolio. In other words, they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration. Any income realized on the Fund's investments will be incidental to its objective.


--------------------------------------------------------------------------------

ARE THE SAME CRITERIA USED TO SELECT FOREIGN STOCKS?


Generally, yes. The portfolio managers seek companies with earnings growth potential, regardless of country of organization or place of principal business activity. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign stocks. See "Additional Risk Factors" on page 5.


--------------------------------------------------------------------------------

WHAT IS THE MAIN RISK OF INVESTING IN A COMMON STOCK FUND?

The fundamental risk associated with any common stock fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers, such as those in which the Fund invests, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. See "Additional Risk Factors"on page 5.



JANUS VENTURE FUND PROSPECTUS                                  FEBRUARY 18, 1996

WHAT IS MEANT BY "MARKET CAPITALIZATION"?


Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization and annual gross revenues are important investment criteria for the Fund.


--------------------------------------------------------------------------------

HOW DOES THE FUND TRY TO REDUCE RISK?

Diversification of the Fund's assets reduces the effect of any single holding on its overall portfolio value. The Fund may also use futures, options and other derivative instruments to protect its portfolio from movements in securities prices and interest rates. The Fund may use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk when investing directly in foreign markets. See "Additional Risk Factors" on page 5. To the extent that the Fund holds a larger cash position, it may not participate in market declines to the same extent as if it had remained more fully invested in common stocks.

GENERAL PORTFOLIO POLICIES

In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply only at the time of purchase of the security. For example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

DIVERSIFICATION

The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified. The Fund qualifies as a diversified fund under the 1940 Act and is subject to the following requirements:

o As a fundamental policy, the Fund may not own more than 10% of the outstanding voting shares of any issuer.

o As a fundamental policy, with respect to 75% of its total assets, the Fund will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Fund's holdings of that issuer to amount to more than 5% of the Fund's total assets.

o    The Fund will invest no more than 25% of its assets in a single issuer.

INDUSTRY CONCENTRATION

As a fundamental policy, the Fund will not invest more than 25% of its total assets in any particular industry. This policy does not apply to U.S. government securities.

PORTFOLIO TURNOVER

The Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Fund's portfolio whenever its portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

To a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Certain tax rules may restrict the Fund's ability to engage in short-term trading if the security has been held for less than three months.


ILLIQUID INVESTMENTS

The Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital may determine that securities that cannot be sold to the U.S. public but that can be sold to institutional investors (for example, Rule 144A securities) are liquid. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and certain other securities, including privately placed commercial paper.


BORROWING AND LENDING

The Fund may borrow money and lend securities or other assets, as follows:

o The Fund may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

o The Fund may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.

o As a fundamental policy, the Fund may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

The Fund intends to seek permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. There is no assurance that such permission will be granted.



JANUS VENTURE FUND PROSPECTUS                                  FEBRUARY 18, 1996

ADDITIONAL RISK FACTORS

INVESTMENTS IN SMALLER COMPANIES

SMALLER OR NEWER COMPANIES MAY SUFFER MORE SIGNIFICANT LOSSES AS WELL AS REALIZE MORE SUBSTANTIAL GROWTH THAN LARGER OR MORE ESTABLISHED ISSUERS.

The Fund may invest in companies that have relatively small revenues, have a small share of the market for their products or services, or have limited geographic or product markets. Small companies may lack depth of management, they may be unable to generate internally funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger companies. Securities of small companies held by the Fund may have limited trading markets that may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

SPECIAL SITUATIONS

The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Fund's portfolio managers, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

FOREIGN SECURITIES

INVESTMENTS IN FOREIGN SECURITIES, INCLUDING THOSE OF FOREIGN GOVERNMENTS, INVOLVE GREATER RISKS THAN INVESTING IN COMPARABLE DOMESTIC SECURITIES.

Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:


o Currency Risk. The Fund may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

o Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

o Regulatory Risk. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.


o Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

o    Transaction  Costs.   Transaction  costs  of  buying  and  selling  foreign
     securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS


The Fund may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively "derivative instruments"). The Fund intends to use most derivative instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Fund may also use derivative instruments for non-hedging purposes such as seeking to increase the Fund's income or otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.


The use of derivative instruments exposes the Fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:



JANUS VENTURE FUND PROSPECTUS                                  FEBRUARY 18, 1996

o the risk that interest rates, securities prices and currency markets will not move in the direction that the portfolio managers anticipate;

o imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

o the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

o inability to close out certain hedged positions to avoid adverse tax consequences;

o the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

o leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and

o particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.


Although the Fund believes the use of derivative instruments will benefit the Fund, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect.


When  the  Fund  invests  in a  derivative  instrument,  it may be  required  to segregate cash and other high-grade liquid assets or certain portfolio securities with its custodian to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as the Fund maintains the positions requiring segregation or cover. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

HIGH-YIELD/HIGH-RISK BONDS


High-yield/high-risk bonds (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies Standard & Poor's Ratings Services ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's"). The Fund expects that its holdings of lower rated securities, if any, will consist primarily of bonds rated in the highest two tiers of non-investment grade securities.

The value of lower quality securities generally is more dependent on the ability of the company to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. In addition, companies issuing high-yield securities may be more vulnerable to real or perceived economic changes, political changes or other developments adverse to the company and lower quality securities may have less liquid markets than higher quality securities. Investments in companies issuing high-yield securities are considered to be more speculative than higher quality investments.

Please refer to the SAI for a description of bond rating categories.

See Appendix A for risks associated with certain other investments.


PERFORMANCE TERMS

This section will help you understand various terms that are commonly used to describe the Fund's performance. You may see references to these terms in our newsletters, advertisements and in media articles. Our newsletters and advertisements may include comparisons of the Fund's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Fund generally measures performance in terms of total return.

Cumulative total return represents the actual rate of return on an investment for a specified period. The Financial Highlights table shows total return for a single fiscal period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Fund). A cumulative total return does not show interim fluctuations in the value of an investment.

Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Fund's return and are not the same as actual annual results.

THE FUND IMPOSES NO SALES OR OTHER CHARGES THAT WOULD AFFECT TOTAL RETURN COMPUTATIONS. FUND PERFORMANCE FIGURES ARE BASED UPON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. INVESTMENT RETURNS AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.



JANUS VENTURE FUND PROSPECTUS                                  FEBRUARY 18, 1996

SHAREHOLDER'S MANUAL


This section will help you become familiar with the different types of accounts you can establish with Janus. This section also explains in detail the wide array of services and features you can establish on your account. These services may be modified or discontinued without shareholder approval.


--------------------------------------------------------------------------------


Although the Fund has discontinued public sales of its shares to new investors, shareholders who maintain open accounts will be able to continue to purchase shares and reinvest any dividends and capital gains distributions in additional shares. In addition, the Fund will continue to accept new accounts which are opened under taxpayer identification numbers that are identical to those for existing Fund accounts.


Once a Fund account is closed, it may not be reopened. An account may be considered closed and subject to redemption by the Fund in the circumstances discussed under "Minimum Investment Policies" on page 8.

HOW TO GET IN TOUCH WITH JANUS

If you have any questions while reading this prospectus, please call one of our Investor Service Representatives at 1-800-525-3713 Monday-Friday: 7:00 a.m.-1:00 a.m., and Saturday-Sunday: 10:00 a.m.-7:00 p.m., New York time.

TYPES OF ACCOUNT OWNERSHIP

As discussed above, the Fund will accept new accounts opened under taxpayer identification numbers identical to those on current Fund accounts. You can establish the following types of accounts by completing the New Account Application included with this prospectus:

o Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts have two or more owners.

o A Gift or Transfer to Minor (UGMA or UTMA). An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

o Trust. An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

o Business Accounts. Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

RETIREMENT ACCOUNTS

If you are eligible, you may set up your account under a tax-sheltered retirement plan. A retirement plan allows you to shelter your investment income and capital gains from current income taxes. A contribution to these plans may also be tax deductible. Distributions from retirement plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2.


Investors Fiduciary Trust Company serves as custodian for the retirement plans offered by the Fund. There is an annual $12 fee per account to maintain your retirement account. The maximum annual fee is $24 per taxpayer identification number. You may pay the fee by check or have it automatically deducted from your account (usually in December).


The following plans require a special application. For an application and more details about our Retirement Plans, call 1-800-525-3713.

o Individual Retirement Account: An IRA allows individuals under the age of 70 1/2 with earned income to contribute up to the lesser of $2,000 or 100% of compensation annually. Please refer to the Janus Funds IRA booklet for complete information regarding IRAs.

o Simplified Employee Pension Plan ("SEP"): This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

o Profit Sharing or Money Purchase Pension Plan: These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

o Section 403(b)(7) Plan: Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a
     Section 403(b)(7) Plan.


--------------------------------------------------------------------------------
MINIMUM INVESTMENTS*
To open a new account                                                   $2,500
To open a new retirement or UGMA/UTMA account                           $  500
To open a new account with an Automatic Investment Program              $  500**
To add to any type of an account                                        $  100

* The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of accounts.
**   There is a $100 minimum subsequent investment.
--------------------------------------------------------------------------------


JANUS VENTURE FUND PROSPECTUS                                  FEBRUARY 18, 1996

HOW TO OPEN YOUR JANUS ACCOUNT

If you are a current Fund shareholder and want to open another Fund account, complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application. Make your check payable to Janus Funds. Send all items to one of following addresses:

Regular Mail
Janus Funds
P.O. Box 173375
Denver, CO 80217-3375


Express or Certified Mail
Janus Funds
100 Fillmore Street
Denver, CO 80206-4923


INVESTOR SERVICE CENTERS


Janus Funds offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations:


100 Fillmore Street, Suite 100
Denver, CO 80206

3773 Cherry Creek North Drive, Suite 101
Denver, CO 80209




MINIMUM INVESTMENT POLICIES

ACCOUNTS ESTABLISHED AFTER FEBRUARY 15, 1996

Any account opened after February 15, 1996, must meet the minimum investment requirements described at page 7.

ACCOUNTS ESTABLISHED ON OR BEFORE FEBRUARY 15, 1996

o The minimum investment requirement remains at $1,000 ($250 for retirement accounts and UGMA/UTMA accounts) for these accounts only.

o There is no minimum initial investment requirement for Automatic Monthly Investment Program participants that continue to make subsequent automatic investments of at least $50.

o Subsequent investments (other than automatic monthly investments) must meet the $100 minimum.

ALL ACCOUNTS

Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 annual maintenance fee (or the value of the account if less than $10) from accounts with values below the minimums described above or to close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. It is expected that accounts will be valued and the $10 fee assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.


HOW TO PURCHASE SHARES

PAYING FOR SHARES

When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted. Please note the following:


o Cash, credit cards, third party checks and credit card checks will not be accepted.


o    All purchases must be made in U.S. dollars.

o    Checks must be drawn on a U.S. bank and made payable to Janus Funds.

o If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

o If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

o    The Fund reserves the right to reject any specific purchase request.

If your purchase is cancelled you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.


ONCE YOU HAVE OPENED YOUR JANUS ACCOUNT, THE MINIMUM AMOUNT FOR AN ADDITIONAL INVESTMENT IS $100. You may add to your account at any time through any of the following options:


BY MAIL

Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

BY TELEPHONE

This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. When you make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten business days after the form is received.

BY WIRE

Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

AUTOMATIC INVESTMENT PROGRAMS


Janus offers several automatic investment plans to help you achieve your financial goals as simply and conveniently as possible. You may open a new account with a $500 initial purchase and $100 automatic subsequent investments.

o    AUTOMATIC MONTHLY INVESTMENT PROGRAM
     You select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. To establish this option, complete the "Automatic Investing" section on the application and attach a "voided" check or deposit slip from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.


JANUS VENTURE FUND PROSPECTUS                                  FEBRUARY 18, 1996

o    PAYROLL DEDUCTION
     If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck invested directly into your Fund account. To obtain information on establishing this option, call 1-800-525-3713.


o    BY SYSTEMATIC EXCHANGE
     With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.


HOW TO EXCHANGE SHARES

On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

IN WRITING

To request an exchange in writing, please follow the instructions for written requests on page 10.

BY TELEPHONE

All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus Electronic Telephone Service (JETS(R)) line at 1-800-525-6125.

BY SYSTEMATIC EXCHANGE


As noted above, you may establish a Systematic Exchange for as little as a $100 subsequent purchase per month on established accounts. You may establish a new account with a $500 initial purchase and subsequent $100 systematic exchanges.

If the balance in the account you are exchanging from falls below the systematic exchange amount, all remaining shares will be exchanged and the program will be discontinued.

EXCHANGE POLICIES

o Except for Systematic Exchanges, new accounts established by exchange must meet the $2,500 minimum, or be for the total account value if less than $2,500.

o    Exchanges   between  existing   accounts  must  meet  the  $100  subsequent
     investment requirement.

o You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges) free of charge. The Fund reserves the right to have a $5 transaction fee automatically deducted from your account for each additional exchange.


o Exchanges between accounts will be accepted only if the registrations are identical.

o If the shares you are exchanging are held in certificate form, you must return the certificate to the Fund prior to making any exchanges.

o    Be sure to read the prospectus for the fund into which you are exchanging.

o The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Fund may reject exchanges from accounts engaged in excessive trading (including market timing transactions) that are detrimental to the Fund.

o An exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-tax deferred account.

QUICK ADDRESS AND TELEPHONE REFERENCE

Regular Mail
Janus Funds
P.O. Box 173375
Denver, CO 80217-3375


Express or Certified Mail
Janus Funds
100 Fillmore Street
Denver, CO 80206-4923


Janus Investor Services    1-800-525-3713
To speak to a service representative

JETS(R)    1-800-525-6125
For 24-hour access to account and fund information.

TDD      1-800-525-0056
A telecommunications device for our hearing- and speech-impaired shareholders.

Janus QuotelineSM 1-800-525-0024
For automated daily quotes on fund share prices, yields and total returns.

Janus Literature Line      1-800-525-8983
To request a prospectus, shareholder reports or marketing materials.

HOW TO REDEEM SHARES

On any business day, you may redeem all or a portion of your shares. REMEMBER THAT THE FUND IS CLOSED TO NEW INVESTORS AND IF A TOTAL REDEMPTION IS MADE ADDITIONAL INVESTMENTS IN YOUR FUND ACCOUNT MIGHT NOT BE POSSIBLE.


If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted.


IN WRITING

To request a redemption in writing, please follow the instructions for written requests noted on page 10.

BY TELEPHONE


Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing. This option enables you to redeem up to $100,000 daily from your account by simply calling 1-800-525-3713 by 4:00 p.m. New York time.


SYSTEMATIC WITHDRAWAL PLAN ("SWP")

SWPs allow you to redeem a specific dollar amount from your Fund account on a regular basis. For more information on SWPs or to request the appropriate form, please call 1-800-525-3713.

PAYMENT OF REDEMPTION PROCEEDS

o    BY CHECK
     Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.

o    ELECTRONIC TRANSFER
     If you have established this option, your redemption proceeds will be electronically transferred to your predesignated bank account on the second business day after receipt of your redemption request. To establish this option, call 1-800-525-3713. There is no fee for this option.



JANUS VENTURE FUND PROSPECTUS                                  FEBRUARY 18, 1996

o    BY WIRE
     If you are authorized for the wire redemption service, your redemption proceeds will be wired directly into your designated bank account on the next business day after receipt of your redemption request. There is no limitation on redemptions by wire; however, there is an $8 fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call 1-800-525-3713 to request the appropriate form. Wire redemptions are not available for retirement accounts.


IF THE SHARES BEING REDEEMED WERE PURCHASED BY CHECK, TELEPHONE OR THROUGH THE AUTOMATIC MONTHLY INVESTMENT PROGRAM, THE FUND MAY DELAY THE PAYMENT OF YOUR REDEMPTION PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.


WRITTEN INSTRUCTIONS

To redeem all or part of your shares in writing, your request should be sent to one of the addresses listed on page 8 and must include the following information:

     o the name of the Fund
     o the account number
     o the amount of money or number of shares being redeemed
     o the name(s) on the account registration
     o the signature(s) of all registered account owners
     o your daytime telephone number

o    SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

     o Individual, Joint Tenants, Tenants in Common: Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

     o UGMA or UTMA: Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

     o Sole Proprietor, General Partner: Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

     o Corporation, Association: Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.

     o Trust: Written instructions must be signed by the trustee(s). If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

     o IRA: Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 59 1/2) or premature (before age 59 1/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

PRICING OF FUND SHARES


All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and approved. The Fund's NAV is calculated at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open. In order to receive a day's price, your order must be received by the close of the regular trading session. NAV per share is calculated by dividing the total value of the Fund's securities and other assets, less liabilities, by the total number of shares outstanding. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.


SIGNATURE GUARANTEE

In addition to the signature requirements, A SIGNATURE GUARANTEE IS ALSO REQUIRED if any of the following is applicable:

o    The redemption exceeds $100,000.

o    You  would  like  the  check  made   payable  to  anyone   other  than  the
     shareholder(s) of record.

o You would like the check mailed to an address which has been changed within 10 days of the redemption request.

o You would like the check mailed to an address other than the address of record.

THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS. FOR MORE INFORMATION PERTAINING TO SIGNATURE GUARANTEES, PLEASE CALL 1-800-525-3713.

HOW TO OBTAIN A SIGNATURE GUARANTEE

A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A SIGNATURE GUARANTEE MAY NOT BE PROVIDED BY A NOTARY PUBLIC.

If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.



JANUS VENTURE FUND PROSPECTUS                                  FEBRUARY 18, 1996

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

JANUS ELECTRONIC TELEPHONE SERVICE (JETS(R))

JETS, our electronic telephone service line, offers you 24-hour access by TouchTone(TM) telephone to obtain your account balance, to confirm your last transaction or dividend posted to your account, to order duplicate account or tax statements, to reorder money market fund checks or to exchange your shares. JETS can be accessed by calling 1-800-525-6125. Calls on JETS are limited to seven minutes.

TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS


You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other qualified plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. A Processing Organization may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. The Processing Organization, rather than its customer, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.


TAXPAYER IDENTIFICATION NUMBER

On your application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

SHARE CERTIFICATES


Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only. Share certificates will not be issued until the shares have been held for at least 15 days and will not be issued for accounts that do not meet the minimum investment requirements. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.


INVOLUNTARY REDEMPTIONS



The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise detrimental to the Fund.

TELEPHONE TRANSACTIONS

You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

It may be difficult to reach the Fund by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, or in the case of exchanges, calling the JETS line.

TEMPORARY SUSPENSION OF SERVICES


The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions or other shareholder services.


ADDRESS CHANGES

To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

REGISTRATION CHANGES

To change the name on an account, the shares are generally  transferred to a new
account.  In  some  cases,  legal  documentation  may  be  required.   For  more
information call 1-800-525-3713.

STATEMENTS AND REPORTS


The Fund will send you a confirmation statement after every transaction that affects your account balance or your account registration. If you are enrolled in our Automatic Monthly Investment Program and invest on a monthly basis, you will receive quarterly confirmation statements unless monthly statements are requested. Statements will be mailed quarterly unless you instruct the Fund otherwise. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

Financial reports for the Fund, which include a list of the Fund's portfolio holdings, will be mailed semiannually to all shareholders. To reduce expenses, only one copy of most financial reports will be mailed to accounts with the same record address. Upon request, such reports will be mailed to all accounts in the same household. Please call 1-800-525-3713 if you would like to receive additional reports.


JANUS VENTURE FUND PROSPECTUS                                  FEBRUARY 18, 1996

MANAGEMENT OF THE FUND

TRUSTEES


The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust and meet at least quarterly to review the Fund's investment policies, performance, expenses and other business affairs.


INVESTMENT ADVISER


Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4923, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.


Janus Capital has served as investment adviser to certain series of the Trust since 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

INVESTMENT PERSONNEL




James P. Goff is Executive Vice President and a co-manager of the Fund. Mr. Goff joined Janus Capital in 1988. He has managed Janus Enterprise Fund since its inception in September 1992 and has co-managed Janus Venture Fund since December 1993. He holds a Bachelor of Arts in Economics from Yale University and is a Chartered Financial Analyst.


--------------------------------------------------------------------------------


Warren B. Lammert is Executive Vice President and a co-manager of the Fund. Mr. Lammert joined Janus Capital in 1987. He has managed Janus Mercury Fund since its inception in May 1993 and Janus Balanced Fund from its inception in September 1992 to December 1993, and has co-managed Janus Venture Fund since December 1993. He holds a Bachelor of Arts in Economics from Yale University and a Master of Science in Economic History from the London School of Economics and is a Chartered Financial Analyst.


--------------------------------------------------------------------------------

PERSONAL INVESTING

Janus Capital permits investment and other personnel to purchase and sell securities for their own accounts, subject to Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund or Janus Capital's other advisory clients. See the SAI for more detailed information.

BREAKDOWN OF MANAGEMENT EXPENSES AND EXPENSE LIMITS


The Fund pays Janus Capital a management fee which is accrued daily and paid monthly. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay. The Fund's management fee schedule (expressed as an annual rate) is set out in the chart below.


Average Daily Net                  Annual Rate
Assets of Fund                     Percentage (%)
-------------------------------------------------
First $ 30 Million                 1.00%
Next $270 Million                   .75%
Next $200 Million                   .70%
Over $500 Million                   .65%
-------------------------------------------------


The actual management fee paid by the Fund for the fiscal year ended October 31, 1995 was 0.68% of the value of the Fund's average daily net assets. The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. Janus Capital will reduce its advisory fee to the extent that Fund expenses exceed the statutory limits imposed by state securities regulators.


JANUS VENTURE FUND PROSPECTUS                                  FEBRUARY 18, 1996

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on behalf of the Fund are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Fund's transactions and recognizing brokerage, research and other services provided to the Fund and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for the Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. Janus Capital may also consider sales of shares of the Fund as a factor in the selection of broker-dealers. The Fund's Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Fund are effected with that broker-dealer, the commissions payable by the Fund are credited against certain Fund operating expenses. The SAI further explains the selection of broker-dealers.

OTHER SERVICE PROVIDERS

The following parties provide the Fund with administrative and other services.

Domestic Custodian
Investors Fiduciary Trust Company
127 W. 10th Street
Kansas City, Missouri 64105

Foreign Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Transfer Agent
Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217

Distributor
Janus Distributors, Inc.
100 Fillmore Street
Denver, Colorado 80206

Janus  Service  Corporation  and  Janus  Distributors,   Inc.  are  wholly-owned
subsidiaries  of  Janus  Capital.   Investors   Fiduciary  Trust  Company  is  a
wholly-owned subsidiary of State Street Bank and Trust Company.

OTHER INFORMATION

ORGANIZATION

The Trust is a "mutual fund" that was organized as a Massachusetts business trust on February 11, 1986. A mutual fund is an investment vehicle that pools money from numerous investors and invests the money to achieve a specified objective.


As of the date of this Prospectus, the Trust offers 18 separate series three of which currently offer two classes of shares. The Fund became a series of the Trust on August 7, 1992. It was previously known as Janus Venture Fund, Inc., a Maryland corporation. All references in this Prospectus to the Fund prior to the above date are to its predecessor entities and all references after such date are to the series of the Trust.

The Trust currently offers the other 17 series by other prospectuses.


SHAREHOLDER MEETINGS


The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called specifically for the Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by the Fund only if a matter affects or requires the vote of just the Fund or that Fund's interest in the matter differs from the interest of other portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.


SIZE OF THE FUND

The Fund has discontinued sales of its shares because its management believes that a substantial increase in size may adversely affect the Fund's ability to achieve its investment objective by reducing its flexibility in making investments and in effecting portfolio changes. Although sales to new investors have been discontinued, existing shareholders are permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions. See the Shareholder's Manual beginning on page 7.

MASTER/FEEDER OPTION


The Trust may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by Janus Capital in substantially the same manner as the Fund. The Fund's shareholders of record on April 30, 1992, and the initial shareholder(s) of all series of the Trust created after April 30, 1992, voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of the shareholders of the Fund is required. You will receive at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although management of the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.


JANUS VENTURE FUND PROSPECTUS                                  FEBRUARY 18, 1996

DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------

DISTRIBUTIONS


THE INTERNAL REVENUE CODE REQUIRES THE FUND TO DISTRIBUTE NET INCOME AND ANY NET GAINS REALIZED BY ITS INVESTMENTS ANNUALLY. THE FUND'S INCOME FROM DIVIDENDS AND INTEREST AND ANY NET REALIZED SHORT-TERM CAPITAL GAINS ARE PAID TO SHAREHOLDERS AS DIVIDENDS. NET REALIZED LONG-TERM GAINS ARE PAID TO SHAREHOLDERS AS CAPITAL GAINS DISTRIBUTIONS. DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS ARE DECLARED AND PAID IN DECEMBER.


HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations.

"BUYING A DIVIDEND"

If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing or calling 1-800-525-3713. The Fund offers the following options:


1.   Reinvestment  Option.  You may reinvest  your income  dividends and capital
     gains   distributions  in  additional  shares.   This  option  is  assigned
     automatically if no other choice is made.


2. Cash Option. You may receive your income dividends and capital gains distributions in cash.


3. Reinvest And Cash Option. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.


4. Redirect Option. You may direct your dividends or capital gains to purchase shares of another Janus fund.


The Fund reserves the right to reinvest undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.


TAXES


As with any investment, you should consider the tax consequences of investing in the Fund. The following discussion does not apply to tax-deferred retirement accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon your residence.


TAXES ON DISTRIBUTIONS

Dividends and distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year.

TAXATION OF THE FUND


Dividends, interest and some capital gains, received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. Any foreign taxes paid by the Fund will be treated as an expense to the Fund or passed through to shareholders as a foreign tax credit, depending on particular facts and circumstances. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.


JANUS VENTURE FUND PROSPECTUS                                  FEBRUARY 18, 1996

APPENDIX A


GLOSSARY OF INVESTMENT TERMS

This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other type of instruments permitted by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of these instruments.


I. EQUITY AND DEBT SECURITIES


Bonds are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.


Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued under
Section 4(2) of the Securities Act of 1933. Janus Capital may determine that such securities are liquid under guidelines established by the Trustees.

Common stock represents a share of ownership in a company, and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stocks are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).


Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


High-yield/High-risk bonds are securities that are rated below investment grade by the primary rating agencies (BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio managers may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.


Passive foreign investment companies (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Fund to recognize income associated with a PFIC prior to the actual receipt of any such income.


Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase agreements involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes.


Rule 144A securities are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors. Janus Capital may determine that such securities are liquid pursuant to procedures adopted by the Trustees.


Standby commitments are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from



JANUS VENTURE FUND PROSPECTUS                                  FEBRUARY 18, 1996
the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

Warrants are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.


When-issued, delayed delivery and forward transactions generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

Zero  coupon  bonds are debt  securities  that do not pay  interest  at  regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. Strips are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.


II. FUTURES, OPTIONS AND OTHER DERIVATIVES

Forward contracts are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of non-dollar denominated securities or to reduce the impact of currency appreciation on purchases of non-dollar denominated securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.


Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instrument and may be more volatile than the underlying instrument. The Fund bears the market risk of an investment in the underlying instrument, as well as the credit risk of the issuer.


Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.



JANUS VENTURE FUND PROSPECTUS                                  FEBRUARY 18, 1996

CONTENTS

--------------------------------------------------------------------------------
FEE TABLE .................................................................    1

FINANCIAL HIGHLIGHTS ......................................................    2

INVESTMENT OBJECTIVES, POLICIES AND TECHNIQUES ............................    3

INVESTMENT ADVISER AND ADMINISTRATOR ......................................    6

DISTRIBUTIONS AND TAXES ...................................................    7

PERFORMANCE ...............................................................    8

MISCELLANEOUS INFORMATION .................................................    8


SHAREHOLDER'S MANUAL
Types of Account Ownership ................................................    9
How to Open an Account ....................................................   10
Minimum Investment Policies ...............................................   10
How to Purchase Shares ....................................................   10
How to Exchange Shares ....................................................   11
How to Redeem Shares ......................................................   11
     SHAREHOLDER SERVICES AND ACCOUNT POLICIES
Check Writing Privilege ...................................................   13
JETS(R) ...................................................................   13
Transactions Through Processing Organizations .............................   13
Taxpayer Identification Number ............................................   13
Share Certificates ........................................................   13
Involuntary Redemptions ...................................................   13
Telephone Transactions ....................................................   13
Making Changes to Your Account ............................................   13
Statements and Reports ....................................................   13




                                     [LOGO]

                            JANUS MONEY MARKET FUND
                       JANUS GOVERNMENT MONEY MARKET FUND
                       JANUS TAX-EXEMPT MONEY MARKET FUND
                                INVESTOR SHARES


                              100 Fillmore Street
                             Denver, CO 80206-4923
                                 1-800-525-3713

                               February 18, 1996



Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund (individually a "Fund" and collectively the "Funds") are designed for investors who seek maximum current income consistent with stability of capital. This prospectus offers a separate class of shares of each Fund (collectively, the "Shares") to the general public. Each Fund is a separate series of Janus Investment Fund (the "Trust"), an open-end management investment company. Each Fund invests exclusively in high quality money market instruments. AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

The Funds are no-load funds. They sell and redeem the Shares at net asset value without any sales charges, commissions or redemption fees. There are no Rule 12b-1 plans or deferred sales charges. There is a low minimum initial investment if shareholders choose the automatic monthly investing option described at page
10. The minimum initial investment is $2,500 ($500 for IRAs, most other retirement plans and Uniform Gifts/Transfers to Minors accounts) and the minimum subsequent investment is $100. An exchange program among other Janus funds is also available. For complete details on how to purchase, redeem and exchange Shares, please see the Shareholder's Manual beginning at page 9.

This prospectus contains information about the Shares that prospective investors should consider before investing and should be read carefully and retained for future reference. Additional information about the Shares is contained in the Statement of Additional Information ("SAI") dated February 18, 1996, which is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The SAI is available upon request and without charge by writing or calling the Funds at the address or telephone number shown above.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.

FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES (Applicable to each Fund)

     Sales Load Imposed on Purchases                                        None
     Sales Load Imposed on Reinvested Dividends                             None
     Deferred Sales Load                                                    None
     Redemption Fees*                                                       None
     Exchange Fee                                                           None

* An $8 service fee may be charged for redemptions by wire.

ANNUAL OPERATING EXPENSES*
(Expressed as a percentage of average net assets)

------------------------------------------------------------------------------------------------------------------
                                                       Management Fee    Other Expenses   Total Operating Expenses
------------------------------------------------------------------------------------------------------------------
Janus Money Market Fund-Investor Shares                    0.10%                0.50%             0.60%
Janus Government Money Market Fund-Investor Shares         0.10%                0.50%             0.60%
Janus Tax-Exempt Money Market Fund-Investor Shares         0.10%                0.50%             0.60%
------------------------------------------------------------------------------------------------------------------

EXAMPLE*


You would indirectly pay the following expenses on a $1,000 investment, assuming expense ratios remain as listed above and assuming a 5% annual return, with or without redemption at the end of each period:



------------------------------------------------------------------------------------------
                                                       1 Year   3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------
Janus Money Market Fund-Investor Shares                  $6       $19      $33      $75
Janus Government Money Market Fund-Investor Shares       $6       $19      $33      $75
Janus Tax-Exempt Money Market Fund-Investor Shares       $6       $19      $33      $75
------------------------------------------------------------------------------------------

*The information in the table and example above is based on expenses for the fiscal period ended October 31, 1995, net of fee waivers from the investment adviser. Without such waivers, the Management Fee, Other Expenses and Total Operating Expenses would have been 0.20%, 0.50% and 0.70%, respectively. See "Investment Adviser and Administrator" for a more detailed discussion of the fees.


THE EXPENSES IN THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

The purpose of the preceding table and example is to assist the investor in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. These expenses are described in greater detail under "Investment Adviser and Administrator."



JANUS MONEY MARKET FUNDS - INVESTOR SHARES PROSPECTUS          FEBRUARY 18, 1996

FINANCIAL HIGHLIGHTS

The information below is for the period from February 15, 1995 (inception) to October 31, 1995. The accounting firm of Price Waterhouse LLP has audited the Funds' financial statements and their report is included in the Funds' Annual Report, which is incorporated by reference into the SAI. Expense and income ratios have been annualized while total returns have not been annualized.

                                                      Janus                 Janus                       Janus
                                                  Money Market      Government Money Market    Tax-Exempt Money Market
    Investor Shares                                    Fund                  Fund                        Fund
------------------------------------------------------------------------------------------------------------------------------------
 1. Net asset value, beginning of period          $    1.00             $    1.00                   $   1.00
    Income from investment operations:
 2. Net investment income                               .04                   .04                        .02
 3. Net gains or (losses) on securities
    (both realized and unrealized)                     --                    --                         --
 4. Total from investment operations                    .04                   .04                        .02
    Less distributions:
 5. Dividends (from net investment income)             (.04)                 (.04)                      (.02)
 6. Distributions (from capital gains)                 --                    --                         --
 7. Total distributions                                (.04)                 (.04)                      (.02)
 8. Net asset value, end of period                $    1.00             $    1.00                   $   1.00
 9. Total return                                       3.95%                 3.90%                      2.40%
10. Net assets, end of period (in thousands)      $ 643,219             $ 119,307                   $ 67,479
11. Ratio of expenses to average net assets            0.60%(1)              0.60%(1)                   0.60%(1)
12. Ratio of net investment income
    to average net assets                              5.56%                 5.40%                      3.38%
------------------------------------------------------------------------------------------------------------------------------------

(1)The ratio of expenses to average net assets was 0.70% before voluntary reduction of fees.



UNDERSTANDING THE FINANCIAL HIGHLIGHTS

This section is designed to help you better understand the information summarized in the Financial Highlights table. The table contains important historical operating information that may be useful in making your investment decision or understanding how your investment has performed. The Funds' Annual Report contains additional information about each Fund's performance. For a copy of the Annual Report, call 1-800-525-8983.

Net asset value ("NAV") is the value of a single share of a Fund. It is computed by adding the value of all of a Fund's investments and other assets, subtracting any liabilities and dividing the result by the number of shares outstanding.
The Shares' NAV is expected to be $1.00.

Net investment income is the per share amount of dividends and interest income earned on securities held by a Fund, less Fund expenses. Dividends (from net investment income) is the per share amount that a Fund paid from net investment income.

Net gains or (losses) on securities is the per share increase or decrease in value of the securities a Fund holds. A gain (or loss) is realized when securities are sold. A gain (or loss) is unrealized when securities increase or decrease in value but are not sold. Distributions (from capital gains) is the per share amount that a Fund paid from net realized gains.

Total return is the percentage increase or decrease in the value of an investment over a stated period of time. For the purposes of calculating total return, it is assumed that dividends and distributions are reinvested at the NAV on the day of the distribution. A FUND'S TOTAL RETURN CANNOT BE COMPUTED DIRECTLY FROM THE FINANCIAL HIGHLIGHTS TABLES.

Ratio of expenses to average net assets is the total of a Fund's operating expenses divided by its average net assets for the stated period.

Ratio of net investment income to average net assets is a Fund's net investment income divided by its average net assets for the stated period.


JANUS MONEY MARKET FUNDS - INVESTOR SHARES PROSPECTUS          FEBRUARY 18, 1996

INVESTMENT OBJECTIVES, POLICIES AND TECHNIQUES


Unless otherwise stated, the investment objectives and policies set forth in this Prospectus are not fundamental and may be changed by the Trustees of the Trust (the "Trustees") without shareholder approval. Shareholders will be notified of material changes in investment objectives or policies. If there is a change in the investment objective or policies of any Fund, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial position and needs. The Funds are subject to additional investment policies and restrictions described in the SAI, some of which are fundamental and may not be changed without shareholder approval.


INVESTMENT OBJECTIVES

The investment objective of each of Janus Money Market Fund and Janus Government Money Market Fund is to seek maximum current income to the extent consistent with stability of capital. The investment objective of Janus Tax-Exempt Money Market Fund is to seek maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital. There can be no assurance that a Fund will achieve its investment objective or that the Shares will be able to maintain a stable net asset value of $1.00 per share.

COMMON INVESTMENT POLICIES

The Funds will invest only in eligible high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital Corporation, the Funds' investment adviser ("Janus Capital"), pursuant to procedures adopted by the Trustees. Each Fund may invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act") and will maintain a dollar-weighted average portfolio maturity of 90 days or less.

Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities (as defined below), each Fund will not invest more than 5% of its total assets in the securities of any one issuer. A guarantor is not considered an issuer for the purpose of this limit provided that the value of all securities held by a Fund that are issued or guaranteed by that institution does not exceed 10% of the Fund's total assets. In the case of Janus Tax-Exempt Money Market Fund, up to 25% of its assets may be invested without regard to the foregoing limitations. To ensure adequate liquidity, no Fund may invest more than 10% of its net assets in illiquid investments, including repurchase agreements maturing in more than seven days and certain time deposits that are subject to early withdrawal penalties and mature in more than seven days. Because the Funds are typically used as a cash management vehicle, they intend to maintain a high degree of liquidity. Janus Capital determines and monitors the liquidity of portfolio securities under the supervision of the Trustees.

RATINGS.

High quality money market instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in one of the two highest rating categories for short-term debt by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by Janus Capital to be of comparable quality. Each Fund, except Janus Tax-Exempt Money Market Fund, will invest at least 95% of its total assets in securities in the highest rating category (as determined pursuant to Rule 2a-7). Descriptions of the rating categories of Standard & Poor's Ratings Services, Moody's Investors Service, Inc., and certain other NRSROs are contained in the SAI as is a further description of the Funds' investment policies.

Although each Fund only invests in high quality money market instruments, an investment in a Fund is subject to risk even if all securities in a Fund's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities, can change in value as a result of changes in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations.


TYPES OF INVESTMENTS


JANUS MONEY MARKET FUND

Janus Money Market Fund pursues its objective by investing primarily in high quality commercial paper and obligations of financial institutions. The Fund may also invest in U.S. Government Securities (as defined below) and municipal securities, although the Fund expects to invest in such securities to a lesser degree.

DEBT SECURITIES.


The Fund may invest in debt obligations of domestic issuers, including commercial paper (short-term promissory notes issued by companies to finance their, or their affiliates', current obligations), notes and bonds, and variable amount master demand notes. The payment obligations on these instruments may be backed by securities, swap agreements or other assets, by the guarantee of a third party or solely by the unsecured promise of the issuer to make payments when due. The Fund may invest in privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 (the "1933 Act") or the availability of an appropriate exemption therefrom. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.


OBLIGATIONS OF FINANCIAL INSTITUTIONS.

The Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings and loan associations) having total



JANUS MONEY MARKET FUNDS - INVESTOR SHARES PROSPECTUS          FEBRUARY 18, 1996
assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below.

Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

EURODOLLAR OR YANKEE OBLIGATIONS.

The Fund may invest in Eurodollar and Yankee bank obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. GOVERNMENT SECURITIES.

The Fund may invest without limit in U.S. Government Securities as described below under "Janus Government Money Market Fund."

MUNICIPAL SECURITIES.

The Fund may invest in obligations of states, territories or possessions of the United States and their subdivisions, authorities and corporations as described below under "Janus Tax-Exempt Money Market Fund." These obligations may pay interest that is exempt from federal income taxation.

JANUS GOVERNMENT MONEY MARKET FUND

Janus Government Money Market Fund pursues its objective by investing exclusively in obligations issued and/or guaranteed as to principal and interest by the United States government or by its agencies and instrumentalities and repurchase agreements secured by such obligations.

U.S. GOVERNMENT SECURITIES.


U.S. Government Securities shall have the meaning set forth in the 1940 Act. The 1940 Act defines U.S. Government Securities to include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. U.S. Government Securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. government securities. U.S. Government Securities in which the Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, U.S. Government Securities in which the Fund may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. government.


JANUS TAX-EXEMPT MONEY MARKET FUND

Janus Tax-Exempt Money Market Fund pursues its objective by investing primarily in municipal securities whose interest is exempt from federal income taxes, including the federal alternative minimum tax. Although the Fund will attempt to invest substantially all of its assets in municipal securities whose interest is exempt from federal income taxes, the Fund reserves the right to invest up to 20% of the value of its net assets in securities whose interest is federally taxable. Additionally, when its portfolio manager is unable to locate investment opportunities with desirable risk/reward characteristics, the Fund may invest without limit in cash and cash equivalents, including obligations that may be federally taxable (See "Taxable Investments").

MUNICIPAL SECURITIES.

The municipal securities in which the Fund may invest include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for the issuer's short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which generally are issued in anticipation of various seasonal revenues, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Short-term municipal bonds may include "general obligation bonds," which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest; "revenue bonds," which are generally paid from the revenues of a particular facility or a specific excise tax or other source; and "industrial development bonds," which are issued by or on behalf of public authorities to provide funding for various privately operated industrial and commercial facilities. The Fund may also invest in high quality participation interests in municipal securities. A more detailed description of various types of municipal securities is contained in Appendix B in the SAI.

When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and



JANUS MONEY MARKET FUNDS - INVESTOR SHARES PROSPECTUS          FEBRUARY 18, 1996
a security is backed only by the assets and revenues of the issuing entity, that entity will be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development bond backed only by the assets and revenues of the non-governmental issuer, the non-governmental issuer will be deemed to be the sole issuer of the bond.

At times, the Fund may invest more than 25% of the value of its total assets in tax-exempt securities that are related in such a way that an economic, business, or political development or change affecting one such security could similarly affect the other securities; for example, securities whose issuers are located in the same state, or securities whose interest is derived from revenues of similar type projects. The Fund may also invest more than 25% of its assets in industrial development bonds or participation interests therein.

Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of the Fund's investment objective is dependent in part on the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of principal and interest when due. Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978, as amended. Therefore, the possibility exists, that as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

MUNICIPAL LEASES.

The Fund may invest in municipal leases or participation interests therein. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Lease obligations may not be backed by the issuing municipality's credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payment on an annual basis, which may result in termination of the lease and possible default. Janus Capital may determine that a liquid market exists for municipal lease obligations pursuant to guidelines established by the Trustees.

TAXABLE INVESTMENTS.

As discussed above, although the Fund will attempt to invest substantially all of its assets in municipal securities whose interest is exempt from federal income tax, the Fund may under certain circumstances invest in certain securities whose interest is subject to such taxation. These securities include:
(i) short-term obligations of the U.S. government, its agencies or instrumentalities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks having total assets of more than one billion dollars and whose deposits are insured by the Federal Deposit Insurance Corporation, (iii) commercial paper and (iv) repurchase agreements as described below covering any of the securities described in items (i)-(iii) above or any other obligations of the U.S. government, its agencies or instrumentalities.

COMMON INVESTMENT TECHNIQUES

PARTICIPATION INTERESTS.

The Funds may invest in participation interests in any type of security in which the Funds may invest. A participation interest gives a Fund an undivided interest in the underlying securities in the proportion that the Fund's participation interest bears to the total principal amount of the underlying securities. Participation interests usually carry a demand feature, as described below, backed by a letter of credit or guarantee of the institution that issued the interests permitting the holder to tender them back to the institution.

DEMAND FEATURES.

The Funds may invest in securities that are subject to puts and stand-by commitments ("demand features"). Demand features give the Fund the right to resell securities at specified periods prior to their maturity dates to the seller or to some third party at an agreed-upon price or yield. Securities with demand features may involve certain expenses and risks, including the inability of the issuer of the instrument to pay for the securities at the time the instrument is exercised, non-marketability of the instrument and differences between the maturity of the underlying security and the maturity of the instrument. Securities may cost more with demand features than without them. Demand features can serve three purposes: to shorten the maturity of a variable or floating rate security, to enhance the instrument's credit quality and to provide a source of liquidity. Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Funds' investments may be dependent in part on the credit quality of the banks supporting the Funds' investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

VARIABLE AND FLOATING RATE SECURITIES.

The securities in which the Funds invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness. The rate of interest on securities purchased



JANUS MONEY MARKET FUNDS - INVESTOR SHARES PROSPECTUS          FEBRUARY 18, 1996
by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indexes that are not appropriate for the duration and volatility standards of a money market fund.

MORTGAGE- AND ASSET-BACKED SECURITIES.


Janus Money Market Fund and Janus Government Money Market Fund may purchase fixed or adjustable rate mortgage-backed securities issued by the Government National Mortgage Association, Federal National Mortgage Association, the
Federal Home Loan Mortgage Corporation, or other governmental or government-related entities. In addition, Janus Money Market Fund may purchase other asset-backed securities, including securities backed by automobile loans, equipment leases or credit card receivables. These securities directly or indirectly represent a participation in, or are secured by and payable from, fixed or adjustable rate mortgage or other loans which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.


REPURCHASE AGREEMENTS.


Each Fund may seek additional income by entering into collateralized repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased securities. If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.


REVERSE REPURCHASE AGREEMENTS.

Each Fund may enter into reverse repurchase agreements. Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. This technique will be used only for temporary or emergency purposes, such as meeting redemption requests or to earn additional income on portfolio securities.

DELAYED DELIVERY SECURITIES.

Each Fund may purchase securities on a when-issued or delayed delivery basis. Securities so purchased are subject to market price fluctuation from the time of purchase but no interest on the securities accrues to a Fund until delivery and payment for the securities take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Forward commitments will be entered into only when a Fund has the intention of taking possession of the securities, but a Fund may sell the securities before the settlement date if deemed advisable.

BORROWING AND LENDING.

Each Fund may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets. A Fund may not mortgage or pledge securities except to secure permitted borrowings. As a fundamental policy, a Fund will not lend securities or other assets if, as a result, more than 25% of its total assets would be lent to other parties; however, the Funds do not currently intend to engage in securities lending. Each Fund intends to seek permission from the SEC to borrow money from or lend money to other funds that permit such transactions and are advised by Janus Capital. There is no assurance that such permission will be granted.



INVESTMENT ADVISER AND ADMINISTRATOR

INVESTMENT ADVISER


Each Fund has a separate Investment Advisory Agreement with Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4923. Janus Capital has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. Kansas City Southern Industries, Inc., a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services ("KCSI"), owns approximately 83% of the outstanding voting stock of Janus Capital. Thomas H. Bailey, the President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and by agreement with KCSI selects a majority of Janus Capital's Board.

Pursuant to the Investment Advisory Agreements, Janus Capital furnishes continuous advice and recommendations concerning each Fund's investments. Each of the Funds has agreed to compensate Janus Capital for its advisory services by the monthly payment of a fee at the annual rate of 0.20% of the value of the average daily net assets of each Fund. Until at least the period ending June 16, 1996, however, Janus Capital has agreed to waive a portion of its fee and accordingly, the advisory fee of each Fund will be calculated at the annual rate of 0.10% of the value of each Fund's average daily net assets.


JANUS MONEY MARKET FUNDS - INVESTOR SHARES PROSPECTUS          FEBRUARY 18, 1996

ADMINISTRATOR

Each of the Funds has also entered into an Administration Agreement with Janus Capital, pursuant to which Janus Capital furnishes certain administrative, compliance and accounting services for the Funds, pays the costs of printing reports and prospectuses for existing shareholders, provides office space for the Funds and pays the salaries, fees and expenses of all Fund officers and of those Trustees who are affiliated with Janus Capital. Administrative services provided by Janus Capital under the Agreements include custody and transfer agency services. Janus Capital is paid a fee, calculated daily and paid monthly, at the annual rate of 0.50% of the value of the average daily net assets of each Fund attributable to Shares for services rendered pursuant to the Administration Agreements.


Each Fund pays all of its expenses not assumed by Janus Capital, including auditing fees and independent Trustees' fees and expenses.


PORTFOLIO TRANSACTIONS


Purchase and sales of securities on behalf of each Fund are executed by brokers and dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Funds' transactions and recognizing brokerage, research and other services provided to the Fund and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for a Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. The Funds' Trustees have also authorized the Funds to place portfolio transactions on an agency basis with a broker-dealer that is affiliated with Janus Capital. Agency trades, if any, that are placed with such affiliated party serve to reduce certain expenses of the Funds. The SAI further explains the selection of broker-dealers.


PERSONAL INVESTING

Janus Capital permits investment personnel to purchase and sell securities for their own accounts subject to Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds and Janus Capital's other advisory clients. See the SAI for more detailed information.

DISTRIBUTIONS AND TAXES


Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are declared at the end of the preceding month and on the first business day of a month. Distributions will be reinvested in Shares of a Fund or paid in cash at the election of the shareholder. If no election is made, all distributions will be reinvested in additional Shares of a Fund.


Shares purchased by wire on a day on which the Funds calculate their net asset value will receive that day's dividend if the purchase is effected prior to 3:00 p.m. (New York time) for the Janus Money Market and Janus Government Money Market Funds and 12:00 p.m. (New York time) for Janus Tax-Exempt Money Market Fund. Otherwise, such Shares begin to accrue dividends on the following business day. Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 4:00 p.m. (New York time) on the day of receipt and such Shares will begin to accrue dividends on the first business day following receipt of the order.

Redemption orders effected on any particular day will generally receive dividends declared through the day of redemption. However, redemptions made by wire which are received prior to 3:00 p.m. (New York time) for the Janus Money Market and Janus Government Money Market Funds and 12:00 p.m. (New York time) for Janus Tax-Exempt Money Market Fund will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated account on that day, and that day's dividend will not be received. Requests for redemptions made by wire which are received after 3:00 p.m. (12:00 p.m. for Janus Tax-Exempt Money Market Fund) will be processed on that day and receive that day's dividend, but will not be wired until the following business day.


The Funds reserve the right to require purchase and redemption requests and payments prior to these times on days when the bond market closes before 4:00 p.m.

The Funds reserve the right to reinvest undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the applicable Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.


Distributions for all of the Funds (except Janus Tax-Exempt Money Market Fund) are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received in cash or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year. Because the Funds are money market funds, they do not anticipate making any capital gains distributions.

Janus Tax-Exempt Money Market Fund anticipates that substantially all income dividends it pays will be exempt from federal income tax. However, dividends attributable to interest on taxable investments, together with distributions from any net realized capital gains, are taxable. In addition, interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent that the Fund earns such income, shareholders who are subject to the alternative minimum tax must include such income as a preference item. The Fund



JANUS MONEY MARKET FUNDS - INVESTOR SHARES PROSPECTUS          FEBRUARY 18, 1996
will advise shareholders of the percentage of dividends, if any, subject to the alternative minimum tax.

Dividends and capital gains distributions may also be subject to state and local taxes. In certain states some portion of dividends and distributions (depending on the sources of the Fund's net income) of Janus Tax-Exempt Money Market Fund may be exempt from state and local taxes. Shareholders should consult their own tax advisor regarding exemption from any applicable state and local tax, as well as the tax treatment of any dividends or distributions from the Shares.

The Funds intend to comply with provisions of the Internal Revenue Code applicable to investment companies, and thus it is not expected that any of the Funds will be required to pay any federal income or excise taxes. The SAI further explains the Funds' tax status.

PERFORMANCE

The Shares may measure performance in several ways, including "yield," "effective yield," and "tax equivalent yield" (for Janus Tax-Exempt Money Market Fund only). Yield is a way of showing the rate of income the Shares earn on investments as a percentage of the Share price. Yield represents the income, less expenses generated by an investment, in the Shares over a seven-day period expressed as an annual percentage rate. Effective yield is similar in that it is calculated over the same time frame, but instead the net investment income is compounded and then annualized. Due to the compounding effect, the effective yield will normally be higher than the yield.

Shares of Janus Tax-Exempt Money Market Fund may also quote tax-equivalent yield, which shows the taxable yield an investor would have to earn before taxes to equal such Shares' tax-free yield. A tax-equivalent yield is calculated by dividing such Shares' tax-exempt yield by the result of one minus a stated federal tax rate. Only that portion of the Fund's income that is tax-exempt is adjusted in this calculation.

Performance figures are based upon historical results and are not intended to indicate future performance.

From time to time in advertisements or sales material, the Funds may discuss the Shares' performance ratings or other information as published by recognized statistical or rating services, such as Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report, Morningstar or by publications of general interest, such as Forbes or Money. In addition, the Funds may compare the Shares' yield to those of certain U.S. Treasury obligations or other money market instruments.

MISCELLANEOUS INFORMATION

ORGANIZATION


Each Fund is an open-end management investment company registered under the 1940 Act as a series of the Trust, which was created on February 11, 1986. Each Fund currently offers two classes of shares by separate prospectuses. The Shares offered by this Prospectus are available to the general public, while Institutional Shares of each Fund are available only to investors meeting the minimum investment requirement of $250,000. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information, please call 1-800-525-3713.


TRUSTEES


The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to each Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Funds to the officers of the Trust and meet at least quarterly to review the Funds' investment policies, performance, expenses and other business affairs.


VOTING RIGHTS


The Trust is not required to hold annual shareholder meetings. However, special meetings may be called for a specific class of shares, a specific Fund, or for the Trust as a whole, for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies or voting on matters when required by the 1940 Act. Separate votes are taken by a separate Fund (or a separate class of shares) only if a matter affects or requires the vote of just that Fund (or those shares). Shareholders are entitled to cast one vote for each Share they own.


CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR

United Missouri Bank, N.A., P.O. Box 419226, Kansas City, Missouri 64141-6226, is the custodian of the Funds' assets. The custodian holds each Fund's assets in safekeeping and collects and remits the income thereon subject to the instructions of each Fund.

Janus Service Corporation ("Janus Service"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, provides transfer agency and shareholder services for the Funds.


Janus Distributors,  Inc. ("Janus  Distributors"),  100 Fillmore Street, Denver,
Colorado  80206-4923,   a  wholly-owned   subsidiary  of  Janus  Capital,  is  a
distributor of the Shares.


JANUS MONEY MARKET FUNDS - INVESTOR SHARES PROSPECTUS          FEBRUARY 18, 1996

SHAREHOLDER'S MANUAL

This section will help you become familiar with the different types of accounts you can establish with Janus. This section also explains in detail the wide array of services and features you can establish on your account. These services may be modified or discontinued without shareholder approval.

HOW TO GET IN TOUCH WITH JANUS

If you have any questions while reading our prospectus, please call one of our Investor Service Representatives at 1-800-525-3713 Monday-Friday: 7:00 a.m.-1:00 a.m., and Saturday-Sunday: 10:00 a.m.-7:00 p.m., New York time.

TYPES OF ACCOUNT OWNERSHIP

If you are investing in the Funds for the first time, you will need to establish an account. You can establish the following types of accounts by completing the New Account Application included with this prospectus:

o Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts have two or more owners.

o A Gift or Transfer to Minor (UGMA or UTMA). An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

o Trust. An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

o Business Accounts. Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

RETIREMENT ACCOUNTS

If you are eligible, you may set up your account under a tax-sheltered retirement plan. A retirement plan allows you to shelter your investment income from current income taxes. A contribution to these plans may also be tax deductible. Distributions from a retirement plan are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2.

Investors Fiduciary Trust Company serves as custodian for the retirement plans offered by the Funds. There is an annual $12 fee per account to maintain your retirement account. The maximum annual fee is $24 per taxpayer identification number. You may pay the fee by check or have it automatically deducted from your account (usually in December).

The following plans require a special application. For an application and more details about our Retirement Plans, call 1-800-525-3713.

o Individual Retirement Account: An IRA allows individuals under age 70 1/2 with earned income to contribute up to the lesser of $2,000 or 100% of compensation annually. Please refer to the Janus Funds IRA booklet for complete information regarding IRAs.

o Simplified Employee Pension Plan ("SEP"): This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

o Profit Sharing or Money Purchase Pension Plan: These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

o Section 403(b)(7) Plan: Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a
     Section 403(b)(7) Plan.

--------------------------------------------------------------------------------
MINIMUM INVESTMENTS*
To open a new account .........................................         $2,500
To open a new retirement or UGMA/UTMA account .................         $  500
To open a new account with
  an Automatic Investment Program .............................         $  500**
To add to any type of an account ..............................         $  100

* The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of accounts.
**   There is a $100 minimum subsequent investment.
--------------------------------------------------------------------------------


JANUS MONEY MARKET FUNDS - INVESTOR SHARES PROSPECTUS          FEBRUARY 18, 1996

HOW TO OPEN YOUR JANUS ACCOUNT

Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application. Make your check payable to Janus Funds. Send all items to one of the following addresses:

Regular Mail
Janus Funds
P.O. Box 173375
Denver, CO 80217-3375

Express or Certified Mail
Janus Funds
100 Fillmore Street
Denver, CO 80206-4923

INVESTOR SERVICE CENTERS

Janus Funds offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations:

100 Fillmore Street, Suite 100
Denver, CO 80206

3773 Cherry Creek North Drive, Suite 101
Denver, CO 80209

MINIMUM INVESTMENT POLICIES

ACCOUNTS ESTABLISHED AFTER FEBRUARY 15, 1996

Any account opened after February 15, 1996, must meet minimum investment requirements described at page 9.

ACCOUNTS ESTABLISHED ON OR BEFORE FEBRUARY 15, 1996

o The minimum initial investment requirement remains at $1,000 ($250 for retirement accounts and UGMA/UTMA accounts) for these accounts only.

o There is no minimum investment requirement for Automatic Monthly Investment Program participants that continue to make subsequent automatic investments of at least $50.

o Subsequent investments (other than automatic monthly investments) must meet the $100 minimum.

ALL ACCOUNTS

Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 annual maintenance fee (or the value of the account if less than $10) from accounts with values below the minimums described above or to close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. It is expected that accounts will be valued and the $10 fee assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

HOW TO PURCHASE SHARES

PAYING FOR SHARES

When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted. Please note the following:

o Cash, credit cards, third party checks and credit card checks will not be accepted.

o    All purchases must be made in U.S. dollars.

o    Checks must be drawn on U.S. banks and made payable to Janus Funds.

o If a check does not clear your bank, the Funds reserve the right to cancel the purchase.

o If the Funds are unable to debit your predesignated bank account on the day of purchase, they may make additional attempts or cancel the purchase.

o    The Funds reserve the right to reject any specific purchase request.

If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Funds (or their agents) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

ONCE YOU HAVE OPENED YOUR JANUS ACCOUNT, THE MINIMUM AMOUNT FOR AN ADDITIONAL INVESTMENT IS $100. You may add to your account at any time through any of the following options:

BY MAIL

Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

BY WIRE

Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

AUTOMATIC INVESTMENT PROGRAMS

Janus offers several automatic investment plans to help you achieve your financial goals as simply and conveniently as possible. You may open a new account with a $500 initial purchase and $100 automatic subsequent investments.

o    AUTOMATIC MONTHLY INVESTMENT PROGRAM
     You select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. To establish this option, complete the "Automatic Investing" section on the application and attach a "voided" check or deposit slip from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.

o    PAYROLL DEDUCTION
     If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck invested directly into your Fund account. To obtain information on establishing this option, call 1-800-525-3713.


JANUS MONEY MARKET FUNDS - INVESTOR SHARES PROSPECTUS          FEBRUARY 18, 1996

o    BY SYSTEMATIC EXCHANGE
     With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.

HOW TO EXCHANGE SHARES

On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

IN WRITING

To request an exchange in writing, please follow the instructions for written requests on page 12.

BY TELEPHONE

All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus Electronic Telephone Service (JETS(R)) line at 1-800-525-6125.

BY SYSTEMATIC EXCHANGE

As noted above, you may establish a Systematic Exchange for as little as a $100 subsequent purchase per month on established accounts. You may establish a new account with a $500 initial purchase and subsequent $100 systematic exchanges.

EXCHANGE POLICIES

o Except for Systematic Exchanges, new accounts established by exchange must meet the $2,500 minimum, or be for the total account value if less than $2,500.

o    Exchanges   between  existing   accounts  must  meet  the  $100  subsequent
     investment requirement.

o You may make four exchanges out of each non-money market fund during a calendar year (exclusive of Systematic Exchanges) free of charge. You may be charged a transaction fee for exchanges in excess of this limit. There is currently no limit on exchanges out of the Shares described in this prospectus.

o Exchanges between accounts will be accepted only if the registrations are identical.

o If the shares in non-money market funds you are exchanging are held in certificate form, you must return the certificate to your fund prior to making any exchanges.

o Be sure that you read the prospectus for the Fund into which you are exchanging.

o The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Funds may reject exchanges from accounts engaged in excessive trading (including market timing transactions) that are detrimental to the Funds.

o An exchange represents the sale of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-tax deferred account. Because the Funds seek to maintain a stable net asset value per Share, it is not anticipated that a sale of Shares will produce a taxable gain or loss.

QUICK ADDRESS AND TELEPHONE REFERENCE

Regular Mail
Janus Funds
P.O. Box 173375
Denver, CO 80217-3375

Express or Certified Mail
Janus Funds
100 Fillmore Street
Denver, CO 80206-4923

Janus Investor Services    1-800-525-3713
To speak to a service representative

JETS(R)    1-800-525-6125
For 24-hour access to account and
fund information.

TDD      1-800-525-0056
A telecommunications device for our hearing- and speech-impaired shareholders.

Janus QuotelineSM 1-800-525-0024
For automated daily quotes on Fund share prices, yields and total returns.

Janus Literature Line      1-800-525-8983
To request a prospectus, shareholder reports or marketing materials.


HOW TO REDEEM SHARES

On any business day, you may redeem all or a portion of your shares. Your transaction will be processed at the next NAV calculated after your order is received and accepted.

IN WRITING

To request a redemption in writing, please follow the instructions for written requests on page 12.

BY TELEPHONE

Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing. This option enables you to redeem up to $100,000 daily from your account by simply calling 1-800-525-3713 by 4:00 p.m. New York time.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

SWPs allow you to redeem a specific dollar amount from your account on a regular basis. For more information on SWPs or to request the appropriate form, please call 1-800-525-3713.

PAYMENT OF REDEMPTION PROCEEDS

o    BY CHECK
     Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.

o    ELECTRONIC TRANSFER
     If you have established this option, your redemption proceeds will be electronically transferred to your predesignated bank account on the second business day after receipt of your redemption request. To establish this option, call 1-800-525-3713. There is no fee for this option.


JANUS MONEY MARKET FUNDS - INVESTOR SHARES PROSPECTUS          FEBRUARY 18, 1996

o    BY WIRE
     If you are authorized for the wire redemption service, your redemption proceeds will be wired directly into your designated bank account on the next business day after receipt of your redemption request. There is no limitation on redemptions by wire; however, there is an $8 fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call 1-800-525-3713 to request the appropriate form. Wire redemptions are not available for retirement accounts.

IF THE SHARES BEING REDEEMED WERE PURCHASED BY CHECK, TELEPHONE OR THROUGH THE AUTOMATIC MONTHLY INVESTMENT PROGRAM, THE FUNDS MAY DELAY THE PAYMENT OF YOUR REDEMPTION PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR.

WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed on page 10 and must include the following information:

     o the name of the Fund(s)
     o the account number(s)
     o the amount of money or number of shares being redeemed
     o the name(s) on the account
     o the signature(s) of all registered account owners
     o your daytime telephone number

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

o Individual, Joint Tenants, Tenants in Common: Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

o UGMA or UTMA: Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

o Sole Proprietor, General Partner: Written instructions must be signed by an authorized individual in his/her capacity as it appears in the account registration.

o Corporation, Association: Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.

o Trust: Written instructions must be signed by the trustee(s). If the name of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

o IRA: Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 59 1/2) or premature (before age 59 1/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

PRICING OF FUND SHARES

All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and approved. A Fund's NAV is calculated at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. The Funds reserve the right to require purchase requests and payments prior to this time on days when the bond market closes before the NYSE. NAV per share is calculated by dividing the total value of a Fund's securities and other assets, less liabilities, by the total number of shares outstanding. Portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of a Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the Share's NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.


SIGNATURE GUARANTEE

In addition to the signature requirements, A SIGNATURE GUARANTEE IS ALSO REQUIRED if any of the following is applicable:

o    The redemption exceeds $100,000.

o    You  would  like  the  check  made   payable  to  anyone   other  than  the
     shareholder(s) of record.

o You would like the check mailed to an address which has been changed within 10 days of the redemption request.

o You would like the check mailed to an address other than the address of record.

THE FUNDS RESERVE THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS. FOR MORE INFORMATION PERTAINING TO SIGNATURE GUARANTEES, PLEASE CALL 1-800-525-3713.

HOW TO OBTAIN A SIGNATURE GUARANTEE

A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A SIGNATURE GUARANTEE MAY NOT BE PROVIDED BY A NOTARY PUBLIC.

If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.


JANUS MONEY MARKET FUNDS - INVESTOR SHARES PROSPECTUS          FEBRUARY 18, 1996

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

CHECK WRITING PRIVILEGE

Check writing privileges are available for all three Funds. Checkbooks will be issued to shareholders who have completed a Signature Draft Card, which is sent in the new account welcome package or by calling 1-800-525-3713. (There is no checkwriting privilege for retirement accounts.) Your checkbook will be mailed approximately 10 days after the check writing privilege is requested. Checks may be written for any amount over but not less than $250 per check. Purchases made by check or the Automatic Monthly Investment program may not be redeemed by a redemption check until the 15-day hold period has passed. All checks written on the account must be signed by all account holders unless otherwise specified on the original application or the subsequent Signature Draft Card. The Funds reserve the right to terminate or modify the check writing privilege at any time.

JANUS ELECTRONIC TELEPHONE SERVICE ("JETS")(R)

JETS(R), our electronic telephone service line, offers you 24-hour access by TouchTone(TM) telephone to obtain information on your account balance, to confirm your last transaction or the last dividend posted to your account, to order duplicate account or tax statements, to reorder checks or to exchange your Shares. JETS(R) can be accessed by calling 1-800-525-6125. Calls on JETS(R) are limited to seven minutes.

TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other qualified plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Funds. The Processing Organization may also impose other charges or restrictions different from those applicable to shareholders who invest in the Funds directly. The Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Funds are not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Funds for shareholder recordkeeping and similar services.

TAXPAYER IDENTIFICATION NUMBER

On the application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification, the IRS requires the Funds to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Funds for any penalty that the IRS may impose.

SHARE CERTIFICATES

Share certificates are not available for the Shares in order to maintain the general liquidity that is representative of a money market fund and to help facilitate transactions in shareholder accounts.

INVOLUNTARY REDEMPTIONS

The Funds reserve the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise detrimental to the Funds.

TELEPHONE TRANSACTIONS

You may initiate many transactions by telephone. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

It may be difficult to reach the Funds by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center or, in the case of exchanges, calling the JETS line.

TEMPORARY SUSPENSION OF SERVICES


The Funds or their agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.


ADDRESS CHANGES

To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of your Fund(s), the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

REGISTRATION CHANGES

To change the name on an account, the shares are generally  transferred to a new
account.  In  some  cases,  legal  documentation  may  be  required.   For  more
information, call 1-800-525-3713.

STATEMENTS AND REPORTS

The Funds will send you a confirmation statement after every transaction that affects your account balance or your account registration. If you are enrolled in our Automatic Monthly Investment Program and invest on a monthly basis, you will receive quarterly confirmations on dividends. Generally, a statement with tax information will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

Financial reports for the Funds, which include a list of the Funds' portfolio holdings, will be mailed semiannually to all shareholders. To reduce expenses, only one copy of most financial reports will be mailed to accounts with the same record address. Upon request, such reports will be mailed to all accounts in the same household. Please call 1-800-525-3713 if you would like to receive additional reports.

CONTENTS

FEE TABLE .................................................................    2

FINANCIAL HIGHLIGHTS ......................................................    3

INVESTMENT OBJECTIVES, POLICIES AND TECHNIQUES ............................    4

INVESTMENT ADVISER AND ADMINISTRATOR ......................................    7

DISTRIBUTIONS AND TAXES ...................................................    8

PERFORMANCE ...............................................................    9

MISCELLANEOUS INFORMATION .................................................    9

SHAREHOLDER'S GUIDE
How to Open an Account ....................................................   10
Purchasing Shares .........................................................   10
How to Exchange Shares ....................................................   11
How to Redeem Shares ......................................................   11
Special Shareholder Services
  and Other Information ...................................................   11



                                     [LOGO]

                            JANUS MONEY MARKET FUND
                       JANUS GOVERNMENT MONEY MARKET FUND
                       JANUS TAX-EXEMPT MONEY MARKET FUND

                              Institutional Shares


                              100 Fillmore Street
                             Denver, CO 80206-4923
                                 (800) 29JANUS

                               February 18, 1996



Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund (individually, a "Fund" and, collectively, the "Funds") are designed for investors who seek maximum current income consistent with stability of capital. This prospectus offers a separate class of shares of each Fund (collectively, the "Shares") exclusively to institutional and individual clients meeting minimum investment requirements. Each Fund is a separate series of Janus Investment Fund (the "Trust"), an open-end management investment company.


Each Fund invests exclusively in high quality money market instruments. AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


The Shares are offered only to investors meeting the minimum investment requirements. The Shares are offered with no sales charges, commissions, redemption fees, Rule 12b-1 fees or deferred sales charges. The minimum initial investment is $250,000. There is no minimum amount required for subsequent investments. However, accounts falling below the minimum will be exchanged to the Investor Shares. For complete details on how to purchase, redeem and exchange Shares, please see the Shareholder's Guide beginning at page 10.

This prospectus contains information about the Shares that prospective investors should consider before investing and should be read carefully and retained for future reference. Additional information about the Shares is contained in the Statement of Additional Information ("SAI") dated February 18, 1996, which is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The SAI is available upon request and without charge by writing or calling the Funds at the address or telephone number shown above.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.


JANUS INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS              FEBRUARY 18, 1996

FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES (Applicable to each Fund)

     Sales Load Imposed on Purchases                                        None
     Sales Load Imposed on Reinvested Dividends                             None
     Deferred Sales Load                                                    None
     Redemption Fees                                                        None
     Exchange Fee                                                           None

ANNUAL OPERATING EXPENSES*
(Expressed as a percentage of average net assets)

-----------------------------------------------------------------------------------------------------------------------
                                                            Management Fee    Other Expenses   Total Operating Expenses
-----------------------------------------------------------------------------------------------------------------------
Janus Money Market Fund - Institutional Shares                   0.10%             0.05%                0.15%
Janus Government Money Market Fund - Institutional Shares        0.10%             0.05%                0.15%
Janus Tax-Exempt Money Market Fund - Institutional Shares        0.10%             0.05%                0.15%
-----------------------------------------------------------------------------------------------------------------------

EXAMPLE*
You would indirectly pay the following expenses on a $1,000 investment, assuming expense ratios remain as listed above and assuming a 5% annual return, with or without redemption at the end of each period:


-----------------------------------------------------------------------------------------------
                                                            1 Year   3 Years  5 Years  10 Years
-----------------------------------------------------------------------------------------------
Janus Money Market Fund - Institutional Shares                $2       $5       $8        $19
Janus Government Money Market Fund - Institutional Shares     $2       $5       $8        $19
Janus Tax-Exempt Money Market Fund - Institutional Shares     $2       $5       $8        $19
-----------------------------------------------------------------------------------------------

*The information in the table and example above is based on expenses for the fiscal period ended October 31, 1995, net of fee waivers from the investment adviser. Without such waivers, the Management Fee, Other Expenses and Total Operating Expenses would have been 0.20%, 0.15% and 0.35%, respectively. See "Investment Adviser and Administrator" for a more detailed discussion of the fees.


THE EXPENSES IN THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

The purpose of the preceding table and example is to assist the investor in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. These expenses are described in greater detail under "Investment Adviser and Administrator."



JANUS INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS              FEBRUARY 18, 1996

FINANCIAL HIGHLIGHTS

The information below is for the period from April 14, 1995 (inception) to October 31, 1995. The accounting firm of Price Waterhouse LLP has audited the Funds' financial statements and their report is included in the Funds' Annual Report, which is incorporated by reference into the SAI. Expense and income ratios have been annualized while total returns have not been annualized.

                                                       Janus                  Janus                      Janus
                                                   Money Market      Government Money Market    Tax-Exempt Money Market
    Institutional Shares                                Fund                   Fund                       Fund
-----------------------------------------------------------------------------------------------------------------------
 1. Net asset value, beginning of period           $    1.00               $   1.00                   $   1.00
    Income from investment operations:
 2. Net investment income                                .03                    .03                        .02
 3. Net gains or (losses) on securities
    (both realized and unrealized)                      --                     --                         --
 4. Total from investment operations                     .03                    .03                        .02
    Less distributions:
 5. Dividends (from net investment income)              (.03)                  (.03)                      (.02)
 6. Distributions (from capital gains)                  --                     --                         --
 7. Total distributions                                 (.03)                  (.03)                      (.02)
 8. Net asset value, end of period                 $    1.00               $   1.00                   $   1.00
 9. Total return                                        3.25%                  3.20%                      2.09%
10. Net assets, end of period (in thousands)       $ 304,952               $ 44,164                   $ 11,192
11. Ratio of expenses to average net assets             0.15%                  0.15%                      0.15%
12. Ratio of net investment income
    to average net assets                               5.86%                  5.75%                      3.82%
-----------------------------------------------------------------------------------------------------------------------


JANUS INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS              FEBRUARY 18, 1996

INVESTMENT OBJECTIVES, POLICIES AND TECHNIQUES

Unless otherwise stated, the investment objectives and policies set forth in this Prospectus are not fundamental and may be changed by the Trustees of the Trust (the "Trustees") without shareholder approval. Shareholders will be notified of material changes in investment objectives or policies. If there is a change in the investment objective or policies of any Fund, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial position and needs. The Funds are subject to additional investment policies and restrictions described in the SAI, some of which are fundamental and may not be changed without shareholder approval.

INVESTMENT OBJECTIVES

The investment objective of Janus Money Market Fund and Janus Government Money Market Fund is to seek maximum current income to the extent consistent with stability of capital. The investment objective of Janus Tax-Exempt Money Market Fund is to seek maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital. There can be no assurance that a Fund will achieve its investment objective or that the Shares will be able to maintain a stable net asset value of $1.00 per share.

COMMON INVESTMENT POLICIES

The Funds will invest only in eligible high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital Corporation, the Funds' investment adviser ("Janus Capital"), pursuant to procedures adopted by the Trustees. Each Fund may invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act")) and will maintain a dollar-weighted average portfolio maturity of 90 days or less.

Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities (as defined below), each Fund will not invest more than 5% of its total assets in the securities of any one issuer. A guarantor is not considered an issuer for the purpose of this limit, provided that the value of all securities held by a Fund that are issued or guaranteed by that institution does not exceed 10% of the Fund's total assets. In the case of Janus Tax-Exempt Money Market Fund, up to 25% of its assets may be invested without regard to the foregoing limitations. To ensure adequate liquidity, no Fund may invest more than 10% of its net assets in illiquid investments, including repurchase agreements maturing in more than seven days and certain time deposits that are subject to early withdrawal penalties and mature in more than seven days. Because the Funds are typically used as a cash management vehicle, they intend to maintain a high degree of liquidity. Janus Capital determines and monitors the liquidity of portfolio securities under the supervision of the Trustees.

RATINGS.

High quality money market instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in one of the two highest rating categories for short-term debt by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by Janus Capital to be of comparable quality. Each Fund, except Janus Tax-Exempt Money Market Fund, will invest at least 95% of its total assets in securities in the highest rating category (as determined pursuant to Rule 2a-7). Descriptions of the rating categories of Standard & Poor's Ratings Services, Moody's Investors Service, Inc., and certain other NRSROs are contained in the SAI, as is a further description of the Funds' investment policies.

Although each Fund only invests in high quality money market instruments, an investment in a Fund is subject to risk even if all securities in its portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities, can change in value as a result of changes in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations.


TYPES OF INVESTMENTS


JANUS MONEY MARKET FUND

Janus Money Market Fund pursues its objective by investing primarily in high quality commercial paper and obligations of financial institutions. The Fund may also invest in U.S. Government Securities (as defined below) and municipal securities, although the Fund expects to invest in such securities to a lesser degree.

DEBT SECURITIES.


The Fund may invest in debt obligations of domestic issuers, including commercial paper (short-term promissory notes issued by companies to finance their, or their affiliates', current obligations), notes and bonds, and variable amount master demand notes. The payment obligations on these instruments may be backed by securities, swap agreements or other assets, by the guarantee of a third party or solely by the unsecured promise of the issuer to make payments when due. The Fund may invest in privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 (the "1933 Act") or the availability of an appropriate exemption therefrom. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.


OBLIGATIONS OF FINANCIAL INSTITUTIONS.

The Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below.

Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over



JANUS INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS              FEBRUARY 18, 1996

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a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

EURODOLLAR OR YANKEE OBLIGATIONS.

The Fund may invest in Eurodollar and Yankee bank obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. GOVERNMENT SECURITIES.

The Fund may invest without limit in U.S. Government Securities as described below under "Janus Government Money Market Fund."

MUNICIPAL SECURITIES.

The Fund may invest in obligations of states, territories or possessions of the United States and their subdivisions, authorities and corporations as described below under "Janus Tax-Exempt Money Market Fund." These obligations may pay interest that is exempt from federal income taxation.

JANUS GOVERNMENT MONEY MARKET FUND

Janus Government Money Market Fund pursues its objective by investing exclusively in obligations issued and/or guaranteed as to principal and interest by the United States government or by its agencies and instrumentalities and repurchase agreements secured by such obligations.

U.S. GOVERNMENT SECURITIES.


U.S. Government Securities shall have the meaning set forth in the 1940 Act. The 1940 Act defines U.S. Government Securities to include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. U.S. Government Securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. government securities. U.S. Government Securities in which the Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, U.S. Government Securities in which the Fund may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. government.


JANUS TAX-EXEMPT MONEY MARKET FUND

Janus Tax-Exempt Money Market Fund pursues its objective by investing primarily in municipal securities whose interest is exempt from federal income taxes, including the federal alternative minimum tax. Although the Fund will attempt to invest substantially all of its assets in municipal securities whose interest is exempt from federal income taxes, the Fund reserves the right to invest up to 20% of the value of its net assets in securities whose interest is federally taxable. Additionally, when its portfolio manager is unable to locate investment opportunities with desirable risk/reward characteristics, the Fund may invest without limit in cash and cash equivalents, including obligations that may be federally taxable (see "Taxable Investments").

MUNICIPAL SECURITIES.

The municipal securities in which the Fund may invest include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for the issuer's short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which generally are issued in anticipation of various seasonal revenues, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Short-term municipal bonds may include "general obligation bonds," which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest; "revenue bonds," which are generally paid from the revenues of a particular facility or a specific excise tax or other source; and "industrial development bonds," which are issued by or on behalf of public authorities to provide funding for various privately operated industrial and commercial facilities. The Fund may also invest in high quality participation interests in municipal securities. A more detailed description of various types of municipal securities is contained in Appendix B in the SAI.

When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the issuing entity, that entity will be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development bond backed only by the assets and revenues of the non-governmental



JANUS INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS              FEBRUARY 18, 1996
issuer, the non-governmental issuer will be deemed to be the sole issuer of the bond.

At times, the Fund may invest more than 25% of the value of its total assets in tax-exempt securities that are related in such a way that an economic, business, or political development or change affecting one such security could similarly affect the other securities; for example, securities whose issuers are located in the same state, or securities whose interest is derived from revenues of similar type projects. The Fund may also invest more than 25% of its assets in industrial development bonds or participation interests therein.

Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of the Fund's investment objective is dependent in part on the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of principal and interest when due. Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978, as amended. Therefore, the possibility exists that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

MUNICIPAL LEASES.

The Fund may invest in municipal leases or participation interests therein. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Lease obligations may not be backed by the issuing municipality's credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payment on an annual basis, which may result in termination of the lease and possible default. Janus Capital may determine that a liquid market exists for municipal lease obligations pursuant to guidelines established by the Trustees.

TAXABLE INVESTMENTS.

As discussed above, although the Fund will attempt to invest substantially all of its assets in municipal securities whose interest is exempt from federal income tax, the Fund may under certain circumstances invest in certain securities whose interest is subject to such taxation. These securities include:
(i) short-term obligations of the U.S. government, its agencies or instrumentalities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks having total assets of more than one billion dollars and whose deposits are insured by the Federal Deposit Insurance Corporation, (iii) commercial paper and (iv) repurchase agreements as described below covering any of the securities described in items (i)-(iii) above or any other obligations of the U.S. government, its agencies or instrumentalities.

COMMON INVESTMENT TECHNIQUES

PARTICIPATION INTERESTS.

The Funds may invest in participation interests in any type of security in which the Funds may invest. A participation interest gives a Fund an undivided interest in the underlying securities in the proportion that the Fund's participation interest bears to the total principal amount of the underlying securities. Participation interests usually carry a demand feature, as described below, backed by a letter of credit or guarantee of the institution that issued the interests permitting the holder to tender them back to the institution.

DEMAND FEATURES.

The Funds may invest in securities that are subject to puts and stand-by commitments ("demand features"). Demand features give the Fund the right to resell securities at specified periods prior to their maturity dates to the seller or to some third party at an agreed-upon price or yield. Securities with demand features may involve certain expenses and risks, including the inability of the issuer of the instrument to pay for the securities at the time the instrument is exercised, non-marketability of the instrument and differences between the maturity of the underlying security and the maturity of the instrument. Securities may cost more with demand features than without them. Demand features can serve three purposes: to shorten the maturity of a variable or floating rate security, to enhance the instrument's credit quality and to provide a source of liquidity. Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Funds' investments may be dependent in part on the credit quality of the banks supporting the Funds' investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

VARIABLE AND FLOATING RATE SECURITIES.

The securities in which the Funds invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for



JANUS INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS              FEBRUARY 18, 1996
the duration and volatility standards of a money market fund.

MORTGAGE- AND ASSET-BACKED SECURITIES.


Janus Money Market Fund and Janus Government Money Market Fund may purchase fixed or adjustable rate mortgage-backed securities issued by the Government National Mortgage Association, Federal National Mortgage Association, the
Federal Home Loan Mortgage Corporation, or other governmental or government-related entities. In addition, Janus Money Market Fund may purchase other asset-backed securities, including securities backed by automobile loans, equipment leases or credit card receivables. These securities directly or indirectly represent a participation in, or are secured by and payable from, fixed or adjustable rate mortgage or other loans which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.


REPURCHASE AGREEMENTS.


Each Fund may seek additional income by entering into collateralized repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased securities. If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.


REVERSE REPURCHASE AGREEMENTS.

Each Fund may enter into reverse repurchase agreements. Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. This technique will be used only for temporary or emergency purposes, such as meeting redemption requests, or to earn additional income on portfolio securities.

DELAYED DELIVERY SECURITIES.

Each Fund may purchase securities on a when-issued or delayed delivery basis. Securities so purchased are subject to market price fluctuation from the time of purchase but no interest on the securities accrues to a Fund until delivery and payment for the securities take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Forward commitments will be entered into only when a Fund has the intention of taking possession of the securities, but a Fund may sell the securities before the settlement date if deemed advisable.

BORROWING AND LENDING.

Each Fund may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets. A Fund may not mortgage or pledge securities except to secure permitted borrowings. As a fundamental policy, a Fund will not lend securities or other assets if, as a result, more than 25% of its total assets would be lent to other parties; however, the Funds do not currently intend to engage in securities lending. Each Fund intends to seek permission from the SEC to borrow money from or lend money to other funds that permit such transactions and are advised by Janus Capital. There is no assurance that such permission will be granted.



INVESTMENT ADVISER AND ADMINISTRATOR

INVESTMENT ADVISER


Each Fund has a separate Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4923. Janus Capital has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. Kansas City Southern Industries, Inc., a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services ("KCSI"), owns approximately 83% of the outstanding voting stock of Janus Capital. Thomas H. Bailey, the President and Chairman of the
Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Pursuant to the Investment Advisory Agreements, Janus Capital furnishes continuous advice and recommendations concerning each Fund's investments. Each of the Funds has agreed to compensate Janus Capital for its advisory services by the monthly payment of a fee at the annual rate of 0.20% of the value of the average daily net assets of each Fund. Until at least the period ending June 16, 1996, however, Janus Capital has agreed to waive a portion of its fee and accordingly, the advisory fee of each Fund will be calculated at the annual rate of 0.10% of the value of each Fund's average daily net assets.


JANUS INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS              FEBRUARY 18, 1996

ADMINISTRATOR


Each of the Funds has also entered into an Administration Agreement with Janus Capital, pursuant to which Janus Capital furnishes certain administrative, compliance and accounting services for the Funds, pays the costs of printing reports and prospectuses for existing shareholders, provides office space for the Funds and pays the salaries, fees and expenses of all Fund officers and of those Trustees who are affiliated with Janus Capital. Administrative services provided by Janus Capital under the Administration Agreements include custody and transfer agency services. Janus Capital is paid a fee, calculated daily and paid monthly, at the annual rate of 0.15% of the value of the average daily net assets of each Fund attributable to Shares for services rendered pursuant to the Administration Agreements. At least for the period ending June 16, 1996, however, Janus Capital has agreed to waive a portion of its fee and accordingly, the administration fee paid by the Shares will be calculated at the annual rate of 0.05% of the value of each Fund's average daily net assets attributable to the Shares.

Each Fund pays all of its expenses not assumed by Janus Capital, including auditing fees and independent Trustees' fees and expenses.


PORTFOLIO TRANSACTIONS

Purchases and sales of securities on behalf of each Fund are executed by brokers and dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Funds' transactions and recognizing brokerage, research and other services provided to the Fund and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for a Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. The Funds' Trustees have also authorized the Funds to place portfolio transactions on an agency basis with a broker-dealer that is affiliated with Janus Capital. Agency trades, if any, that are placed with such affiliated party serve to reduce certain expenses of the Funds. The SAI further explains the selection of broker-dealers.

PERSONAL INVESTING

Janus Capital permits investment personnel to purchase and sell securities for their own accounts subject to Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds and Janus Capital's other advisory clients. See the SAI for more detailed information.

DISTRIBUTIONS AND TAXES


Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are declared at the end of the preceding month and on the first business day of a month. Distributions will be reinvested in Shares of a Fund or wired to a predesignated bank account at the election of the shareholder. If no election is made, all distributions will be reinvested in additional Shares of a Fund.


Shares purchased by wire on a day on which the Funds calculate their net asset value will receive that day's dividend if the purchase is effected prior to 3:00 p.m. (New York time) for the Janus Money Market and Janus Government Money
Market Funds and 12:00 p.m. (New York time) for the Janus Tax-Exempt Money Market Fund. Otherwise, such Shares begin to accrue dividends on the first business day following receipt of the order.

Redemption orders effected on any particular day will generally receive dividends declared through the day of redemption. However, redemptions made by wire which are received prior to 3:00 p.m. (New York time) for the Janus Money Market and Janus Government Money Market Funds and 12:00 p.m. (New York time) for Janus Tax-Exempt Money Market Fund will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated account on that day and that day's dividend will not be received. Requests for redemptions made by wire which are received after 3:00 p.m. (12:00 p.m. for Janus Tax-Exempt Money Market Fund) will be processed on that day and receive that day's dividend, but will not be wired until the following business day.

Distributions for all of the Funds (except Janus Tax-Exempt Money Market Fund) are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received in cash or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year. Because the Funds are money market funds, they do not anticipate making any capital gains distributions.

Janus Tax-Exempt Money Market Fund anticipates that substantially all income dividends it pays will be exempt from federal income tax. However, dividends attributable to interest on taxable investments, together with distributions from any net realized capital gains, are taxable. In addition, interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent that the Fund earns such income, shareholders who are subject to the alternative minimum tax must include such income as a preference item. The Fund will advise shareholders of the percentage of dividends, if any, subject to the alternative minimum tax.



JANUS INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS              FEBRUARY 18, 1996

Dividends and capital gains distributions may also be subject to state and local taxes. In certain states some portion of dividends and distributions (depending on the sources of the Fund's net income) of Janus Tax-Exempt Money Market Fund may be exempt from state and local taxes. Shareholders should consult their own tax advisor regarding exemption from any applicable state and local tax, as well as the tax treatment of any dividends or distributions from the Shares.

The Funds intend to comply with provisions of the Internal Revenue Code applicable to investment companies, and thus it is not expected that any of the Funds will be required to pay any federal income or excise taxes. The SAI further explains the Funds' tax status.

PERFORMANCE

The Shares may measure performance in several ways, including "yield," "effective yield," and "tax equivalent yield" (for Janus Tax-Exempt Money Market Fund only). Yield is a way of showing the rate of income the Shares earn on investments as a percentage of the Share price. Yield represents the income, less expenses generated by an investment, in the Shares over a seven-day period expressed as an annual percentage rate. Effective yield is similar in that it is calculated over the same time frame, but instead the net investment income is compounded and then annualized. Due to the compounding effect, the effective yield will normally be higher than the yield.

Shares of Janus Tax-Exempt Money Market Fund may also quote tax-equivalent yield, which shows the taxable yield an investor would have to earn before taxes to equal such Shares' tax-free yield. A tax-equivalent yield is calculated by dividing such Shares' tax-exempt yield by the result of one minus a stated federal tax rate. Only that portion of the Fund's income that is tax-exempt is adjusted in this calculation.

Performance figures are based upon historical results and are not intended to indicate future performance.

From time to time in advertisements or sales material, the Funds may discuss the Shares' performance ratings or other information as published by recognized statistical or rating services, such as Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report, Morningstar or by publications of general interest, such as Forbes or Money. In addition, the Funds may compare the Shares' yield to those of certain U.S. Treasury obligations or other money market instruments.

MISCELLANEOUS INFORMATION

ORGANIZATION

Each Fund is an open-end management investment company registered under the 1940 Act as a series of the Trust, which was created on February 11, 1986. Each Fund currently offers two classes of shares by separate prospectuses. The Shares offered by this Prospectus are available only to institutional clients, including corporations, foundations and trusts, and individuals meeting certain initial investment requirements, while Investor Shares of each Fund are available to the general public. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information, please call Janus Extended Services at 1-800-29JANUS.


SIGNIFICANT SHAREHOLDERS

As of December 1, 1995, the following individuals and/or corporations owned more than 25% of the Shares of the following Funds: Western Digital Corporation owned 35.23% of Janus Government Money Market Fund - Institutional Shares and Thomas
F. Marsico and The Gap, Inc. owned 41.66% and 58.34%, respectively, of Janus Tax-Exempt Money Market Fund - Institutional Shares. Thus, these shareholders may have power to control any vote of the Shares of the Fund.


TRUSTEES


The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to each Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Funds to the officers of the Trust and meet at least quarterly to review the Funds' investment policies, performance, expenses and other business affairs.


VOTING RIGHTS


The Trust is not required to hold annual shareholder meetings. However, special meetings may be called for a specific class of shares, a specific Fund, or for the Trust as a whole, for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies or voting on matters when required by the 1940 Act. Separate votes are taken by a separate Fund (or a separate class of shares) only if a matter affects or requires the vote of just that Fund (or those shares). Shareholders are entitled to cast one vote for each Share they own.


CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR

United Missouri Bank, N.A., P.O. Box 419226, Kansas City, Missouri 64141-6226, is the custodian of the Funds' assets. The custodian holds each Fund's assets in safekeeping and collects and remits the income thereon subject to the instructions of each Fund.

Janus Service  Corporation,  P.O. Box 173375,  Denver,  Colorado  80217-3375,  a
wholly-owned   subsidiary  of  Janus  Capital,   provides  transfer  agency  and
shareholder services for the Funds.


Janus Distributors, Inc., 100 Fillmore Street, Denver, Colorado 80206-4923, a wholly-owned subsidiary of Janus Capital, is a distributor of the Shares.


JANUS INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS              FEBRUARY 18, 1996

SHAREHOLDER'S GUIDE

HOW TO OPEN AN ACCOUNT

ESTABLISHING YOUR ACCOUNT

The Application enclosed with this Prospectus describes the options available to
you  as  an  institutional   shareholder  of  the  Funds.  After  reviewing  the
Application carefully, complete, sign and forward it to:


Via Regular Mail                   Via Express Mail - Overnight Delivery
Janus Funds                        Janus Funds
P.O. Box 173375                    100 Fillmore Street
Denver, CO 80217-3375              Denver, CO 80206-4923
Attn: Extended Services            Attn: Extended Services


Do not include any purchase money with the Application. All purchases of Shares should be effected by wire transfer. See "Purchasing Shares." The Funds reserve the right to suspend the offering of the Shares for a period of time and to reject any specific purchase request.


You may set up your account for Investment Retirement Plan rollovers (in excess of $250,000) under a tax-sheltered retirement plan. A retirement plan allows you to shelter your investment income from current income taxes. A contribution to these plans may also be tax deductible. Distributions from a retirement plan are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2.

Investors Fiduciary Trust Company serves as custodian for the retirement plans offered by the Funds. There is an annual $12 fee per account to maintain your retirement account. The maximum annual fee is $24 per taxpayer identification number. You may pay the fee by check or have it automatically deducted from your account (usually in December).

Please refer to the Janus Funds IRA booklet for complete information regarding IRAs. You will need a special application to be enrolled in the plan. For an application and more details, call 1-800-525-3713.


TAXPAYER IDENTIFICATION NUMBERS


On the application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification, the IRS requires the Funds to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition, to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Funds for any penalty that the IRS may impose.


DISTRIBUTION OPTIONS

Shareholders have the option of having their dividends and distributions automatically reinvested in Shares of a Fund or wired to a predesignated bank account. If no election is made, all dividends and distributions will be reinvested in additional Shares.

PURCHASING SHARES


You must establish a Fund account and receive an account number before making purchases by wire. Requests to purchase Janus Money Market Fund and Janus Government Money Market Fund received before 3:00 p.m. (New York time) will receive dividends declared on the purchase date. Requests to purchase Janus Tax-Exempt Money Market Fund must be received before 12:00 p.m. (New York time) in order to receive the dividend declared on the day of purchase. In addition, the Funds' transfer agent must receive payment in federal funds by 4:00 p.m. (New York time). The Funds reserve the right to require purchase requests and payments prior to these times on days when the bond market closes before 4:00 p.m. (New York time). Purchase orders received after these times will receive the dividend declared the following day.


WIRE INSTRUCTIONS:

Request your bank to transmit immediately available funds by wire for purchase of Shares to the Funds' custodian bank as follows:

United Missouri Bank, N.A., Kansas City, Missouri
ABA # 101000695
BNF = Janus Money Market Funds Account # 9870610000
For credit to:      Name of Shareholder:
                    Shareholder Account No.:
                    Name of Fund(s):

Complete information regarding your account must be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Please contact the Janus Extended Services Team at 1-800-29JANUS when you intend to make a wire purchase.

The Funds do not charge any fees for transactions by wire in Shares of the Funds.

Once you have established a Fund account, you may purchase Shares for such account or open additional accounts with other Funds at any time. The Funds reserve the right to suspend the offering of Shares for a period of time and to reject any specific purchase request. If you have any questions, please call 1-800-29JANUS.

MINIMUM INVESTMENT


The minimum initial investment in the Shares is $250,000. The Funds may, in their discretion, waive this minimum under certain circumstances but, in such event, the minimum must be reached within 90 days of opening the account. Shareholders who do not maintain the $250,000 minimum will be exchanged into Investor Shares.


NET ASSET VALUE

The net asset value ("NAV") of the Shares is determined at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m., New York time) each day that the Exchange is open. NAV per share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Portfolio securities are valued at their amortized



JANUS INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS              FEBRUARY 18, 1996
cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of a portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the Share's NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.

SHARE CERTIFICATES

Share certificates are not available for the Shares in order to maintain the general liquidity that is representative of a money market fund and to help facilitate transactions in shareholder accounts.

HOW TO EXCHANGE SHARES

The Janus funds include several funds with a variety of investment objectives. You may exchange your Shares for shares of any other Janus fund that is available to the public and registered in your state of residence. There are certain procedures which should be followed to effect the transfer of the entire or partial balance in your Shares to one of the other Janus funds. The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Funds may reject exchanges from accounts engaged in excessive trading (including market timing transactions) that are detrimental to the Funds. If you would like more information regarding this option, please call the Janus Extended Services Team at 1-800-29JANUS.

HOW TO REDEEM SHARES

PARTIAL OR COMPLETE REDEMPTIONS

You may redeem all or a portion of your Shares on any business day that the New York Stock Exchange is open. Your Shares will be redeemed at the NAV next calculated after your Fund has received your redemption request in good order and meeting all the requirements of this Prospectus. Proceeds of such redemption generally will be wired to your predesignated bank account as of the day of redemption unless that day is a bank holiday, in which case, redemption proceeds will be wired on the next bank business day.

IN WRITING

To redeem all or part of your Shares in writing, send a letter of instruction to the following address:

Via Regular Mail                   Via Express Mail - Overnight Delivery
Janus Funds                        Janus Funds
P.O. Box 173375                    100 Fillmore Street
Denver, CO 80217-3375              Denver, CO 80206-4923
Attn: Extended Services            Attn: Extended Services


The letter should be on company letterhead (in the case of institutional clients) and should specify the name of the Fund, the number of Shares or dollars being redeemed, the account number, appropriate wiring instructions, the name(s) on the account, your name and your daytime telephone number. The letter must be signed by an authorized person whose signature is on file with the Fund.

For IRA shareholders, written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 59 1/2) or premature (before age 59 1/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.


BY TELEPHONE


Shares may be redeemed by telephone. If a request for a redemption is received by 3:00 p.m. (New York time) for Janus Money Market Fund and Janus Government Money Market Fund and by 12:00 p.m. (New York time) for Janus Tax-Exempt Money Market Fund, Shares will be redeemed and the redemption amount wired in federal funds to the shareholder's predesignated bank account that day. After 3:00 p.m. (12:00 p.m. for Janus Tax-Exempt Money Market Fund), a redemption request will be processed at that day's NAV and will include that day's dividends, but generally will not be wired until the next business day. The Funds reserve the right to require redemption requests prior to these times on days when the bond market closes before 4:00 p.m. (New York time). There is no fee for redemptions by wire.


BY A FUND

Your account may be terminated by your Fund if, due to the transfer or redemption of Shares, the value of the remaining Shares in your account falls below the minimum investment required to open a new account, or if you engage in illegal or other conduct detrimental to the Funds. In the case of insufficient account size, your Fund will notify you that you have 60 days to increase your account to the minimum required before redeeming your account.

SPECIAL SHAREHOLDER SERVICES AND OTHER INFORMATION

PORTFOLIO INFORMATION

You may call 1-800-29JANUS by TouchTone(TM) telephone for access to certain information regarding your account, including current yield and dividend rate information, Monday through Friday from 7:00 a.m. to 10:00 p.m. (New York time).

TELEPHONE INSTRUCTIONS

You may initiate many transactions by telephone. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

ACCOUNT ADDRESS AND NAME CHANGES

To change the address on your account, you may call 1-800-29JANUS or send a written request signed by all registered owners of your account. Please include the name of the Fund(s), the account number(s),



JANUS INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS              FEBRUARY 18, 1996
the name(s) on the account and both the old and new addresses. Within the first 10 days of an address change, redemptions by institutional clients are permissible only if the redemption proceeds are wired to a pre-designated bank account or you provide the Funds with appropriate corporate resolutions changing wire instructions. Please call 1-800-29JANUS for additional information.


To change the name on an account, the Shares must be transferred to a new account. Such a change generally requires written instructions with the guaranteed signatures of all registered owners, as well as an Application and supporting legal documentation, if applicable. Please call 1-800-29JANUS for additional information.

STATEMENTS AND REPORTS

Each shareholder will receive daily confirmations of purchases and redemptions made in the Funds. On the last day of each month, the shareholder will receive a statement reporting all purchases and redemptions made during that month, and dividends paid during the month.

Twice each year you will receive the financial statements of the Funds, including a statement listing portfolio securities. To reduce expenses, only one copy of most reports (such as the Funds' Annual Report) may be mailed to all accounts with the same tax identification number. Please call 1-800-29JANUS if you need additional reports sent each time.

TEMPORARY SUSPENSION OF SERVICES

The Funds or their agents may temporarily suspend telephone transactions and other shareholder services described in this Prospectus upon reasonable notice or to the extent that any circumstance reasonably beyond the control of the Funds or their agents materially hampers the provision of such services.



JANUS INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS              FEBRUARY 18, 1996

                                     [LOGO]

                             JANUS INVESTMENT FUND


                              100 Fillmore Street
                             Denver, CO 80206-4923
                                 (800) 525-3713

                      STATEMENT OF ADDITIONAL INFORMATION
                               February 18, 1996






         GROWTH FUNDS                        FIXED-INCOME FUNDS


          Janus Fund                     Janus Flexible Income Fund
       Janus Twenty Fund       Janus Intermediate Government Securities Fund
     Janus Enterprise Fund               Janus Short-Term Bond Fund
       Janus Mercury Fund               Janus Federal Tax-Exempt Fund
      Janus Worldwide Fund
       Janus Overseas Fund


                               COMBINATION FUNDS

                          Janus Growth and Income Fund
                              Janus Balanced Fund




     This Statement of Additional Information ("SAI") pertains to the funds listed above, each of which is a separate series of Janus Investment Fund, a Massachusetts business trust (the "Trust"). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies (individually, a "Fund" and collectively, the "Funds"). Each Fund is managed separately by Janus Capital Corporation ("Janus Capital").

     This SAI is not a Prospectus and should be read in conjunction with the Prospectus of each Fund dated February 18, 1996, which is incorporated by reference into this SAI and may be obtained from the Trust at the above phone number or address. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus.

                             JANUS INVESTMENT FUND
                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

                                                                            Page
--------------------------------------------------------------------------------
Investment Policies, Restrictions and Techniques ..........................    3

  Investment Objectives ...................................................    3

  Portfolio Policies ......................................................    4

  Investment Restrictions Applicable to All Funds .........................    4

  Investment Policies Applicable to Certain Funds .........................    6

  Types of Securities and Investment Techniques ...........................    7

     Illiquid Investments .................................................    7

     Zero Coupon, Pay-In-Kind and Step Coupon Securities ..................    7

     Pass-Through Securities ..............................................    8


     Depositary Receipts ..................................................    8


     Municipal Obligations ................................................    9

     Other Income-Producing Securities ....................................    9

     Repurchase and Reverse Repurchase Agreements .........................    9

     High-Yield/High-Risk Bonds ...........................................   10

     Futures, Options and Other Derivative Instruments ....................   10

Investment Adviser ........................................................   17

Custodian, Transfer Agent and Certain Affiliations ........................   19

Portfolio Transactions and Brokerage ......................................   20

Officers and Trustees .....................................................   22

Purchase of Shares ........................................................   25

  Net Asset Value Determination ...........................................   25

  Reinvestment of Dividends and Distributions .............................   26

Redemption of Shares ......................................................   26

Shareholder Accounts ......................................................   26


  Telephone Transactions ..................................................   26


  Systematic Withdrawals ..................................................   26

Retirement Plans ..........................................................   27

Income Dividends, Capital Gains Distributions and Tax Status ..............   27

Principal Shareholders ....................................................   28

Miscellaneous Information .................................................   28

  Shares of the Trust .....................................................   29

  Voting Rights ...........................................................   29

  Independent Accountants .................................................   29

  Registration Statement ..................................................   29

Performance Information ...................................................   30

Financial Statements ......................................................   31
--------------------------------------------------------------------------------

INVESTMENT POLICIES, RESTRICTIONS AND TECHNIQUES

     Each Fund's investment objective is discussed in the Prospectus and summarized below. There is no assurance that the Funds will achieve their respective objectives. The investment objectives of the Funds are not fundamental and may be changed by the Trustees without shareholder approval.

INVESTMENT OBJECTIVES

     Janus Fund is a diversified fund that seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of issuers of any size. Generally, this Fund emphasizes issuers with larger market capitalizations.


     Janus Twenty Fund is a nondiversified fund that seeks long-term growth of capital. Under normal conditions, this Fund concentrates its investments in a core position of 20-30 common stocks.

     Janus Enterprise Fund is a nondiversified fund that seeks long-term growth of capital by investing primarily in common stocks. The Fund intends to normally invest at least 50% of its equity assets in securities issued by medium-sized companies (as defined in the Prospectus).

     Janus Mercury Fund is a nondiversified fund that seeks long-term growth of capital by investing in a large number of common stocks of issuers of any size, including larger, well-established companies and smaller, emerging growth companies.


     Janus Worldwide Fund is a diversified fund that seeks long-term growth of capital in a manner consistent with the preservation of capital by investing in common stocks of foreign and domestic issuers of any size. Janus Worldwide Fund normally invests in issuers from at least five different countries including the United States.

     Janus Overseas Fund is a diversified fund that seeks long-term growth of capital by investing primarily in common stocks of foreign issuers of any size. The Fund normally invests at least 65% of its total assets in issuers from at least five different countries excluding the United States.

     Janus Growth and Income Fund is a diversified fund that seeks both long-term capital growth and current income. Janus Growth and Income Fund places a stronger emphasis on the growth objective and normally invests up to 75% of its assets in common stocks selected primarily for their growth potential and at least 25% of its assets in securities selected for their income potential. In unusual circumstances, the Fund may reduce the growth component of its portfolio to 25% of its assets.


     Janus Balanced Fund is a diversified fund that seeks long-term capital growth, consistent with preservation of capital and balanced by current income. Janus Balanced Fund normally invests 40-60% of its assets in securities selected primarily for growth potential and 40-60% of its assets in securities selected for their income potential.


     Janus Flexible Income Fund is a diversified fund that seeks to maximize total return consistent with preservation of capital. Total return is expected to result from a combination of current income and capital appreciation, although income will normally be the dominant component of total return. Janus Flexible Income Fund invests in all types of income-producing securities. This Fund may have substantial holdings of debt securities rated below investment grade.

     Janus Intermediate Government Securities Fund is a diversified fund that seeks as high a level of current income as is consistent with the preservation of capital by investing primarily in obligations of the U.S. government, its agencies and instrumentalities. It will normally maintain an average weighted maturity of greater than three years and less than ten years.

     Janus Short-Term Bond Fund is a diversified fund that seeks as high a level of current income as is consistent with the preservation of capital by investing primarily in short- and intermediate-term fixed-income securities. It will normally maintain an average weighted maturity not to exceed three years.

     Janus Federal Tax-Exempt Fund is a diversified fund that seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital. It will normally invest at least 80% of its net assets in securities whose income is not subject to federal income tax.

PORTFOLIO POLICIES


     The Prospectus discusses the types of securities in which the Funds will invest, portfolio policies of the Funds and the investment techniques of the Funds. The Prospectus includes a discussion of portfolio turnover policies. Portfolio turnover is calculated by dividing total purchases or sales, whichever is less, by the average monthly value of a Fund's portfolio securities. The following table summarizes the portfolio turnover rates for the fiscal periods indicated. The information below is for fiscal years ended October 31.

Fund Name                                                     1995       1994
--------------------------------------------------------------------------------
Janus Fund                                                    118%       139%
Janus Twenty Fund                                             147%       102%
Janus Enterprise Fund                                         194%       193%
Janus Mercury Fund                                            201%       283%
Janus Worldwide Fund                                          142%       158%
Janus Overseas Fund                                           188%       181%(1)
Janus Growth and Income Fund                                  195%       123%
Janus Balanced Fund                                           185%       167%
Janus Flexible Income Fund                                    250%       137%
Janus Intermediate Government Securities Fund                 252%       304%
Janus Short-Term Bond Fund                                    337%       346%
Janus Federal Tax-Exempt Fund                                 164%       160%
--------------------------------------------------------------------------------
(1) May 2, 1994 (inception) to October 31, 1994; annualized for periods of less than one year.


INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS

     As  indicated  in  the  Prospectus,   the  Funds  are  subject  to  certain
fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund if a matter affects just that Fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund) are present or represented by proxy. As fundamental policies, the Funds may not:


     (1) Own more than 10% of the outstanding voting securities of any one issuer and, as to fifty percent (50%) of the value of the total assets for Janus Twenty Fund, Janus Enterprise Fund and Janus Mercury Fund and as to seventy-five percent (75%) of the value of the total assets of the other Funds, purchase the securities of any one issuer (except cash items and "government securities" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")), if immediately after and as a result of such purchase, the value of the holdings of a Fund in the securities of such issuer exceeds 5% of the value of such Fund's total assets. With respect to the other 50% of the value of their total assets, Janus Twenty Fund, Janus Enterprise Fund and Janus Mercury Fund may invest in the securities of as few as two issuers.


     (2) Invest more than 25% of the value of their respective assets in any particular industry (other than U.S. government securities); provided, however, that for Janus Federal Tax-Exempt Fund this limitation does not apply to municipal obligations. For the purposes of this limitation only, industrial development bonds issued by nongovernmental users shall not be deemed to be municipal obligations. Industrial development bonds shall be classified according to the industry of the entity that has the ultimate responsibility for the payment of principal and interest on the obligation.

     (3) Invest directly in real estate or interests in real estate; however, the Funds may own debt or equity securities issued by companies engaged in those businesses.

     (4) Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Funds from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     (5) Lend any security or make any other loan if, as a result, more than 25% of a Fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

     (6) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Fund.

     As a fundamental policy, each Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such Fund.

     The Trustees have adopted additional investment restrictions for the Funds. These restrictions are operating policies of the Funds and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

     (a) A Fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of a Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by a Fund in units or attached to securities shall be deemed to be without value for the purpose of monitoring this policy.


     (b) A Fund will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of a Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of such Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets.


     (c) The Funds do not currently intend to sell securities short, unless they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

     (d) The Funds do not currently intend to purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

     (e) The Funds do not currently intend to (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger. If a Fund invests in a money market fund, Janus Capital will reduce its advisory fee by the amount of any investment advisory and administrative services fees paid to the investment manager of the money market fund.

     (f) A Fund may not mortgage or pledge any securities owned or held by such Fund in amounts that exceed, in the aggregate, 15% of that Fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     (g) The Funds do not intend to purchase securities of any issuer (other than U.S. government agencies and instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the cost of a Fund's investments in all such issuers to exceed 5% of that Fund's total assets taken at market value at the time of such purchase.

     (h) The Funds do not currently intend to invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Funds may own debt or equity securities of companies engaged in those businesses.

     (i) The Funds may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of their respective total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Fund's total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     (j) The Funds do not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

     (k) The Funds may not invest in companies for the purpose of exercising control of management.

     For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.


     For purposes of the Funds' restriction on investing in a particular industry, the Funds will rely primarily on industry classifications as published by Bloomberg L.P., provided that financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry). To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the Securities and Exchange Commission ("SEC").


INVESTMENT POLICIES APPLICABLE TO CERTAIN FUNDS


     Janus Balanced Fund. As an operational policy, at least 25% of the assets of Janus Balanced Fund normally will be invested in fixed-income senior securities, which include debt securities and preferred stock.


     Janus Flexible Income Fund. As a fundamental policy, this Fund may not purchase a non-income-producing security if, after such purchase, less than 80% of the Fund's total assets would be invested in income-producing securities. Income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

     The Fund will purchase defaulted securities only when its portfolio manager believes, based upon his analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the portfolio manager's belief as to the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

     A. Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

     B. Disposition of Portfolio Securities. Although Janus Flexible Income Fund generally will purchase securities for which its portfolio manager expects an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. Janus Flexible Income Fund will limit its holdings of any such securities to amounts that its portfolio manager believes could be readily sold, and its holdings of such securities would, in any event, be limited so as not to limit the Fund's ability to readily dispose of its securities to meet redemptions.

     C. Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Fund.


     Janus Intermediate Government Securities Fund. As an operational policy, this Fund will not invest in any debt security that, at the time of purchase, causes the portfolio of the Fund's debt securities to have a dollar-weighted average, then remaining term to maturity of less than three years or more than 10 years. The portfolio manager will consider the estimated prepayment date of mortgage-backed securities in computing the portfolio's maturity. The Fund may not invest more than 20% of its net assets in commercial paper. All commercial paper shall be rated in the highest rating category of a Nationally Recognized Statistical Rating Organization ("NRSRO") at the time of purchase.


     Janus Short-Term Bond Fund. As an operational policy, this Fund will not invest in any debt security that, at the time of purchase, causes its portfolio of debt securities to have a dollar-weighted average, then remaining term to maturity of three years or more. The portfolio manager will consider the estimated prepayment date of mortgage-backed securities in computing the portfolio's maturity.

     Janus Federal Tax-Exempt Fund. As a fundamental policy, this Fund will normally invest at least 80% of its net assets in securities whose income is not subject to federal income taxes, including the alternative minimum tax.

TYPES OF SECURITIES AND INVESTMENT TECHNIQUES


ILLIQUID INVESTMENTS

     Each Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees of the Funds have authorized Janus Capital to make liquidity determinations with respect to its securities, including Rule 144A Securities, commercial paper and municipal lease obligations. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the security and the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by an NRSRO. With respect to municipal lease obligations, Janus Capital will also consider factors unique to municipal lease obligations including the general creditworthiness of the municipality, the importance of the property covered by the lease obligation and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Fund.


ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES

     Each Fund may invest up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

     Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"), a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Fund will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Fund might obtain such cash from selling other portfolio holdings which might cause that Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for that Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.

     Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

PASS-THROUGH SECURITIES

     The Funds may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("GNMA") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

     The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

     The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

     Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average weighted maturity of a Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash and that Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

     Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor or guarantor of the security and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.


DEPOSITARY RECEIPTS

     The Funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Funds may also invest in European Depositary Receipts ("EDRs"), receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and in other similar instruments representing securities of foreign companies. EDRs, in bearer form, are designed for use in European securities markets.


MUNICIPAL OBLIGATIONS

     The Funds may invest in municipal obligations issued by states, territories and possessions of the United States and the District of Columbia. Janus Federal Tax-Exempt Fund may, at times, invest more than 25% of the value of its assets in industrial development bonds, a type of revenue bond which, although issued by a public authority, may be backed only by the credit and security of a private issuer, thus presenting a greater credit risk.

     The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Fund to demand payment on short notice from the issuer or a financial intermediary.

OTHER INCOME-PRODUCING SECURITIES

     Other types of income producing securities that the Funds may purchase include, but are not limited to, the following types of securities:

     Variable and floating rate obligations. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

     Standby commitments. These instruments, which are similar to a put, give a Fund the option to obligate a broker, dealer or bank to repurchase a security held by that Fund at a specified price.

     Tender option bonds. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.


     Inverse floaters. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. The Funds will not invest more than 5% of their respective assets in inverse floaters.


     The Funds will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolios.



REPURCHASE AND REVERSE REPURCHASE AGREEMENTS


     In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days will be subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.


     A Fund may use reverse repurchase agreements to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Funds will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.



HIGH-YIELD/HIGH-RISK BONDS


     Each of the Funds (except Janus Flexible Income Fund) may invest up to 35% of their net assets in corporate debt securities that are rated below investment grade (securities rated BB or lower by Standard & Poor's Ratings Services ("Standard & Poor's") or Ba or lower by Moody's Investors Services, Inc. ("Moody's")). Janus Flexible Income Fund may invest without limit in such securities. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities so affected.

     Each Fund may also invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Fund's portfolio manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, in determining whether to purchase unrated municipal bonds. Unrated debt securities will be included in the 35% limit of each Fund unless its portfolio manager deems such securities to be the equivalent of investment grade securities.


FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

     Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

     The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain high-grade liquid assets by the Funds' custodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Funds do business and by depositing margin payments in a segregated account with the Funds' custodian.

     The Funds intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Funds will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Funds hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of a Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

     Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Fund immediately upon closing out the futures position, while settle-ment of securities transactions could take several days. However, because a Fund's cash that may otherwise be invested would be held uninvested or invested in high-grade liquid assets so long as the futures position remains open, such Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

     A Fund's primary purpose in entering into futures contracts is to protect that Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained to cover such Fund's obligations with respect to the futures contracts will consist of high-grade liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Fund with respect to the futures contracts. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

     If a Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, that Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of that Fund's interest rate futures contract will increase, thereby keeping the net asset value of that Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, that Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

     Futures contracts entail risks. Although the Funds believe that use of such contracts will benefit the Funds, a Fund's overall performance could be worse than if such Fund had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Fund.

     The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly such Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such Fund's investments.

     Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund's other investments.


     Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Fund's access to other assets held to cover its futures positions also could be impaired.


     Options on Futures Contracts. The Funds may buy and write put and call options on futures contracts. An option on a future gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Fund is considering buying. If a call or put option a Fund has written is exercised, such Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

     The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.


     Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Funds may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

     The following discussion summarizes the Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of that Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in a foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

     These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another removes that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

     The Funds will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Funds' custodian will segregate cash or high-grade liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or high-grade liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Fund's commitments with respect to such contracts. As an alternative to segregating assets, a Fund may buy call options permitting such Fund to buy the amount of foreign currency being hedged by a forward sale contract or a Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

     While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contacts. In such event, the Funds' ability to utilize forward contracts may be restricted. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

     Options on Foreign Currencies. The Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, such Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

     Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses on transactions in foreign currency options that would require such Fund to forego a portion or all of the benefits of advantageous changes in those rates.

     The Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.


     Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow that Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if that Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Fund in cash or high-grade liquid assets in a segregated account with the Funds' custodian.

     The Funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Fund will collateralize the option by segregating cash or high-grade liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

     Options on Securities. In an effort to increase current income and to reduce fluctuations in net asset value, the Funds may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Funds may write and buy options on the same types of securities that the Funds may purchase directly.

     A put option written by a Fund is "covered" if that Fund (i) segregates cash not available for investment or high-grade liquid assets with a value equal to the exercise price of the put with the Funds' custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

     A call option written by a Fund is "covered" if that Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Funds' custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Fund in cash and high-grade liquid assets in a segregated account with its custodian.

     The Funds also may write call options that are not covered for cross-hedging purposes. A Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or high-grade liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

     The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation.
Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     In the case of a written call option, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Fund to write another put option to the extent that the exercise price thereof is secured by deposited high-grade liquid assets. Effecting a closing transaction also will permit a Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, such Fund will effect a closing transaction prior to or concurrent with the sale of the security.

     A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

     An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities,
(iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     A Fund may write options in connection with buy-and-write transactions. In other words, a Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

     The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or take delivery of the security at the exercise price and that Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

     A Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

     A Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

     Eurodollar Instruments. A Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

     Swaps and Swap-Related Products. A Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or high-grade liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. If a Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (i.e., writes) caps and floors, it will segregate cash or high-grade liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

     There is no limit on the amount of interest rate swap transactions that may be entered into by a Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.


     Additional Risks of Options on Foreign Currencies, Forward Contracts and Foreign Instruments. Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

     Options  on  foreign   currencies   traded  on  Exchanges  are  within  the
jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

INVESTMENT ADVISER


     As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4923. Each
Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, pay the salaries, fees and expenses of all Fund officers and of those Trustees who are affiliated with Janus Capital, and pay all expenses of promoting the sale of Fund shares other than the cost of complying with applicable laws relating to the offer or sale of shares of the Funds. Janus Capital also may make payments to selected broker-dealer firms or institutions which perform recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds.


     The Funds pay custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Trustees who are not affiliated with Janus Capital, costs of preparing, printing and mailing the Funds' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Fund shares. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including net asset value determination and fund accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs.


     Janus Fund, Janus Twenty Fund, Janus Enterprise Fund, Janus Mercury Fund, Janus Worldwide Fund, Janus Overseas Fund, Janus Growth and Income Fund and Janus Balanced Fund have each agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 1% of the first $30 million of the average daily net assets of each Fund, .75% of the next $270 million of the average daily net assets of each Fund, .70% of the next $200 million of the average daily net assets of each Fund and .65% of the average daily net assets of each Fund in excess of $500 million. Janus Capital has agreed to waive the advisory fee payable by any of these eight Funds by an amount equal to the amount, if any, that such Fund's normal operating expenses chargeable to its income account in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed the most restrictive limitation imposed by any state. The Funds believe that the most restrictive limitation applicable to each Fund is 2.50% of the first $30 million of average daily net assets, plus 2.00% of the next $70 million of average daily net assets, plus 1.50% of the balance of the average daily net assets of each Fund for a fiscal year.

     Janus Flexible Income Fund and Janus Short-Term Bond Fund have each agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of .65% of the first $300 million of the average daily net assets of the Fund, plus .55% of the average daily net assets of the Fund in excess of $300 million. Janus Intermediate Government Securities Fund has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of .50% of the average daily net assets of the Fund less than $300 million and .40% of the average daily net assets of the Fund in excess of $300 million. Janus Federal Tax-Exempt Fund has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of
 .60% of the first $300 million of average daily net assets of the Fund and .55% of the average daily net assets in excess of $300 million. Janus Capital has agreed to waive the advisory fee payable by any of these Funds in an amount equal to the amount, if any, that such Fund's normal operating expenses chargeable to its income account in any fiscal year, including the investment
advisory  fee  but  excluding  brokerage   commissions,   interest,   taxes  and
extraordinary expenses, exceed 1% of the average daily net assets for a fiscal year for Janus Flexible Income Fund and .65% of the average daily net assets for a fiscal year for Janus Short-Term Bond Fund, Janus Intermediate Government Fund and Janus Federal Tax-Exempt Fund.


     The following table summarizes the advisory fees paid by the Funds and any advisory fee waivers for the last three fiscal periods of each Fund. The information below is for fiscal years ended October 31.


                                        1995                          1994                          1993
                              -------------------------   -------------------------      -----------------------------------
Fund Name                     Advisory Fees      Waiver   Advisory Fees      Waiver      Advisory Fees         Waiver
----------------------------------------------------------------------------------------------------------------------------
Janus Fund                      $69,101,695          --     $61,177,249          --        $48,158,163             --
Janus Twenty Fund               $18,127,825          --     $20,307,767          --        $23,522,228             --
Janus Enterprise Fund           $ 3,078,635          --     $ 2,094,593          --        $ 1,485,387             --
Janus Mercury Fund              $ 7,719,633          --     $ 1,992,568          --        $   286,632(1)          --
Janus Worldwide Fund            $11,013,534          --     $ 8,562,262          --        $ 2,852,353             --
Janus Overseas Fund             $   657,146          --     $   169,279(2)       --                N/A              N/A
Janus Growth and Income Fund    $ 3,703,827          --     $ 3,720,739          --        $ 3,052,429             --
Janus Balanced Fund             $   879,437          --     $   722,711          --        $   388,807             --
Janus Flexible Income Fund      $ 2,775,005          --     $ 2,659,291          --        $ 2,131,966         $ 41,156
Janus Intermediate Government
  Securities Fund               $   179,812(3)   $179,812   $   233,103      $233,103(3)   $   339,858         $118,739
Janus Short-Term Bond Fund      $   307,992      $268,791   $   387,295      $300,929      $   239,160         $209,485
Janus Federal Tax-Exempt Fund   $   175,910(3)   $175,910   $   170,306      $170,306(3)   $    47,982(1)(3)   $ 47,982(1)(3)
----------------------------------------------------------------------------------------------------------------------------

(1) May 3, 1993 (inception) to October 31, 1993.
(2) May 2, 1994 (inception) to October 31, 1994.
(3) Fee waiver by Janus Capital exceeded the advisory fee.

     The current Advisory Agreements for Janus Growth and Income Fund and Janus Worldwide Fund became effective on May 15, 1991; the current Advisory Agreements for Janus Fund, Janus Twenty Fund, Janus Flexible Income Fund and Janus Intermediate Government Securities Fund became effective on August 7, 1992; the current Advisory Agreements for Janus Enterprise Fund, Janus Balanced Fund and Janus Short-Term Bond Fund became effective on August 27, 1992; the current Advisory Agreements for Janus Mercury Fund and Janus Federal Tax-Exempt Fund became effective on April 20, 1993; and the current Advisory Agreement for Janus Overseas Fund became effective on February 10, 1994. Each Advisory Agreement will continue in effect until June 16, 1996, and thereafter from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or interested persons of any such party, and by either a majority of the outstanding voting shares or the Trustees of the Funds. Each Advisory Agreement i) may be terminated without the payment of any penalty by any Fund or Janus Capital on 60 days' written notice;
ii) terminates automatically in the event of its assignment; and iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including the Trustees who are not interested persons of that Fund or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.


     Janus Capital also performs investment advisory services for other mutual funds, and for individual, charitable, corporate and retirement accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by

Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. Pursuant to an exemptive order granted by the SEC, the Fund and other funds advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.


     Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

     As indicated in the Prospectus, Janus Capital permits investment and other personnel to purchase and sell securities for their own accounts in accordance with a Janus Capital policy regarding personal investing by directors, officers and employees of Janus Capital and the Funds. The policy requires investment personnel and officers of Janus Capital, inside directors of Janus Capital and the Funds and other designated persons deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Funds.

     In addition to the pre-clearance requirement described above, the policy subjects investment personnel, officers and directors/Trustees of Janus Capital and the Funds to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with Janus Capital's policy. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

     The provisions of the policy are administered by and subject to exceptions authorized by Janus Capital.


     Kansas City Southern Industries, Inc., a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services ("KCSI"), owns approximately 83% of Janus Capital. Thomas
H. Bailey, the President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.


CUSTODIAN, TRANSFER AGENT AND CERTAIN AFFILIATIONS


     Investors Fiduciary Trust Company ("IFTC"), 127 W. 10th Street, Kansas City, Missouri 64105, is the custodian of the securities and cash of the Funds maintained in the United States. IFTC is a wholly-owned subsidiary of State Street Bank and Trust Company ("State Street"), P.O. Box 351, Boston, Massachusetts 02101. State Street and the foreign subcustodians selected by it and approved by the Trustees, have custody of the assets of the Funds held outside the U.S. and cash incidental thereto. State Street may also have custody of certain domestic and foreign securities held in connection with repurchase agreements. The custodians and subcustodians hold the Funds' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund.

     Janus Service Corporation ("Janus Service"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Service provides certain other administrative, recordkeeping and shareholder relations services to the Funds. For transfer agency and other services, Janus Service receives a fee calculated at an annual rate of $16 per Fund shareholder account. In addition, the Funds pay DST Systems, Inc. ("DST"), a subsidiary of KCSI, license fees for the use of DST's shareholder accounting and portfolio and fund accounting systems, and postage and forms costs of a DST affiliate incurred in mailing Fund shareholder transaction confirmations.

     The Funds paid the following fees to Janus Service and DST, net of credits, for the year ended October 31, 1995:

Fund Name                                      Fees to Janus Service       Fees and Expenses to DST
---------------------------------------------------------------------------------------------------
Janus Fund                                            $12,564,931                $ 4,286,877
Janus Twenty Fund                                     $ 5,930,229                $ 1,949,824
Janus Enterprise Fund                                 $ 1,019,823                $   391,449
Janus Mercury Fund                                    $ 2,143,715                $   920,911
Janus Worldwide Fund                                  $ 3,051,931                $ 1,096,097
Janus Overseas Fund                                   $   320,733                $   156,680
Janus Growth and Income Fund                          $ 1,300,855                $   559,834
Janus Balanced Fund                                   $   281,200                $   143,038
Janus Flexible Income Fund                            $   493,296                $   491,638
Janus Intermediate Government Securities Fund         $    84,444                $    90,949
Janus Short-Term Bond Fund                            $    84,583                $   107,686
Janus Federal Tax-Exempt Fund                         $    61,895                $    74,508
---------------------------------------------------------------------------------------------------

     The Trustees have authorized the Funds to use another affiliate of DST as introducing broker for certain Fund portfolio transactions as a means to reduce Fund expenses through a credit against the charges of DST and its affiliates with regard to commissions earned by such affiliate. See "Portfolio Transactions and Brokerage." DST charges shown above are net of such credits.

     During the fiscal period ended October 31, 1995, IFTC served as the Funds' transfer agent and Janus Service served as subtransfer agent. Prior to January 1995, IFTC may have been deemed an affiliate of the Funds through a degree of common ownership. IFTC is no longer affiliated with the Funds. As of January 1, 1996, Janus Service became the direct transfer agent of the Funds and IFTC no longer serves as transfer agent.

     Janus Distributors, Inc. ("Janus Distributors"), 100 Fillmore Street, Denver, Colorado 80206, a wholly-owned subsidiary of Janus Capital, is a distributor of the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "Exchange Act") and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their shares in all states in which the shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Funds' shares and accepts orders at net asset value. No sales charges are paid by investors. Promotional expenses in connection with offers and sales of shares are paid by Janus Capital.


PORTFOLIO TRANSACTIONS AND BROKERAGE


     Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. The Funds may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.


     In  selecting  brokers and dealers and in  negotiating  commissions,  Janus
Capital considers a number of factors, including but not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a fund or to a third party service provider to the fund to pay fund expenses; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Most brokers and dealers used by Janus Capital provide research and other services described above.

     For the year ended October 31, 1995, the total brokerage commissions paid by the Funds to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Funds are summarized below:

Fund Name                            Commissions          Transactions    % of Total Transactions
-------------------------------------------------------------------------------------------------
Janus Fund                            $7,947,369        $5,943,036,032            31.49%
Janus Twenty Fund                     $3,002,918        $2,569,495,725            40.37%
Janus Enterprise Fund                 $  441,621        $  219,728,408            14.74%
Janus Mercury Fund                    $1,632,044        $1,076,951,435            32.11%
Janus Worldwide Fund                  $  502,866        $  240,562,721             5.79%
Janus Overseas Fund                   $   15,732        $    5,827,686             3.02%
Janus Growth and Income Fund          $  637,116        $  507,553,002            40.09%
Janus Balanced Fund                   $   70,634        $   40,493,032            20.31%
Janus Flexible Income Fund(1)         $    1,877        $      713,021             3.98%
-------------------------------------------------------------------------------------------------

(1) Most of the securities transactions for this Fund involved dealers acting as principal.
Note:Funds that are not included in the table did not pay any commissions related to research for the fiscal year ended October 31, 1995.


     Janus Capital may use research products and services in servicing other accounts in addition to the Funds. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

     Janus Capital does not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. It does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions and research, research-related products or services which benefit its advisory clients, including the Funds. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services.


     Janus Capital may consider sales of Fund shares by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Fund shares as a factor in the selection of broker-dealers to execute Fund portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for a Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.


     When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

     The Funds' Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than those that would otherwise be incurred.


     The following table lists the total amount of brokerage commissions paid by each Fund for the fiscal periods ending on October 31st of each year:

Fund Name                              1995          1994             1993
--------------------------------------------------------------------------------
Janus Fund                         $26,219,202   $18,108,124      $15,241,221
Janus Twenty Fund                  $ 7,647,982   $ 5,747,164      $ 4,925,668
Janus Enterprise Fund              $ 2,084,312   $ 1,249,083      $ 1,084,075
Janus Mercury Fund                 $ 5,712,916   $ 1,221,654      $   209,097(1)
Janus Worldwide Fund               $ 7,493,192   $ 1,125,206      $   857,147
Janus Overseas Fund                $   568,384   $    27,846(2)           N/A
Janus Growth and Income Fund       $ 1,498,178   $ 1,013,550      $   859,490
Janus Balanced Fund                $   305,855   $   198,976      $   139,261
Janus Flexible Income Fund         $    35,138   $    31,399      $    26,297
Janus Short-Term Bond Fund         $     6,548          --               --
--------------------------------------------------------------------------------
(1)  May 3, 1993 (inception) to October 31, 1993.
(2)  May 2, 1994 (inception) to October 31, 1994.
Note:Funds that are not included in the table did not pay brokerage commissions because securities transactions for such Funds involved dealers acting as principals.

     Included in such brokerage commissions are the following amounts paid to DSTS, which served to reduce each Fund's out-of-pocket expenses as follows:


                                   Commission
                               Paid through DSTS
                              for the Period Ended      Reduction        % of Total        % of Total
Fund Name                       October 31, 1995*      of Expenses*     Commissions+      Transactions+
-------------------------------------------------------------------------------------------------------
Janus Fund                           $1,125,368         $844,026           4.29%              3.81%
Janus Twenty Fund                    $  378,575         $283,931           4.95%              4.52%
Janus Enterprise Fund                $   96,932         $ 72,699           4.65%              3.61%
Janus Mercury Fund                   $  171,777         $128,833           3.01%              2.65%
Janus Worldwide Fund                 $  164,193         $123,145           2.19%              1.84%
Janus Overseas Fund                  $    2,783         $  2,087           0.49%              0.45%
Janus Growth and Income Fund         $   98,373         $ 73,780           6.57%              6.87%
Janus Balanced Fund                  $    9,143         $  6,857           2.99%             13.45%
-------------------------------------------------------------------------------------------------------




                                Commission Paid                            Commission Paid
                                through DSTS for                           through DSTS for            Reduction
                                the Period Ended        Reduction          the Period Ended           of Expenses
Fund Name                       October 31, 1994*      of Expenses*        October 31, 1993*        for that Period*
--------------------------------------------------------------------------------------------------------------------
Janus Fund                        $1,067,073            $800,305              $1,349,929               $1,012,447
Janus Twenty Fund                 $  510,874            $383,156              $  298,824               $  224,118
Janus Enterprise Fund             $  116,527            $ 87,395              $   25,476               $   19,107
Janus Mercury Fund                $   30,019            $ 22,514              $    4,518(1)            $    3,389
Janus Worldwide Fund              $   57,164            $ 42,873              $   60,095               $   45,071
Janus Overseas Fund               $    1,800(2)         $  1,350(2)                  N/A                      N/A
Janus Growth and Income Fund      $   15,604            $ 11,703              $   28,996               $   21,747
Janus Balanced Fund               $   18,725            $ 14,043              $    1,139               $      854
--------------------------------------------------------------------------------------------------------------------


* The difference between commissions paid to DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.
+ Differences in the percentage of total commissions versus the percentage of total transactions is due, in part, to variations among share prices and number of shares traded, while average price per share commission rates were substantially the same.
(1)  May 3, 1993 (inception) to October 31, 1993.
(2)  May 2, 1994 (inception) to October 31, 1994.


Note:Funds  that did not  execute  trades  with DSTS  during the  periods  ended
     October 31, 1995, October 31, 1994 and October 31, 1993, are not included in the table.

     As of October 31, 1995, certain Funds owned securities of their regular broker-dealers (or parents), as shown below:

                                                                        Value of
Fund Name                         Name of Broker-Dealer         Securities Owned
--------------------------------------------------------------------------------
Janus Fund                        First Chicago                     $ 45,136,875
Janus Fund                        Merrill Lynch and Co., Inc.       $ 53,929,350
Janus Fund                        Morgan Stanley Co.                $ 40,518,075
Janus Twenty Fund                 Merrill Lynch and Co., Inc.       $135,436,650
Janus Mercury Fund                Merrill Lynch and Co., Inc.       $ 11,030,625
Janus Worldwide Fund              HSBC Holdings PLC                 $ 14,639,493
Janus Overseas Fund               HSBC Holdings PLC                 $  1,391,188
Janus Growth and Income Fund      Merrill Lynch and Co., Inc.       $ 17,038,500
--------------------------------------------------------------------------------


OFFICERS AND TRUSTEES

     The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years. In August 1992, Janus Venture Fund, Inc. and Janus Twenty Fund, Inc. (both separate Maryland corporations) and the Janus Income Series (a Massachusetts business trust comprised of the Janus Flexible Income Fund and Janus Intermediate Government Securities Fund series) were reorganized into separate series of the Trust. In general, all references to Trust offices in this section include comparable offices with the respective predecessor funds, unless a Trust office was filled subsequent to the reorganization.


Thomas H. Bailey*# - Trustee, Chairman and President
100 Fillmore Street
Denver, CO 80206-4923
     Trustee, Chairman and President of Janus Aspen Series. Chairman and President of Janus Capital. Chairman and Director of IDEX Management, Inc., Largo, Florida (50% subsidiary of Janus Capital and investment adviser to a group of mutual funds) ("IDEX").



--------------------------------------------------------------------------------
* Interested person of the Trust and of Janus Capital.
# Member of the Executive Committee.

James P. Craig, III*# - Trustee and Executive Vice President
100 Fillmore Street
Denver, CO 80206-4923
     Trustee  and  Executive  Vice  President  of  Janus  Aspen  Series.   Chief
     Investment Officer, Vice President and Director of Janus Capital. Executive Vice President and Portfolio Manager of Janus Fund series of the Trust.

Thomas F. Marsico* - Executive Vice President
100 Fillmore Street
Denver, CO 80206-4923
     Executive Vice President and Portfolio Manager of Janus Twenty Fund and Janus Growth and Income Fund series of the Trust. Vice President of Janus Capital.

James P. Goff* - Executive Vice President
100 Fillmore Street
Denver, CO 80206-4923
     Executive Vice President and Portfolio Manager of Janus Enterprise Fund and Janus Venture Fund series of the Trust. Executive Vice President of Janus Aspen Series. Vice President of Janus Capital. Formerly, securities analyst at Janus Capital (1988 to 1992).

Warren B. Lammert* - Executive Vice President
100 Fillmore Street
Denver, CO 80206-4923
     Executive Vice President and Portfolio Manager of Janus Venture Fund and Janus Mercury Fund series of the Trust. Vice President of Janus Capital. Formerly, securities analyst at Janus Capital (1990 to 1992). Formerly, Executive Vice President of Janus Balanced Fund.

Ronald V. Speaker* - Executive Vice President
100 Fillmore Street
Denver, CO 80206-4923
     Executive Vice President and Portfolio Manager of Janus Flexible Income Fund and Janus High-Yield Fund series of the Trust. Formerly, Portfolio Manager of Janus Intermediate Government Securities Fund, Janus Short-Term Bond Fund and Janus Federal Tax-Exempt Fund series of the Trust. Executive Vice President of Janus Aspen Series. Vice President of Janus Capital. Formerly, securities analyst and research associate at Janus Capital (1986 to 1992).

Helen Young Hayes* - Executive Vice President
100 Fillmore Street
Denver, CO 80206-4923
     Executive Vice President and Portfolio Manager of Janus Worldwide Fund and Janus Overseas Fund series of the Trust. Executive Vice President of Janus Aspen Series. Vice President of Janus Capital. Formerly securities analyst at Janus Capital (1987 to 1993).

Blaine P. Rollins* - Executive Vice President
100 Fillmore Street
Denver, CO 80206-4923
     Executive Vice President and Portfolio Manager of Janus Balanced Fund series of the Trust. Executive Vice President of Janus Aspen Series. Formerly, fixed-income trader and equity securities analyst at Janus Capital (1990-1995).

Sandy R. Rufenacht* - Executive Vice President
100 Fillmore Street
Denver, CO 80206-4923
     Executive Vice President and Portfolio Manager of Janus Intermediate Government Securities Fund and Janus Short-Term Bond Fund series of the Trust. Executive Vice President of Janus Aspen Series. Formerly, senior accountant, fixed-income trader and fixed-income research analyst (1990-1995).

Scott W. Schoelzel* - Executive Vice President
100 Fillmore Street
Denver, CO 80206-4923
     Executive Vice President and Portfolio Manager of Janus Olympus Fund series of the Trust. Vice President of Janus Capital. From 1991 to 1993, a Portfolio Manager with Founders Asset Management, Denver, Colorado. Prior to 1991, a general partner of Ivy Lane Investments, Denver, Colorado (a real estate investment partnership).


--------------------------------------------------------------------------------
* Interested person of the Trust and of Janus Capital.
# Member of the Executive Committee.

Darrell W. Watters* - Executive Vice President
100 Fillmore Street
Denver, CO 80206-4923
     Executive Vice President and Portfolio Manager of Janus Federal Tax-Exempt Fund series of the Trust. Executive Vice President of Janus Aspen Series. Formerly, municipal bond trader and research analyst at Janus Capital (1993-1995).

David C. Tucker* - Vice President and General Counsel
100 Fillmore Street
Denver, CO 80206-4923
     Vice President and General Counsel of Janus Aspen Series. Vice President, Secretary and General Counsel of Janus Capital. Vice President, General Counsel and Director of Janus Service and Janus Distributors. Director, Vice President and Secretary of Janus Capital International Ltd.

Steven R. Goodbarn* - Vice President and Chief Financial Officer
100 Fillmore Street
Denver, CO 80206-4923
     Vice President and Chief Financial Officer of Janus Aspen Series. Vice President of Finance and Chief Financial Officer of Janus Service, Janus Distributors and Janus Capital. Director of IDEX and Janus Distributors. Director, Treasurer and Vice President of Finance of Janus Capital International Ltd. Formerly (1979 to 1992), with the accounting firm of Price Waterhouse LLP, Denver, Colorado, and Kansas City, Missouri.

Glenn P. O'Flaherty* - Treasurer and Chief Accounting Officer
100 Fillmore Street
Denver, CO 80206-4923
     Treasurer and Chief Accounting Officer of Janus Aspen Series. Director of Fund Accounting of Janus Capital. Formerly (1990-1991), with The Boston Company Advisors, Inc., Boston, Massachusetts (mutual fund administration services).

Kelley Abbott Howes
100 Fillmore Street
Denver, CO 80206-4923
     Secretary of Janus Aspen Series. Associate Counsel of Janus Capital. Formerly (1990 to 1994), with The Boston Company Advisors, Inc.

John W. Shepardson# - Trustee
910 16th Street, Suite 222
Denver, CO 80202
     Trustee of Janus Aspen Series. Historian.


William D. Stewart# - Trustee
5330 Sterling Drive
Boulder, CO 80302
     Trustee of Janus Aspen Series. President of HPS Corporation, Boulder, Colorado (manufacturer of vacuum fittings and valves).

Gary O. Loo - Trustee
102 N. Cascade, Suite 500
Colorado Springs, CO 80903
     Trustee of Janus Aspen Series. President and a Director of High Valley Group, Inc., Colorado Springs, Colorado (investments) since 1987.

Dennis B. Mullen - Trustee
1601 114th Avenue, SE
Alderwood Building, Suite 130
Bellevue, WA 98004
     Trustee of Janus Aspen Series. President and Chief Executive Officer of BC Northwest, L.P., a franchise of Boston Chicken, Inc., Bellevue, Washington (restaurant chain). Formerly (1982 to 1993), Chairman, President and Chief Executive Officer of Famous Restaurants, Inc., Scottsdale, Arizona (restaurant chain).


--------------------------------------------------------------------------------
* Interested person of the Trust and of Janus Capital.
# Member of the Executive Committee.

Martin H. Waldinger - Trustee
4940 Sandshore Court
San Diego, CA 92130
     Trustee of Janus Aspen Series. Private Consultant and Director of Run Technologies, Inc., a software development firm, San Carlos, California. Formerly (1989 to 1993), President and Chief Executive Officer of Bridgecliff Management Services, Campbell, California (a condominium association management company).


     The Trustees are responsible for major decisions relating to each Fund's objective, policies and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.

     The Executive Committee of the Trustees shall have and may exercise all the powers and authority of the Board except for matters requiring action by the whole Board pursuant to the Trust's Bylaws or Agreement and Declaration of Trust ("Declaration of Trust"), Massachusetts law or the 1940 Act.


     The following table shows the aggregate compensation paid to each Trustee by the Funds described in this SAI and all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds") for the periods indicated. None of the Trustees receive any pension or retirement from the Funds or the Janus Funds.

                                   Aggregate Compensation              Total Compensation from the
                                from the Funds for fiscal year        Janus Funds for calendar year
Name of Person, Position           ended October 31, 1995               ended December 31, 1995**
---------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman*                  --                                      $
James P. Craig, III, Trustee*+               --                                      $
John W. Shepardson, Trustee               $41,003                                    $
William D. Stewart, Trustee               $37,018                                    $
Gary O. Loo, Trustee                      $37,019                                    $
Dennis B. Mullen, Trustee                 $41,528                                    $
Martin H. Waldinger, Trustee              $44,233                                    $
---------------------------------------------------------------------------------------------------

* An interested person of the Funds and of Janus Capital. Compensated by Janus Capital and not the Funds.
** As of December 31, 1995, Janus Funds consisted of two registered investment companies comprised of a total of 26 funds.
+    Mr. Craig became a Trustee as of June 30, 1995.


PURCHASE OF SHARES

     As stated in the Prospectus, Janus Distributors is a distributor of the Funds' shares. Shares of the Funds are sold at the net asset value per share as determined at the close of the regular trading session of the New York Stock Exchange (the "NYSE") next occurring after a purchase order is received and accepted by a Fund. The Shareholder's Manual Section of the Prospectus contains detailed information about the purchase of shares.

NET ASSET VALUE DETERMINATION


     As stated in the Prospectus, the net asset value ("NAV") of Fund shares is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The per share NAV of each Fund is determined by dividing the total value of a Fund's securities and other assets, less liabilities, by the total number of shares outstanding. In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair values determined in good faith under procedures established by and under the supervision of the Trustees.


--------------------------------------------------------------------------------
* Interested person of the Trust and of Janus Capital.
# Member of the Executive Committee.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Fund's NAV is not calculated. A Fund calculates its NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS


     If investors do not elect in writing or by phone to receive their dividends and distributions in cash, all income dividends and capital gains distributions, if any, on a Fund's shares are reinvested automatically in additional shares of that Fund at the NAV determined on the first business day following the record date. Checks for cash dividends and distributions and confirmations of reinvestments are usually mailed to shareholders within ten days after the record date. Any election of the manner in which a shareholder wishes to receive dividends and distributions (which may be made on the New Account Application form or by phone) will apply to dividends and distributions the record dates of which fall on or after the date that a Fund receives such notice. Investors receiving cash distributions and dividends may elect in writing or by phone to change back to automatic reinvestment at any time.


REDEMPTION OF SHARES


     Procedures for redemption of shares are set forth in the Shareholder's Manual section of the Prospectus. Shares normally will be redeemed for cash, although each Fund retains the right to redeem its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Purchase of Shares - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.


     The right to require the Funds to redeem its shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

SHAREHOLDER ACCOUNTS

     Detailed information about the general procedures for shareholder accounts and specific types of accounts is set forth in the Prospectus. Applications for specific types of accounts may be obtained by calling the Funds at 1-800-525-3713 or writing to the Funds at P.O. Box 173375, Denver, Colorado 80217-3375.


TELEPHONE TRANSACTIONS

     As stated in the Prospectus, shareholders may initiate a number of transactions by telephone. The Funds, their transfer agent and their distributor disclaim responsibility for the authenticity of instructions received by telephone. Such entities will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and tape recording telephone conversations.


SYSTEMATIC WITHDRAWALS

     As stated in the Shareholder's Manual section of the Prospectus, if you have a regular account or are eligible for normal distributions from a retirement plan, you may establish a systematic withdrawal program. The payments will be made from the proceeds of periodic redemptions of shares in the account at the NAV. Depending on the size or frequency of the disbursements requested, and the fluctuation in value of a Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account. Either an investor or their Fund, by written notice to the other, may terminate the investor's systematic withdrawal program without penalty at any time.

     Information about requirements to establish a systematic withdrawal program may be obtained by writing or calling the Funds at the address or phone number shown above.

RETIREMENT PLANS


     The Funds offer several different types of tax-deferred retirement plans that an investor may establish to invest in Fund shares, depending on rules prescribed by the Code. The Individual Retirement Account ("IRA") may be used by most individuals who have taxable compensation. Simplified Employee Pension Plans ("SEPs") and Defined Contribution Plans (Profit Sharing or Money Purchase Pension Plans) may be used by most employers, including corporations, partnerships and sole proprietors, for the benefit of business owners and their employees. In addition, the Funds offer a Section 403(b)(7) Plan for employees of educational organizations and other qualifying tax-exempt organizations. Investors should consult their tax advisor or legal counsel before selecting a retirement plan.

     Contributions under IRAs, SEPs, Defined Contribution Plans and Section 403(b)(7) Plans are subject to specific contribution limitations. Generally, such contributions may be invested at the direction of the participant. The investment is then held by IFTC as custodian. Each participant's account is charged an annual fee of $12. There is a maximum annual fee of $24 per taxpayer identification number.


     Distributions from retirement plans are generally subject to ordinary income tax and may be subject to an additional 10% tax if withdrawn prior to age 59 1/2. Several exceptions to the general rule may apply. However, shareholders must start withdrawing retirement plan assets no later than April 1 of the year after they reach age 70 1/2. Several methods exist to determine the amount of the minimum annual distribution. Shareholders should consult with their tax advisor or legal counsel prior to receiving any distribution from any retirement plan, in order to determine the income tax impact of any such distribution.

     To receive additional information about IRAs, SEPs, Defined Contribution Plans and Section 403(b)(7) Plans along with the necessary materials to establish an account, please call the Funds at 1-800-525-3713 or write to the Funds at P.O. Box 173375, Denver, Colorado 80217-3375. No contribution to an IRA, SEP, Defined Contribution Plan or Section 403(b)(7) Plan can be made until the appropriate forms to establish any such plan have been completed.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS


     It is a policy of the Funds to make distributions of substantially all of their respective investment income and any net realized capital gains. Janus Fund, Janus Twenty Fund, Janus Enterprise Fund, Janus Mercury Fund, Janus Worldwide Fund and Janus Overseas Fund declare and make annual distributions of income (if any), Janus Growth and Income Fund and Janus Balanced Fund declare and make quarterly distributions of income and Janus Flexible Income Fund, Janus Intermediate Government Securities, Janus Short-Term Bond Fund and Janus Federal Tax-Exempt Fund declare dividends daily and make monthly distributions of income. If a month begins on a Saturday, Sunday or holiday, dividends for daily dividend funds for those days are declared at the end of the preceding month. Janus Federal Tax-Exempt Fund will use the "average annual method" to determine the designated percentage of each distribution that is tax-exempt. Under this method, the percentage of income designated as tax-exempt is based on the percentage of tax-exempt income earned for each annual period, and may be substantially different from the Fund's income that was tax-exempt during any monthly period. Any capital gains realized during each fiscal year ended October 31, as defined by the Code, are normally declared and payable to shareholders in December. The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Code.

     The Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS.In order to avoid taxes and interest that must be paid by the Funds if these instruments are profitable, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

     Some foreign securities purchased by the Funds may be subject to foreign taxes which could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. Accordingly, the Funds do not intend to make the election permitted under section 853 of the Code to pass through such taxes to shareholders as a foreign tax credit. As a result, any foreign taxes paid or accrued will represent an expense to each Fund which will reduce its investment company taxable income as this would increase the taxable income reported to shareholders and require shareholders to take the credit on their tax returns, complicating the preparation of such returns.

PRINCIPAL SHAREHOLDERS


     As of December 1, 1995, the officers and Trustees of the Funds as a group owned less than 1% of the outstanding shares of each of the Funds. In addition, as of December 1, 1995, Charles Schwab & Co. Inc. ("Schwab"), 101 Montgomery Street, San Francisco, CA 94104-4122, owned of record 5% or more of the outstanding shares of the Funds, as shown below.

         Fund Name                                         Held by Schwab
         ----------------------------------------------------------------
         Janus Fund                                                13.96%
         Janus Twenty Fund                                          6.88%
         Janus Enterprise Fund                                     14.32%
         Janus Mercury Fund                                        22.61%
         Janus Worldwide Fund                                      23.41%
         Janus Overseas Fund                                       19.90%
         Janus Growth and Income Fund                               6.45%
         Janus Balanced Fund                                       20.01%
         Janus Flexible Income Fund                                33.87%
         Janus Intermediate Government Securities Fund             11.74%
         Janus Short-Term Bond Fund                                10.27%
         Janus Federal Tax-Exempt Fund                              7.50%
         ----------------------------------------------------------------

     According to information provided by Schwab, this ownership is by nominee only and does not represent beneficial ownership of such shares, because they have no investment discretion or voting power with respect to such shares. However, the following individuals beneficially owned more than 5% of the outstanding shares of Janus Intermediate Government Securities Fund through
Schwab accounts: G. Penfield Jennings, 1960 Bayshore Boulevard, Dunedin, FL 34698, owned 5.04% and Lillian Winston Hollander, 10 West 66th Street, Apt. 24D, New York, NY 19923, owned 5.62%. The following individuals beneficially owned more than 5% of the outstanding shares of Janus Federal Tax-Exempt Fund through Schwab accounts: M.R. Godwin and Christine K. Godwin, 567 Stonyridge, Heber Spring, AZ 72543, owned 6.27%. To the knowledge of the Funds, no other person owned more than 5% of the outstanding shares of any Fund as of the above date.


MISCELLANEOUS INFORMATION


     Each Fund is a series of the Trust, a Massachusetts business trust that was created on February 11, 1986. The Trust is an open-end management investment company registered under the 1940 Act. As of the date of this SAI, the Trust offers 18 separate series, 6 of which are offered by other prospectuses. On June 16, 1986, the Trust assumed all the assets and liabilities of its predecessor corporation, Janus Fund, Inc., which was incorporated under the laws of Maryland on September 18, 1968. All references in this SAI to Janus Fund and all financial and other information about Janus Fund prior to June 16, 1986, are to the former Janus Fund, Inc.; all references after June 16, 1986 are to the Janus Fund series of the Trust.

     On August 7, 1992, in a tax-free reorganization, the Trust assumed all the assets and liabilities of i) the Janus Flexible Income Fund and Janus
Intermediate Government Securities Fund series of Janus Income Series, a separate Massachusetts business trust created on May 28, 1986; and Janus Twenty Fund, Inc., a Maryland corporation originally incorporated as Janus Value Fund in 1984. Shareholders received shares of the series of the Trust equal both in number and net asset value to their shares of the respective predecessor entity. In connection with the reorganization, Janus Flexible Income Fund and Janus Intermediate Government Securities Fund changed their fiscal year ends from December 31 to October 31. All references in this SAI to the Funds, and all financial and other information about the Funds prior to August 7, 1992, are to the respective predecessor entities; all references after August 7, 1992, are to the respective series of the Trust.


     Janus Worldwide Fund and Janus Growth and Income Fund were added to the Trust as separate series on April 29, 1991. Janus Enterprise Fund, Janus Balanced Fund and Janus Short-Term Bond Fund were added to the Trust as separate series on August 27, 1992. Janus Mercury Fund and Janus Federal Tax-Exempt Fund were added to the Trust as separate series on April 20, 1993. Janus Overseas Fund was added to the Trust as a separate series on April 14, 1994.

     Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

     Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held liable for the obligations of their Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Declaration of Trust also provides for indemnification from the assets of the Funds for all losses and expenses of any Fund shareholder held liable for the obligations of their Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of one of the Funds is limited to circumstances in which their Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Funds to avoid, to the extent possible, liability of shareholders for liabilities of their Fund.

SHARES OF THE TRUST

     The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of each Fund are fully paid and nonassessable when issued. All shares of a Fund participate equally in dividends and other distributions by such Fund, and in residual assets of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion or subscription rights. Shares of each Fund may be transferred by endorsement or stock power as is customary, but a Fund is not bound to recognize any transfer until it is recorded on its books.

VOTING RIGHTS


     The present Trustees were elected at a meeting of shareholders held on July 10, 1992, with the exception of Mr. Craig who was appointed by the Trustees as of June 30, 1995. Under the Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his earlier death, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Declaration of Trust or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Declaration of Trust, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Declaration of Trust, the Trust's Bylaws or the Trustees.

     Each share of each series of the Trust has one vote (and fractional votes for fractional shares). Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees. Each series of the Trust will vote separately only with respect to those matters that affect only that series or if a portfolio's interest in the matter differs from the interests of other portfolios of the Trust.


INDEPENDENT ACCOUNTANTS


     Price Waterhouse LLP, 950 Seventeenth Street, Suite 2500, Denver, Colorado 80202, independent accountants for the Funds, audit the Funds' annual financial statements and prepare their tax returns.


REGISTRATION STATEMENT


     The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

PERFORMANCE INFORMATION

     The  Prospectus   contains  a  brief  description  of  how  performance  is
calculated.


     Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in such Fund over periods of 1, 5, and 10 years (up to the life of the Fund). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The average annual total return of each Fund, computed as of October 31, 1995, is shown in the table below:



                                                  Date             Number                 Average Annual Total Return
                                                  Available       of Months        One           Five          Ten           Life of
Fund Name                                         for Sale       in Lifetime       Year          Years        Years           Fund
------------------------------------------------------------------------------------------------------------------------------------
Janus Fund                                        2/5/70             309           21.62%        17.27%       15.98%          16.51%
Janus Twenty Fund                                 5/2/85             126           24.67%        19.54%       15.63%          15.49%
Janus Enterprise Fund                             9/1/92              38           15.46%          N/A          N/A           23.08%
Janus Mercury Fund                                5/3/93              30           25.53%          N/A          N/A           25.73%
Janus Worldwide Fund                              5/15/91           53.5            8.89%          N/A          N/A           17.32%
Janus Overseas Fund                               5/2/94              18           11.78%          N/A          N/A           10.27%
Janus Growth and Income Fund                      5/15/91           53.5           24.20%          N/A          N/A           15.78%
Janus Balanced Fund                               9/1/92              38           18.26%          N/A          N/A           13.38%
Janus Flexible Income Fund                        7/2/87             100           15.35%        13.98%         N/A            9.29%
Janus Intermediate Government Securities Fund     7/26/91             51           10.19%          N/A          N/A            5.84%
Janus Short-Term Bond Fund                        9/1/92              38            5.55%          N/A          N/A            4.01%
Janus Federal Tax-Exempt Fund                     5/3/93              30           12.60%          N/A          N/A            4.56%
------------------------------------------------------------------------------------------------------------------------------------


     Quotations of a Fund's yield are based on the investment income per share earned during a particular 30-day period (including dividends, if any, and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the net asset value per share on the last day of the period, according to the following formula:

                           YIELD = 2 [(a-b + 1)6 - 1]
                                       cd

     where a = dividend and interest income
           b = expenses accrued for the period
           c = average  daily  number of shares  outstanding  during the period that were entitled to receive dividends
           d = maximum net asset value per share on the last day of the period

     The tax-equivalent yield used for Janus Federal Tax-Exempt Fund is the rate that an investor would have to earn from a fully taxable investment after taxes to equal the Fund's tax-free yield. Tax-equivalent yields are calculated by dividing a Fund's yield by the result of one minus a stated federal or combined federal and state tax rate. If only a portion of a Funds' yield is tax-exempt, only that portion is adjusted in the calculation. Janus Federal Tax-Exempt Fund may invest a portion of its assets in obligations that are subject to federal income tax. When the Fund invests in these obligations, its tax-equivalent yield will be lower.


     The yield for the 30-day period ending October 31, 1995, for the Fixed-Income Funds is shown below:

     Janus Flexible Income Fund                         7.39%
     Janus Intermediate Government Securities Fund      5.37%
     Janus Short-Term Bond Fund                         5.81%
     Janus Federal Tax-Exempt Fund                      5.18%

     From time to time in advertisements or sales material, the Funds may discuss their performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc., Ibbotson Associates, Micropal or Morningstar or by publications of general interest such as Forbes or Money. The Funds may also compare their performance to that of other selected mutual funds, mutual fund averages or recognized stock market indicators, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Midcap Index, the Dow Jones Industrial Average, the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Government/Corporate 1-3 Year Bond Index, the Lehman Brothers Long Government/Corporate Bond Index, the Lehman Brothers Intermediate Government Bond Index, the Lehman Brothers Municipal Bond Index, the Russell 2000 Index and the NASDAQ composite. In addition, the Funds may compare their total return or yield to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. Janus Worldwide Fund and Janus Overseas Fund may also compare their performance to the record of global market indicators, such as the Morgan Stanley International World Index or Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Funds and such other funds or market indicators may be comprised of securities that differ significantly from the Funds' investments.

FINANCIAL STATEMENTS


     The following audited financial statements for the period ended October 31, 1995 are hereby incorporated into this SAI by reference to the Funds' Annual Report dated October 31, 1995. A copy of such report accompanies this SAI.


DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT:


     Schedules of Investments as of October 31, 1995
     Statements of Operations for the periods ended October 31, 1995
     Statements of Assets and Liabilities as of October 31, 1995
     Statements of Changes in Net Assets for the periods  ended October 31, 1995 and 1994
     Financial Highlights for each of the periods indicated
     Notes to Financial Statements
     Report of Independent Accountants

     The portions of such Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

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                                       32

                                     [LOGO]

                               JANUS VENTURE FUND


                              100 Fillmore Street
                             Denver, CO 80206-4923
                                 (800) 525-3713

                      STATEMENT OF ADDITIONAL INFORMATION
                               February 18, 1996





     Janus Venture Fund (the "Fund") is a no-load mutual fund that seeks capital appreciation. The Fund normally invests at least 50% of its equity assets in securities issued by small-sized issuers. Small-sized issuers are those who have market capitalizations of less than $1 billion or annual gross revenues of less than $500 million. Subject to this policy, the Fund may also invest in larger issuers. Depending upon its portfolio managers' opinion or prevailing market, financial and economic conditions, the Fund may at times hold substantial positions in cash or interest-bearing securities.


     The Fund is a separate series of Janus Investment Fund, a Massachusetts business trust (the "Trust"). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund is managed by Janus Capital Corporation ("Janus Capital").

     THE FUND HAS DISCONTINUED PUBLIC SALES OF ITS SHARES TO NEW INVESTORS. HOWEVER, SHAREHOLDERS WHO MAINTAIN OPEN FUND ACCOUNTS ARE PERMITTED TO CONTINUE TO PURCHASE SHARES OF THE FUND AND TO REINVEST ANY DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN SHARES OF THE FUND. ONCE A SHAREHOLDER'S FUND ACCOUNT IS CLOSED, IT MAY NOT BE POSSIBLE FOR THAT SHAREHOLDER TO PURCHASE ADDITIONAL FUND SHARES. See the "Shareholder's Manual" section of the Prospectus for more details. The Fund may resume sales of its shares at some future date, although it has no present intention of doing so.


     This Statement of Additional Information ("SAI") is not a Prospectus and should be read in conjunction with the Fund's Prospectus dated February 18, 1996, which is incorporated by reference into this SAI and may be obtained from the Trust at the above phone number or address. This SAI contains additional and more detailed information about the Fund's operations and activities than the Prospectus.

                               JANUS VENTURE FUND
                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

                                                                            Page
--------------------------------------------------------------------------------
Investment Policies, Restrictions and Techniques ..........................    3

  Investment Objective ....................................................    3

  Portfolio Policies ......................................................    3

  Investment Restrictions .................................................    3

  Types of Securities and Investment Techniques ...........................    5

     Illiquid Securities ..................................................    5

     Zero Coupon, Pay-In-Kind and Step Coupon Securities ..................    5

     Pass-Through Securities ..............................................    5


     Depositary Receipts ..................................................    6


     Municipal Obligations ................................................    6

     Other Income-Producing Securities ....................................    7

     High-Yield/High-Risk Bonds ...........................................    7

     Repurchase and Reverse Repurchase Agreements .........................    7

     Futures, Options and Other Derivative Instruments ....................    8

Investment Adviser ........................................................   15

Custodian, Transfer Agent and Certain Affiliations ........................   16

Portfolio Transactions and Brokerage ......................................   17

Officers and Trustees .....................................................   19

Purchase of Shares ........................................................   21

  Net Asset Value Determination ...........................................   21

  Reinvestment of Dividends and Distributions .............................   22

Redemption of Shares ......................................................   22

Shareholder Accounts ......................................................   22


  Telephone Transactions ..................................................   22


  Systematic Withdrawals ..................................................   22

Retirement Plans ..........................................................   23

Income Dividends, Capital Gains Distributions and Tax Status ..............   23

Principal Shareholders ....................................................   23

Miscellaneous Information .................................................   24

  Shares of the Trust .....................................................   24

  Voting Rights ...........................................................   24

  Independent Accountants .................................................   24

  Registration Statement ..................................................   24

Performance Information ...................................................   25

Financial Statements ......................................................   25

Appendix A ................................................................   26


Explanation of Rating Categories ..........................................   26


--------------------------------------------------------------------------------

INVESTMENT POLICIES, RESTRICTIONS AND TECHNIQUES

INVESTMENT OBJECTIVE


     As stated in the Prospectus, the Fund's investment objective is capital appreciation. Realization of income is not a significant investment consideration and any income realized on the Fund's investments therefore will be incidental to the Fund's objective. There can be no assurance that the Fund will, in fact, achieve its objective. The investment objective of the Fund is not fundamental and may be changed by the Trustees without shareholder approval.


PORTFOLIO POLICIES


     The Prospectus discusses the types of securities in which the Fund will invest, portfolio policies of the Fund and the investment techniques of the Fund. The Prospectus includes a discussion of portfolio turnover policies. The Fund's portfolio turnover rates (total purchases or sales, whichever is less, compared to average monthly value of portfolio securities) for the fiscal years ended October 31, 1995 and October 31, 1994, were 113% and 114%, respectively.


INVESTMENT RESTRICTIONS

     As indicated in the Prospectus, the Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or the Fund if a matter affects just the Fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Fund) are present or represented by proxy. As fundamental policies, the Fund may not:

     (1) Own more than 10% of the outstanding voting securities of any one issuer and, as to seventy-five percent (75%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")), if immediately after and as a result of such purchase, the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets.

     (2) Invest more than 25% of the value of its assets in any particular industry (other than U.S. government securities).

     (3) Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

     (4) Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     (5) Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

     (6) Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.

     As a fundamental policy, the Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Fund.

     The Trustees have adopted additional investment restrictions for the Fund. These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

     (a) The Fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities shall be deemed to be without value for the purpose of monitoring this policy.

     (b) The Fund will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of the Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets.


     (c) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

     (d) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

     (e) The Fund does not currently intend to (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger. If the Fund invests in a money market fund, Janus Capital will reduce its advisory fee by the amount of any investment advisory and administrative services fees paid to the investment manager of the money market fund.

     (f) The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     (g) The Fund does not intend to purchase securities of any issuer (other than U.S. government agencies and instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the cost of the Fund's investments in all such issuers to exceed 5% of the Fund's total assets taken at market value at the time of such purchase.

     (h) The Fund does not currently intend to invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Fund may own debt or equity securities of companies engaged in those businesses.

     (i) The Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of the Fund's total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     (j) The Fund does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

     (k) The Fund may not invest in companies for the purpose of exercising control of management.


     For purposes of the Fund's restriction on investing in a particular industry, the Fund will rely primarily on industry classifications as published by Bloomberg L.P., provided that financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry). To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Fund may further classify issuers in accordance with industry classifications as published by the Securities and Exchange Commission ("SEC").

TYPES OF SECURITIES AND INVESTMENT TECHNIQUES


ILLIQUID INVESTMENTS

     The Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees of the Fund have authorized Janus Capital to make liquidity determinations with respect to its securities, including Rule 144A Securities, commercial paper and municipal lease obligations. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the security and the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a Nationally Recognized Statistical Rating Organization.


ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES

     The Fund may invest up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

     Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"), the Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because the Fund will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Fund might obtain such cash from selling other portfolio holdings which might cause the Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.

     Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

PASS-THROUGH SECURITIES

     The Fund may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Fund. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("GNMA") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Fund will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

     The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

     The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

     Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The Fund's portfolio managers will consider estimated prepayment rates in calculating the average weighted maturity of the Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by the Fund might be converted to cash and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit the Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

     Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor or guarantor of the security and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.


DEPOSITARY RECEIPTS

     The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Fund may also invest in European Depositary Receipts ("EDRs"), receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and in other similar instruments representing securities of foreign companies. EDRs, in bearer form, are designed for use in European securities markets.


MUNICIPAL OBLIGATIONS

     The Fund may invest in municipal obligations issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable the Fund to demand payment on short notice from the issuer or a financial intermediary.

OTHER INCOME-PRODUCING SECURITIES

     Other types of income producing securities that the Fund may purchase include, but are not limited to, the following types of securities:


     Variable and floating rate obligations. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). See also "Inverse Floaters."


     Standby commitments. These instruments, which are similar to a put, give the Fund the option to obligate a broker, dealer or bank to repurchase a security held by the Fund at a specified price.


     Tender option bonds. Tender option bonds are generally long-term securities that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

     Inverse floaters. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value. Certain variable rate securities (including certain mortgage-backed securities) pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. The Fund will not invest more than 5% of its assets in inverse floaters.


     The Fund will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of its portfolio.



HIGH-YIELD/HIGH-RISK BONDS


     The Fund may invest up to 35% of its net assets in corporate debt securities that are rated below investment grade (securities rated BB or lower by Standard & Poor's Ratings Services ("Standard & Poor's") or Ba or lower by Moody's Investors Services, Inc. ("Moody's")). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Fund would experience a reduction in its income, and could expect a decline in the market value of the securities so affected.


     The Fund may also invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, Janus Capital may treat such securities as unrated debt. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. The Fund's portfolio managers will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, in determining whether to purchase unrated municipal bonds. Unrated debt securities will be included in the 35% limit unless the portfolio managers deem such securities to be the equivalent of investment grade securities.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS


     In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days will be subject to the 15% limit on illiquid investments. While it is possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

     The Fund may use reverse repurchase agreements to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities. In a reverse repurchase agreement, the Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

     Futures Contracts. The Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

     The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain high-grade liquid assets by the Fund's custodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to a return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian.

     The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

     Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in high-grade liquid assets so long as the futures position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

     The Fund's primary purpose in entering into futures contracts is to protect the Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. To the extent the Fund enters into futures contracts for this purpose, the segregated assets maintained to cover the Fund's obligations with respect to the futures contracts will consist of high-grade liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Fund with respect to the futures contracts. Conversely, if the Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

     If the Fund owns Treasury bonds and the portfolio managers expect interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Fund's interest rate futures contract will increase, thereby keeping the net asset value of the Fund from declining as much as it may have otherwise. If, on the other hand, the portfolio managers expect interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing bonds. Although the Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio managers still may not result in a successful use of futures.

     Futures contracts entail risks. Although the Fund believes that use of such contracts will benefit the Fund, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts if the portfolio managers' investment judgement proves incorrect. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.

     The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

     Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.


     Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

     Options on Futures Contracts. The Fund may buy and write put and call options on futures contracts. An option on a future gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the future's price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying. If a call or put option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

     The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.


     Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Fund may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.


     The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in a foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio managers believe there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

     These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another removes the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its portfolio managers' projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

     The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or high-grade liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund will find alternative cover or segregate additional cash or high-grade liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating assets, the Fund may buy call options permitting the Fund to buy the amount of foreign currency being hedged by a forward sale contract or the Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

     While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contacts. In such event, the Fund's ability to utilize forward contracts may be restricted. In addition, the Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

     Options on Foreign Currencies. The Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

     Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.


     The Fund may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.


     Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     The Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or
(ii) is greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or high-grade liquid assets in a segregated account with the Fund's custodian.

     The Fund also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, the Fund will collateralize the option by segregating cash or high-grade liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

     Options on Securities. In an effort to increase current income and to reduce fluctuations in net asset value, the Fund may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Fund may write and buy options on the same types of securities that the Fund may purchase directly.

     A put option written by the Fund is "covered" if the Fund (i) segregates cash not available for investment or high-grade liquid assets with a value equal to the exercise price of the put with the Fund's custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

     A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high-grade liquid assets in a segregated account with its custodian.

     The Fund also may write call options that are not covered for cross-hedging purposes. The Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or high-grade liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. The Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio managers believe that writing the option would achieve the desired hedge.

     The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation.
Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     In the case of a written call option, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited high-grade liquid assets. Effecting a closing transaction also will permit the Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security.

     The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

     An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities,
(iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     The Fund may write options in connection with buy-and-write transactions. In other words, the Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

     The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

     The Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

     The Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

     Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

     Swaps and Swap-Related Products. The Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or high-grade liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Fund sells (i.e., writes) caps and floors, it will segregate cash or high-grade liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

     There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.


     Additional Risks of Options on Foreign Currencies, Forward Contracts and Foreign Instruments. Unlike transactions entered into by the Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.


     Options  on  foreign   currencies   traded  on  Exchanges  are  within  the
jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.


INVESTMENT ADVISER

     As stated in the Prospectus, the Fund has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4923. The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Fund's investments, provide office space for the Fund, pay the salaries, fees and expenses of all Fund officers and of those Trustees who are affiliated with Janus Capital, and pay all expenses of promoting the sale of Fund shares other than the cost of complying with applicable laws relating to the offer or sale of shares of the Fund. Janus Capital also may make payments to selected broker-dealer firms or institutions which perform recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Fund.

     The Fund pays custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Trustees who are not affiliated with Janus Capital, costs of preparing, printing and mailing the Fund's Prospectus and Statement of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Fund shares. Pursuant to the Advisory Agreement, Janus Capital furnishes certain other services, including net asset value determination and Fund accounting, recordkeeping, and blue sky registration and monitoring services, for which the Fund may reimburse Janus Capital for its costs.

     The Fund has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 1% of the first $30 million of the Fund's average daily net assets, 0.75% of the next $270 million of the Fund's average daily net assets, 0.70% of the next $200 million of the Fund's average daily net assets, and 0.65% of the average daily net assets of the Fund in excess of $500 million. However, Janus Capital has agreed to waive its fee by an amount equal to the amount, if any, that the Fund's normal operating expenses chargeable to its income account in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed the most restrictive limitation imposed by any state. The Fund believes that the most restrictive limitation applicable to the Fund is 2.50% of the first $30 million of average daily net assets, plus 2.00% of the next $70 million of average daily net assets, plus 1.50% of the balance of the average daily net assets of the Fund for a fiscal year.

     For the fiscal year ended October 31, 1995, the investment advisory fee was $10,947,796. For the fiscal years ended October 31, 1994, and October 31, 1993, the Fund incurred investment advisory fees of $10,631,388 and $12,126,462, respectively. Janus Capital did not waive any portion of its fee in any of these years.

     The current Advisory Agreement became effective on August 7, 1992, and it will continue in effect until June 16, 1996, and thereafter from year to year so long as such continuance is approved annually by a majority of the Fund's Trustees who are not parties to the Advisory Agreement or interested persons of any such party, and by either a majority of the outstanding voting shares or the Trustees of the Fund. The Advisory Agreement i) may be terminated without the payment of any penalty by the Fund or Janus Capital on 60 days' written notice;
ii) terminates automati-cally in the event of its assignment; and iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the Fund, including the Trustees who are not interested persons of the Fund or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Fund.


     Janus Capital also performs investment advisory services for other mutual funds, and for individual, charitable, corporate and retirement accounts. Investment decisions for each account managed by Janus Capital, including the Fund, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. Pursuant to an exemptive order granted by the SEC, the Fund and other funds advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating Funds on a pro rata basis.


     Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

     As indicated in the Prospectus, Janus Capital permits investment and other personnel to purchase and sell securities for their own accounts in accordance with a Janus Capital policy regarding personal investing by directors, officers and employees of Janus Capital and the Fund. The policy requires investment personnel and officers of Janus Capital, inside directors of Janus Capital and the Fund and other designated persons deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction known to be under consideration for or to have been effected on behalf of any client account, including the Fund.

     In addition to the pre-clearance requirement described above, the policy subjects investment personnel, officers and directors/Trustees of Janus Capital and the Fund to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with Janus Capital's policy. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

     The provisions of the policy are administered by and subject to exceptions authorized by Janus Capital.


     Kansas City Southern Industries, Inc., a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services ("KCSI"), owns approximately 83% of Janus Capital. Thomas
H. Bailey, the President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.


CUSTODIAN, TRANSFER AGENT AND CERTAIN AFFILIATIONS


     Investors Fiduciary Trust Company ("IFTC"), 127 W. 10th Street, Kansas City, Missouri 64105, is the custodian of the securities and cash of the Fund maintained in the United States. IFTC is a wholly-owned subsidiary of State Street Bank and Trust Company ("State Street"), P.O. Box 351, Boston, Massachusetts 02101. State Street and the foreign subcustodians selected by it and approved by the Trustees, have custody of the assets of the Fund held outside the U.S. and cash incidental thereto. State Street may also have custody of certain domestic and foreign securities held in connection with repurchase agreements. The custodians and subcustodians hold the Fund's assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Fund.

     Janus Service Corporation ("Janus Service"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Fund's transfer agent. In addition, Janus Service provides certain other administrative, recordkeeping and shareholder relations services to the Fund. For transfer agency and other services, Janus Service receives a fee calculated at an annual rate of $16 per Fund shareholder account. In addition, the Fund pays DST Systems, Inc. ("DST"), a subsidiary of KCSI, license fees for the use of DST's shareholder accounting and portfolio and fund accounting systems, and postage and forms costs of a DST affiliate incurred in mailing Fund shareholder transaction confirmations.

     During the fiscal year ended October 31, 1995, the Fund paid the following fees to Janus Service and DST, net of credits: $2,401,140 to Janus Service and $791,940 (including out-of-pocket expenses) to DST.

     The Trustees have authorized the Fund to use another affiliate of DST as introducing broker for certain Fund portfolio transactions as a means to reduce Fund expenses through a credit against the charges of DST and its affiliates with regard to commissions earned by such affiliate. See "Portfolio Transactions and Brokerage." DST charges shown above are net of such credits.

     During the fiscal period ended October 31, 1995, IFTC served as the Fund's transfer agent and Janus Service serviced as subtransfer agent. Prior to January 1995, IFTC may have been deemed an affiliate of the Fund through a degree of common ownership. IFTC is no longer affiliated with the Fund. As of January 1, 1996, Janus Service became the direct transfer agent of the Fund and IFTC no longer serves as transfer agent.

     Janus Distributors, Inc. ("Janus Distributors"), 100 Fillmore Street, Denver, Colorado 80206, a wholly-owned subsidiary of Janus Capital, is a distributor of the Fund. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "Exchange Act") and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Fund in connection with the sale of its shares in all states in which the shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Fund's shares and accepts orders at net asset value. No sales charges are paid by investors. Promotional expenses in connection with offers and sales of shares are paid by Janus Capital.


PORTFOLIO TRANSACTIONS AND BROKERAGE

     Decisions as to the assignment of portfolio business for the Fund and negotiation of its commission rates are made by Janus Capital whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. The Fund may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

     In  selecting  brokers and dealers and in  negotiating  commissions,  Janus
Capital considers a number of factors, including but not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Fund or to a third party service provider to the Fund to pay Fund expenses; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities.


     Most brokers and dealers used by Janus Capital provide research and other services described above. For the year ended October 31, 1995, the Fund paid $1,154,069 of its total brokerage commissions to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Fund on transactions of $489,319,622, which represents 27.33% of all transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts.


     Janus Capital may use research products and services in servicing other accounts in addition to the Fund. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

     Janus Capital does not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. It does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions and research, research-related products or services which benefit its advisory clients, including the Fund. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services.


     Janus Capital may consider sales of Fund shares by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Fund shares as a factor in the selection of broker-dealers to execute Fund portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for the Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.


     When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

     The Fund's Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than those that would otherwise be incurred.


     The total amount of brokerage commissions paid by the Fund during the fiscal year ended October 31, 1995, was $3,920,258. For the fiscal years ended October 31, 1994, and October 31, 1993, the Fund paid brokerage commissions of $3,243,457 and $3,850,849, respectively. Included in the brokerage commissions paid for the fiscal year ended October 31, 1995, was $143,719 paid through DSTS which served to reduce by $107,789 certain out-of-pocket expenses paid by the Fund. Included in brokerage commissions paid for the fiscal year ended October 31, 1994 and October 31, 1993, was $116,255 and $50,346 and, respectively, paid through DSTS which served to reduce by $87,191 and $37,760, respectively, certain out-of-pocket expenses. Brokerage commissions paid through DSTS for the 1995 fiscal year represented 3.67% of the Fund's aggregate brokerage commissions for such fiscal year, while 4.38% of the aggregate dollar amount of the Fund's portfolio transactions involving a commission payment were executed through DSTS. The difference between commissions paid to DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker. Differences in the percentage of total commissions versus the percentage of total transactions is due, in part, to variations among share prices and number of shares traded, while average price per share commission rates were substantially the same.

OFFICERS AND TRUSTEES

     The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years. In August 1992, Janus Venture Fund, Inc. and Janus Twenty Fund, Inc. (both separate Maryland corporations) and the Janus Income Series (a Massachusetts business trust comprised of the Janus Flexible Income Fund and Janus Intermediate Government Securities Fund series) were reorganized into separate series of the Trust. In general, all references to Trust offices in this section include comparable offices with the respective predecessor funds, unless a Trust office was filled subsequent to the reorganization.


Thomas H. Bailey*# - Trustee, Chairman and President
100 Fillmore Street
Denver, CO 80206-4923
     Trustee, Chairman and President of Janus Aspen Series. Chairman and President of Janus Capital. Chairman and Director of IDEX Management, Inc., Largo, Florida (50% subsidiary of Janus Capital and investment adviser to a group of mutual funds) ("IDEX").

James P. Craig, III*# - Trustee and Executive Vice President
100 Fillmore Street
Denver, CO 80206-4923
     Trustee  and  Executive  Vice  President  of  Janus  Aspen  Series.   Chief
     Investment Officer, Vice President and Director of Janus Capital. Executive Vice President and Portfolio Manager of Janus Fund series of the Trust.

James P. Goff* - Executive Vice President
100 Fillmore Street
Denver, CO 80206-4923
     Executive Vice President and Portfolio Manager of Janus Enterprise Fund and Janus Venture Fund series of the Trust. Executive Vice President of Janus Aspen Series. Vice President of Janus Capital. Formerly, securities analyst at Janus Capital (1988 to 1992).

Warren B. Lammert* - Executive Vice President
100 Fillmore Street
Denver, CO 80206-4923
     Executive Vice President and Portfolio Manager of Janus Venture Fund and Janus Mercury Fund series of the Trust. Vice President of Janus Capital. Formerly, securities analyst at Janus Capital (1990 to 1992). Formerly, Executive Vice President of Janus Balanced Fund.

David C. Tucker* - Vice President and General Counsel
100 Fillmore Street
Denver, CO 80206-4923
     Vice President and General Counsel of Janus Aspen Series. Vice President, Secretary and General Counsel of Janus Capital. Vice President, General Counsel and Director of Janus Service and Janus Distributors. Director, Vice President and Secretary of Janus Capital International Ltd.

Steven R. Goodbarn* - Vice President and Chief Financial Officer
100 Fillmore Street
Denver, CO 80206-4923
     Vice President and Chief Financial Officer of Janus Aspen Series. Vice President of Finance and Chief Financial Officer of Janus Service, Janus Distributors and Janus Capital. Director of IDEX and Janus Distributors. Director, Treasurer and Vice President of Finance of Janus Capital International Ltd. Formerly (1979 to 1992), with the accounting firm of Price Waterhouse LLP, Denver, Colorado, and Kansas City, Missouri.

Glenn P. O'Flaherty - Treasurer and Chief Accounting Officer
100 Fillmore Street
Denver, CO 80206-4923
     Treasurer and Chief Accounting Officer of Janus Aspen Series. Director of Fund Accounting of Janus Capital. Formerly (1990-1991), with The Boston Company Advisors, Inc., Boston, Massachusetts (mutual fund administration services).


--------------------------------------------------------------------------------
* Interested person of the Trust and of Janus Capital.
# Member of the Executive Committee.

Kelley Abbot Howes - Secretary
100 Fillmore Street
Denver, CO 80206-4923
     Secretary of Janus Aspen Series. Associate Counsel of Janus Capital. Formerly (1990 to 1994), with The Boston Company Advisors, Inc.

John W. Shepardson# - Trustee
910 16th Street, Suite 222
Denver, CO 80202
     Trustee of Janus Aspen Series. Historian.


William D. Stewart# - Trustee
5330 Sterling Drive
Boulder, CO 80302
     Trustee of Janus Aspen Series. President of HPS Corporation, Boulder, Colorado (manufacturer of vacuum fittings and valves).

Gary O. Loo - Trustee
102 N. Cascade, Suite 500
Colorado Springs, CO 80903
     Trustee of Janus Aspen Series. President and a Director of High Valley Group, Inc., Colorado Springs, Colorado (investments) since 1987.

Dennis B. Mullen - Trustee
1601 114th Avenue, SE
Alderwood Building, Suite 130
Bellevue, WA 98004
     Trustee of Janus Aspen Series. President and Chief Executive Officer of BC Northwest, L.P., a franchise of Boston Chicken, Inc., Bellevue, Washington (restaurant chain). Formerly (1982 to 1993), Chairman, President and Chief Executive Officer of Famous Restaurants, Inc., Scottsdale, Arizona (restaurant chain).


Martin H. Waldinger - Trustee
4940 Sandshore Court
San Diego, CA 92130
     Trustee of Janus Aspen Series. Private Consultant and Director of Run Technologies, Inc., a software development firm, San Carlos, California. Formerly (1989 to 1993), President and Chief Executive Officer of Bridgecliff Management Services, Campbell, California (a condominium association management company).


     The Trustees are responsible for major decisions relating to the Fund's objective, policies and techniques. The Trustees also supervise the operation of the Fund by its officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.

     The Executive Committee of the Trustees shall have and may exercise all the powers and authority of the Board except for matters requiring action by the whole Board pursuant to the Trust's Bylaws or Agreement and Declaration of Trust ("Declaration of Trust"), Massachusetts law or the 1940 Act.


--------------------------------------------------------------------------------
# Member of the Executive Committee.

     The following table shows the aggregate compensation paid to each Trustee by the Fund described in this SAI and all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds") for the periods indicated. None of the Trustees receive any pension or retirement from the Fund or the Janus Funds.

                                      Aggregate Compensation                Total Compensation from the
                                   from the Fund for fiscal year           Janus Funds for calendar year
Name of Person, Position               ended October 31,1995                 ended December 31, 1995**
--------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman                     --                                        $
James P. Craig, III, Trustee*+                 --                                        $
John W. Shepardson, Trustee                  $3,732                                      $
William D. Stewart, Trustee                  $3,376                                      $
Gary O. Loo, Trustee                         $3,376                                      $
Dennis B. Mullen, Trustee                    $3,786                                      $
Martin H. Waldinger, Trustee                 $4,034                                      $
--------------------------------------------------------------------------------------------------------

* An interested person of the Fund and of Janus Capital. Compensated by Janus Capital and not the Fund.
** As of December 31, 1995, Janus Funds consisted of two registered investment companies comprised of a total of 26 funds.
+    Mr. Craig became a Trustee as of June 30, 1995.


PURCHASE OF SHARES

     The Fund has discontinued public sales of its shares to new investors. Only shareholders who maintain open accounts are permitted to continue to make investments in the Fund and to reinvest any dividends and capital gains distributions. Once a Fund account is closed, additional investments in the Fund may not be possible. The Prospectus contains detailed information about the purchase of shares. Additional information may be obtained directly from the Fund by writing to the Fund at P.O. Box 173375, Denver, Colorado 80217-3375.

NET ASSET VALUE DETERMINATION


     As stated in the Prospectus, the net asset value ("NAV") of Fund shares is determined once each day on which the New York Stock Exchange ("NYSE") is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The per share NAV of the Fund is determined by dividing the total value of the Fund's securities and other assets, less liabilities, by the total number of shares outstanding. In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Fund are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Fund and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. The Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair values determined in good faith under procedures established by and under the supervision of the Trustees.


     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund's NAV is not calculated. The Fund calculates its NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS


     If investors do not elect in writing or by phone to receive their dividends and distributions in cash, all income dividends and capital gains distributions, if any, on the Fund's shares are reinvested automatically in additional shares of the Fund at the NAV determined on the first business day following the record date. Checks for cash dividends and distributions and confirmations of reinvestments are usually mailed to shareholders within ten days after the record date. Any election of the manner in which a shareholder wishes to receive dividends and distributions (which may be made on the New Account Application form or by phone) will apply to dividends and distributions the record dates of which fall on or after the date that the Fund receives such notice. Investors receiving cash distributions and dividends may elect in writing or by phone to change back to automatic reinvestment at any time.


REDEMPTION OF SHARES


     Procedures for redemption of shares are set forth in the Shareholder's Manual section of the Prospectus. Shares normally will be redeemed for cash, although the Fund retains the right to redeem its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Purchase of Shares - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.


     The right to require the Fund to redeem its shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

SHAREHOLDER ACCOUNTS

     Detailed information about the general procedures for shareholder accounts and specific types of accounts is set forth in the Prospectus. Applications for specific types of accounts may be obtained by calling the Fund at 1-800-525-3713 or writing to the Fund at P.O. Box 173375, Denver, Colorado 80217-3375.


TELEPHONE TRANSACTIONS

     As stated in the Prospectus, shareholders may initiate a number of transactions by telephone. The Fund, its transfer agent and its distributor disclaim responsibility for the authenticity of instructions received by telephone. Such entities will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and tape recording telephone conversations.


SYSTEMATIC WITHDRAWALS

     As stated in the Shareholder's Manual section of the Prospectus, if you have a regular account or are eligible for normal distributions from a retirement plan, you may establish a systematic withdrawal program. The payments will be made from the proceeds of periodic redemptions of shares in the account at the NAV. Depending on the size or frequency of the disbursements requested, and the fluctuation in value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account. Either an investor or the Fund, by written notice to the other, may terminate the investor's systematic withdrawal program without penalty at any time.

     Information about requirements to establish a systematic withdrawal program may be obtained by writing or calling the Fund at the address or phone number shown above.

RETIREMENT PLANS


     The Fund offers several different types of tax-deferred retirement plans that an investor may establish to invest in Fund shares, depending on rules prescribed by the Code. The Individual Retirement Account ("IRA") may be used by most individuals who have taxable compensation. Simplified Employee Pension Plans ("SEPs") and Defined Contribution Plans (Profit Sharing or Money Purchase Pension Plans) may be used by most employers, including corporations, partnerships and sole proprietors, for the benefit of business owners and their employees. In addition, the Fund offers a Section 403(b)(7) Plan for employees of educational organizations and other qualifying tax-exempt organizations. Investors should consult their tax advisor or legal counsel before selecting a retirement plan.

     Contributions under IRAs, SEPs, Defined Contribution Plans and Section 403(b)(7) Plans are subject to specific contribution limitations. Generally, such contributions may be invested at the direction of the participant. The investment is then held by IFTC as custodian. Each participant's account is charged an annual fee of $12. There is a maximum annual fee of $24 per taxpayer identification number.


     Distributions from retirement plans are generally subject to ordinary income tax and may be subject to an additional 10% tax if withdrawn prior to age 59 1/2. Several exceptions to the general rule may apply. However, shareholders must start withdrawing retirement plan assets no later than April 1 of the year after they reach age 70 1/2. Several methods exist to determine the amount of the minimum annual distribution. Shareholders should consult with their tax advisor or legal counsel prior to receiving any distribution from any retirement plan, in order to determine the income tax impact of any such distribution.

     To receive additional information about IRAs, SEPs, Defined Contribution Plans and Section 403(b)(7) Plans along with the necessary materials to establish an account, please call the Fund at 1-800-525-3713 or write to the Fund at P.O. Box 173375, Denver, Colorado 80217-3375. No contribution to an IRA, SEP, Defined Contribution Plan or Section 403(b)(7) Plan can be made until the appropriate forms to establish any such plan have been completed.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS


     It is a policy of the Fund to make distributions of substantially all of its investment income and any net realized capital gains. Any capital gains realized during each fiscal year of the Fund ended October 31, as defined by the Code, are normally declared and payable to shareholders in December. The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Code.

     The Fund may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Fund, if these instruments are profitable, the Fund may make various elections permitted by the tax laws. However, these elections could require that the Fund recognize taxable income, which in turn must be distributed.

     Some foreign securities purchased by the Fund may be subject to foreign taxes which could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. Accordingly, the Fund does not intend to make the election permitted under section 853 of the Code to pass through such taxes to shareholders as a foreign tax credit. As a result, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income as this would increase the taxable income reported to shareholders and require shareholders to take the credit on their tax returns, complicating the preparation of such returns.


PRINCIPAL SHAREHOLDERS


     As of December 1, 1995, the officers and Trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund. In addition, as of December 1, 1995, Charles Schwab & Co. Inc. ("Schwab"), 101 Montgomery Street, San Francisco, CA 94104-4122, owned of record 8.74% of the Fund's outstanding shares. According to information provided by Schwab, this ownership is by nominee only and does not represent beneficial ownership of such shares, because they have no investment discretion or voting power with respect to such shares. To the knowledge of the Fund, no other person owned more than 5% of the outstanding shares of the Fund as of the above date.

MISCELLANEOUS INFORMATION


     The Fund was originally organized in 1984 as a Maryland corporation. On August 7, 1992, the Fund was reorganized from a Maryland corporation into Janus Venture Fund, a separate series of the Trust. Pursuant to this reorganization, the Trust assumed all the assets and liabilities of Janus Venture Fund, Inc., and shareholders received shares of Janus Venture Fund series of the Trust equal both in number and net asset value to their shares of Janus Venture Fund, Inc. All references in this SAI to the Fund and all financial and other information about the Fund prior to August 7, 1992 are to the former Janus Venture Fund, Inc.; all references after August 7, 1992, are to the Janus Venture Fund series of the Trust. As the result of the reorganization, the fiscal year end of the Fund changed from July 31 to October 31. As of the date of this SAI, the Trust consists of 17 other series, which are offered by separate prospectuses.


     Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Fund, the Fund must cease to use the name "Janus" as soon as reasonably practicable.

     Under Massachusetts law, shareholders of the Fund could, under certain circumstances, be held liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust also provides for indemnification from the assets of the Fund for all losses and expenses of any Fund shareholder held liable for the obligations of the Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of the Fund is limited to circumstances in which the Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Fund to avoid, to the extent possible, liability of shareholders for liabilities of the Fund.

SHARES OF THE TRUST

     The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of the Fund are fully paid and nonassessable when issued. All shares of the Fund participate equally in dividends and other distributions by the Fund, and in residual assets of the Fund in the event of liquidation. Shares of the Fund have no preemptive, conversion or subscription rights. Shares of the Fund may be transferred by endorsement or stock power as is customary, but the Fund is not bound to recognize any transfer until it is recorded on its books.

VOTING RIGHTS


     The present Trustees were elected at a meeting of shareholders held on July 10, 1992, with the exception of Mr. Craig who was appointed by the Trustees as of June 30, 1995. Under the Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his earlier death, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Declaration of Trust or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize the Fund, to amend the Declaration of Trust, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Declaration of Trust, the Trust's Bylaws or the Trustees.

     Each share of the Fund and of each other series of the Trust has one vote (and fractional votes for fractional shares). Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees. The Fund and each other series of the Trust will vote separately only with respect to those matters that affect only that series or if a portfolio's interest in a matter differs from the interests of other portfolios of the Trust.


INDEPENDENT ACCOUNTANTS


     Price Waterhouse LLP, 950 Seventeenth Street, Suite 2500, Denver, Colorado 80202, independent accountants for the Fund, audit the Fund's annual financial statements and prepare its tax returns.


REGISTRATION STATEMENT


     The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

PERFORMANCE INFORMATION

     The  Prospectus   contains  a  brief  description  of  how  performance  is
calculated.

     Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years (up to the life of the Fund). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


     The Fund was made available for public sale on May 2, 1985. The one year, five year, ten year and lifetime average annual total returns, computed as of October 31, 1995, for each of those periods, are 19.24%, 19.52%, 17.63% and 17.52%, respectively.


     From time to time in advertisements or sales material, the Fund may discuss its performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc., Ibbotson Associates, Micropal or Morningstar or by publications of general interest such as Forbes or Money. The Fund may also compare its performance to that of other selected mutual funds, mutual fund averages or recognized stock market indicators, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Midcap Index, the Dow Jones Industrial Average, the Russell 2000 Index and the NASDAQ composite. In addition, the Fund may compare its total return to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Fund and such other funds or market indicators may be comprised of securities that differ significantly from the Fund's investments.

FINANCIAL STATEMENTS


     The following audited financial statements for the period ended October 31, 1995 are hereby incorporated into this SAI by reference to the Fund's Annual Report dated October 31, 1995. A copy of such report accompanies this SAI.


DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT:


     Schedule of Investments as of October 31, 1995
     Statement of Operations for the period ended October 31, 1995
     Statement of Assets and Liabilities as of October 31, 1995
     Statements of Changes in Net Assets for the periods  ended October 31, 1995 and 1994
     Financial Highlights for each of the periods indicated
     Notes to Financial Statements
     Report of Independent Accountants

     The portions of such Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A


EXPLANATION OF RATING CATEGORIES

     The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD &POOR'S RATINGS SERVICES

BOND RATING       EXPLANATION
--------------------------------------------------------------------------------
INVESTMENT GRADE


AAA Highest rating; extremely strong capacity to pay principal and interest.

AA             High quality; very strong capacity to pay principal and interest.

A Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.

BBB Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.


NON-INVESTMENT GRADE


BB, B,         Predominantly  speculative with respect to the issuer's  capacity
CCC,  CC, C    to meet  required  interest and principal  payments.  BB - lowest degree of  speculation;  C - the highest  degree of  speculation.
               Quality  and  protective   characteristics  outweighed  by  large
               uncertainties or major risk exposure to adverse conditions.

D              In default.
--------------------------------------------------------------------------------


MOODY'S INVESTORS SERVICE, INC.

INVESTMENT GRADE


Aaa            Highest quality, smallest degree of investment risk.

Aa             High  quality;   together  with  Aaa  bonds,   they  compose  the
               high-grade bond group.

A              Upper-medium   grade  obligations;   many  favorable   investment
               attributes.

Baa Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.


NON-INVESTMENT GRADE


Ba More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.

B              Lack  characteristics  of desirable  investment;  potentially low
               assurance   of  timely   interest  and   principal   payments  or
               maintenance of other contract terms over time.

Caa Poor standing, may be in default; elements of danger with respect to principal or interest payments.

Ca Speculative in a high degree; could be in default or have other marked shortcomings.

C              Lowest-rated;   extremely   poor   prospects  of  ever  attaining
               investment standing.
--------------------------------------------------------------------------------


Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

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                                       27
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                                       28

                                     [LOGO]

                             JANUS INVESTMENT FUND


                              100 Fillmore Street
                             Denver, CO 80206-4923
                                 (800) 525-3713

                      STATEMENT OF ADDITIONAL INFORMATION
                               February 18, 1996






                            JANUS MONEY MARKET FUND
                       JANUS GOVERNMENT MONEY MARKET FUND
                       JANUS TAX-EXEMPT MONEY MARKET FUND
                                INVESTOR SHARES






     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Investor Shares (the "Shares") of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund (individually, a "Fund" and, collectively, the "Funds"). The Funds are each a separate series of Janus Investment Fund, a Massachusetts business trust (the "Trust"). Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies, and is managed separately by Janus Capital Corporation ("Janus Capital").

     This SAI is not a Prospectus and should be read in conjunction with the Prospectus dated February 18, 1996, which is incorporated by reference into this SAI and may be obtained from the Trust at the above phone number or address. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

                                                                            Page
--------------------------------------------------------------------------------
Investment Policies and Restrictions ......................................    3

Types of Securities and Investment Techniques .............................    4

Performance Data ..........................................................    7

Determination of Net Asset Value ..........................................    8

Investment Adviser and Administrator ......................................    8

Custodian, Transfer Agent and Certain Affiliations ........................   10

Portfolio Transactions and Brokerage ......................................   10

Officers and Trustees .....................................................   11

Purchase of Shares ........................................................   13

Redemption of Shares ......................................................   13

Retirement Plans ..........................................................   14

Dividends and Tax Status ..................................................   14

Principal Shareholders ....................................................   15

Miscellaneous Information .................................................   15

Shares of the Trust .......................................................   15

Voting Rights .............................................................   15

Independent Accountants ...................................................   15

Registration Statement ....................................................   16

Financial Statements ......................................................   16

Appendix A - Description of Securities Ratings ............................   17

Appendix B - Description of Municipal Securities ..........................   19
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS

INVESTMENT OBJECTIVES

     As discussed in the Prospectus, the investment objective of each of Janus Money Market Fund and Janus Government Money Market Fund is to seek maximum current income to the extent consistent with stability of capital. The investment objective of Janus Tax-Exempt Money Market Fund is to seek maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital. There can be no assurance that a Fund will achieve its investment objective or maintain a stable net asset value of $1.00 per share. The investment objectives of the Funds are not fundamental and may be changed by the Trustees of the Trust (the "Trustees") without shareholder approval.

INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS


     As indicated in the Prospectus, each Fund has adopted certain fundamental investment restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of Shares if a matter affects just that Fund or that class of Shares), or
(ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of Shares) are present or represented by proxy.

     As used in the restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government Securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act defines U.S. government securities as securities issued or guaranteed by the United States government, its agencies or instrumentalities and has been interpreted to include repurchase agreements collaterized and municipal securities refunded with escrowed U.S. government securities.


     The Funds have adopted the following fundamental policies:

     (1) With respect to 75% of its assets, a Fund may not purchase a security other than a U.S. Government Security, if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer or the Fund would own more than 10% of the outstanding voting securities of any single issuer. (As noted in the Prospectus, Janus Money Market Fund and Janus Government Money Market Fund are currently subject to the greater diversification standards of Rule 2a-7, which are not fundamental.)

     (2) A Fund may not purchase securities if more than 25% of the value of a Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government Securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

     (3) A Fund may not act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Fund.

     (4) A Fund may not lend any security or make any other loan if, as a result, more than 25% of a Fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

     (5) A Fund may not purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

     (6) A Fund may borrow money for temporary or emergency purposes (not for leveraging) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Fund's total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. Reverse repurchase agreements or the segregation of assets in connection with such agreements shall not be considered borrowing for the purposes of this limit.

     (7) Each Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as that Fund.

     Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

     (1) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for certain securities such as securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

     (2) A Fund may not invest in the securities of another investment company, except to the extent permitted by the 1940 Act.

     (3) A Fund may not purchase securities on margin, or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

     (4) A Fund may not invest more than 5% of the value of its total assets in the securities of any issuer that has conducted continuous operations for less than three years, including operations of predecessors, except that this shall not affect the Fund's ability to invest in U.S. Government Securities, fully collateralized debt obligations, municipal obligations, securities that are rated by at least one nationally recognized statistical rating organization and securities guaranteed as to principal and interest by an issuer in whose securities the Fund could invest.

     (5) A Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

     (6) A Fund may not invest directly in interests in oil and gas or interests in other mineral exploration or development programs or leases; however, the Fund may own debt securities of companies engaged in those businesses.

     (7) A Fund may not invest in companies for the purpose of exercising control of management.

     For purposes of the Funds' restriction on investing in a particular industry, the Funds will rely primarily on industry classifications as published by Bloomberg L.P., subject to the exceptions noted in fundamental restriction number two above. To the extent that such classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the Securities and Exchange Commission.

TYPES OF SECURITIES AND INVESTMENT TECHNIQUES

     Each of the Funds may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

     Under Rule 2a-7, a Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government Securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. In the case of Janus Tax-Exempt Money Market Fund, up to 25% of its assets may be invested without regard to the foregoing limitations.

     Pursuant to Rule 2a-7,  each Fund  (except  Janus  Tax-Exempt  Money Market
Fund) will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities which are eligible securities that are not first-tier securities. However, a Fund (except for Janus Tax-Exempt Money Market Fund) may not invest in a second-tier security if immediately after the acquisition thereof the Fund would have invested more than (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer, or (ii) five percent of its total assets in second-tier securities.

     The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

PARTICIPATION INTERESTS

     Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights it may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolio. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

VARIABLE AND FLOATING RATE NOTES


     Janus Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.


MORTGAGE- AND ASSET-BACKED SECURITIES

     The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers.

     Interests in pools of mortgage-backed securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments which consist of interest and, in most cases, principal. In effect, these payments are a
"pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.

     As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

     The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. government. The Government National Mortgage Association ("GNMA") is the principal federal government guarantor of mortgage-backed securities. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages which are insured by the Federal Housing Administration or the Farmers Home Administration or are guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. government. GNMA pass-through securities are considered to be riskless with respect to default in that (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. government, regardless of whether or not payments have been made on the underlying mortgages. GNMA pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's GNMA securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

     Residential mortgage loans are pooled also by the Federal Home Loan Mortgage Corporation ("FHLMC"). FHLMC is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues participation certificates ("PCs") which represent interests in mortgages from FHLMC's national portfolio. The mortgage loans in FHLMC's portfolio are not U.S. government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. FHLMC guarantees the timely payment of interest and ultimate collection of principal on FHLMC PCs; the U.S. government does not guarantee any aspect of FHLMC PCs.

     The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/servicers which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. FNMA guarantees the timely payment of principal and interest on the pass-through securities issued by FNMA; the U.S. government does not guarantee any aspect of the FNMA pass-through securities.

     The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs") which are collateralized by mortgage-backed securities issued by GNMA, FHLMC or FNMA or by pools of conventional mortgages.

     Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

REVERSE REPURCHASE AGREEMENTS

     Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities.

     Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

     Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Funds' custodian will segregate cash or high quality liquid assets in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the segregated securities or from other available sources of cash. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value.

MUNICIPAL LEASES

     Janus Money Market Fund and Janus Tax-Exempt Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sales contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments".

     In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

     Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Fund.

PERFORMANCE DATA

     A Fund may provide current annualized and effective annualized yield quotations based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns.

     In performance advertising, the Funds may compare their Shares' performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., CDC/Wiesenberger, Donoghue's Money Fund Report or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Funds may also compare their Shares' performance information with the performance of recognized stock, bond and other indices, including but not limited to the Municipal Bond Buyers Indices, the Salomon Brothers Bond Index, the Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds may refer to general market performance over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). The Funds may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

     Any current yield quotation of the Shares which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period. The Fund's current yield shall be calculated by (a) determining the net change during a seven calendar day period in the value of a hypothetical account having a balance of one share at the beginning of the period, (b) dividing the net change by the value of the account at the beginning of the period to obtain a base period return, and (c) multiplying the quotient by 365/7 (i.e., annualizing). For this purpose, the net change in account value would reflect the value of additional Shares purchased with dividends declared on the original Share and dividends declared on both the original Share and any such additional Shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, the Shares may advertise effective yield quotations. Effective yield quotations are calculated by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result (i.e., compounding).

     Janus Tax-Exempt Money Market Fund's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal such Shares' yield after taxes. Tax equivalent yields are calculated by dividing Janus Tax-Exempt Money Market Fund's yield by one minus the stated federal or combined federal and state tax rate. If only a portion of the Shares' yield is tax-exempt, only that portion is adjusted in the calculation.


     The Shares' current yield and effective yield for the seven day period ended October 31, 1995 is shown below:

                                                      Seven-day     Effective
Fund Name                                               yield    Seven-day Yield
--------------------------------------------------------------------------------
Janus Money Market Fund-Investor Shares                  5.37%        5.51%
Janus Government Money Market Fund-Investor Shares       5.30%        5.45%
Janus Tax-Exempt Money Market Fund-Investor Shares*      3.48%        3.54%
--------------------------------------------------------------------------------
*Janus Tax-Exempt Money Market Fund Investor Shares' tax equivalent yield for the seven day period ended October 31, 1995 was 4.83%.


     Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Shares. Also, Processing Organizations may charge their customers direct fees in connection with an investment in a Fund, which will have the effect of reducing the Fund's net yield to those shareholders. The yield on a class of Shares is not fixed or guaranteed, and an investment in the Shares is not insured. Accordingly, yield information may not necessarily be used to compare Shares with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. In addition, because investments in the Funds are not insured or guaranteed, yield on the Shares may not necessarily be used to compare the Shares with investment alternatives which are insured or guaranteed.

DETERMINATION OF NET ASSET VALUE

     Pursuant to the rules of the Securities and Exchange Commission, the Trustees have established procedures to stabilize each Fund's net asset value at $1.00 per Share. These procedures include a review of the extent of any deviation of net asset value per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of Shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per Share as determined by using available market quotations. Each Fund i) will maintain a dollar-weighted average portfolio maturity of 90 days or less; ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days;
iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

INVESTMENT ADVISER AND ADMINISTRATOR


     As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4923. Each
Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments. The Funds have each agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of .20% of the average daily net assets of each Fund. However, Janus Capital has agreed to waive .10% of the advisory fee through June 16, 1996. In addition, the Funds pay brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.


     On  behalf  of the  Shares,  each of the  Funds  has also  entered  into an
Administration Agreement with Janus Capital. Under the terms of the Administration Agreements, each of the Funds has agreed to compensate Janus Capital for administrative services at the annual rate of .50% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, net asset value determination and Fund accounting, recordkeeping, and blue sky registration and monitoring services, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not affiliated with Janus Capital, audit fees and expenses, and extraordinary costs.

     The following table summarizes the advisory fees and administration fees paid by the Shares and any advisory fee waivers for the fiscal period ended October 31, 1995:



                                                        Advisory Fees      Advisory Fees       Administration
Fund Name                                              Prior to Waiver     After Waiver             Fees
-------------------------------------------------------------------------------------------------------------
Janus Money Market Fund-Investor Shares                    $654,682           $327,341           $1,636,704
Janus Government Money Market Fund-Investor Shares         $124,754           $ 62,377           $  311,886
Janus Tax-Exempt Money Market Fund-Investor Shares         $ 81,412           $ 40,706           $  203,529
-------------------------------------------------------------------------------------------------------------


     The Advisory Agreements for each Fund became effective on December 9, 1994 and will continue in effect until June 16, 1996, and thereafter from year to year so long as such continuance is approved annually by a majority of the Trustees who are not parties to the Advisory Agreements or interested persons of any such party, and by either a majority of the outstanding voting shares or the Trustees of the Funds. Each Advisory Agreement i) may be terminated without the payment of any penalty by any Fund or Janus Capital on 60 days' written notice;
ii) terminates automatically in the event of its assignment; and iii) generally, may not be amended without the approval of a majority of the Trustees of the affected Fund, including the Trustees who are not interested persons of that Fund or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.


     Janus Capital also performs investment advisory services for other mutual funds, and for individual, charitable, corporate and retirement accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.


     Each account managed by Janus Capital has its own investment objective and is managed in accordance with that objective by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

     As indicated in the Prospectus, Janus Capital permits investment and other personnel to purchase and sell securities for their own accounts in accordance with a Janus Capital policy regarding personal investing by directors, officers and employees of Janus Capital and the Funds. The policy requires investment personnel and officers of Janus Capital, inside directors of Janus Capital and the Funds and other designated persons deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Funds.

     In addition to the pre-clearance requirement described above, the policy subjects investment personnel, officers and directors/Trustees of Janus Capital and the Funds to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with Janus Capital's policy. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

     The provisions of the policy are administered by and subject to exceptions authorized by Janus Capital.

     Kansas City Southern Industries, Inc., a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services ("KCSI"), owns approximately 83% of Janus Capital. Thomas
H. Bailey, the President and Chairman of the Board of Janus Capital, owns 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

CUSTODIAN, TRANSFER AGENT AND CERTAIN AFFILIATIONS

     United Missouri Bank, N.A., P.O. Box 419226, Kansas City, Missouri 64141-6226, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.


     Janus Service Corporation ("Janus Service"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Service provides certain other administrative, recordkeeping and shareholder relations services to the Funds. The Funds do not pay Janus Service a fee.

     Janus Distributors, Inc. ("Janus Distributors"), 100 Fillmore Street, Denver, Colorado 80206-4923, a wholly-owned subsidiary of Janus Capital, is a distributor of the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "Exchange Act") and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their shares in all states in which the shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Funds' shares and accepts orders at net asset value. No sales charges are paid by investors. Promotional expenses in connection with offers and sales of shares are paid by Janus Capital.


     Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Funds or which performed services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. In placing portfolio transactions for the Funds, Janus Capital may agree to pay brokerage commissions for effecting a securities transaction in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Exchange Act.


     In  selecting  brokers and dealers and in  negotiating  commissions,  Janus
Capital considers a number of factors, including but not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; and research products or services provided. These research and other services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and access to third party publications, computer and electronic equipment and software. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts.

     For the fiscal period ended October 31, 1995, the Funds did not incur any brokerage commissions. Brokerage commissions are not normally charged on the purchase and sale of money market instruments.


     Janus Capital may use research products and services in servicing other accounts in addition to the Funds. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.


     Janus Capital may consider sales of Shares by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Shares as a factor in the selection of broker-dealers to execute Fund portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for a Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.


     When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

OFFICERS AND TRUSTEES


     The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

Thomas H. Bailey*# - Trustee, Chairman and President
100 Fillmore Street
Denver, CO 80206-4923
     Trustee, Chairman and President of Janus Aspen Series. Chairman, Director and President of Janus Capital. Chairman and Director of IDEX Management, Inc., Largo, Florida (50% subsidiary of Janus Capital and investment adviser to a group of mutual funds) ("IDEX").

James P. Craig, III*# - Trustee and Executive Vice President
100 Fillmore Street
Denver, CO 80206-4923
     Trustee  and  Executive  Vice  President  of  Janus  Aspen  Series.   Chief
     Investment Officer, Vice President and Director of Janus Capital. Executive Vice President and Portfolio Manager of Janus Fund series of the Trust.

Sharon S. Pichler* - Executive Vice President and Portfolio Manager
100 Fillmore Street
Denver, CO 80206-4923
     Executive Vice President of Janus Money Market Fund, Janus Tax-Exempt Money Market Fund and Janus Government Money Market Fund series of the Trust. Vice President of Janus Capital. Formerly, Assistant Vice President and Portfolio Manager at USAA Investment Management Co. (1990-1994) and teaching associate at The University of Texas at San Antonio (1984-1990).

David C. Tucker* - Vice President and General Counsel
100 Fillmore Street
Denver, CO 80206-4923
     Vice President and General Counsel of Janus Aspen Series. Vice President, Secretary and General Counsel of Janus Capital. Vice President, General Counsel and Director of Janus Service and Janus Distributors. Director, Vice President and Secretary of Janus Capital International Ltd.

Steven R. Goodbarn* - Vice President and Chief Financial Officer
100 Fillmore Street
Denver, CO 80206-4923
     Vice President and Chief Financial Officer of Janus Aspen Series. Vice President of Finance and Chief Financial Officer of Janus Service, Janus Distributors and Janus Capital. Director of IDEX and Janus Distributors. Director, Treasurer and Vice President of Finance of Janus Capital International Ltd. Formerly (1979 to 1992), with the accounting firm of Price Waterhouse LLP, Denver, Colorado, and Kansas City, Missouri.

Glenn P. O'Flaherty* - Treasurer and Chief Accounting Officer
100 Fillmore Street
Denver, CO 80206-4923
     Treasurer and Chief Accounting Officer of Janus Aspen Series. Director of Fund Accounting of Janus Capital. Formerly (1990-1991), with The Boston Company Advisors, Inc., Boston Massachusetts (mutual fund administration services).

Kelley Abbott Howes* - Secretary
100 Fillmore Street
Denver, CO 80206-4923
     Secretary of Janus Aspen Series. Associate Counsel of Janus Capital. Formerly (1990 to 1994), with The Boston Company Advisors, Inc.

John W. Shepardson# - Trustee
910 16th Street, Suite 222
Denver, CO 80202
     Trustee of Janus Aspen Series. Historian.


--------------------------------------------------------------------------------
* Interested person of the Trust and of Janus Capital.
# Member of the Executive Committee.

William D. Stewart# - Trustee
5330 Sterling Drive
Boulder, CO 80302
     Trustee of Janus Aspen Series. President of HPS Corporation, Boulder, Colorado (manufacturer of vacuum fittings and valves).

Gary O. Loo - Trustee
102 N. Cascade Avenue, Suite 500
Colorado Springs, CO 80903
     Trustee of Janus Aspen Series. President and a Director of High Valley Group, Inc., Colorado Springs, Colorado (investments) since 1987.

Dennis B. Mullen - Trustee
1601 114th Avenue, SE
Alderwood Building, Suite 130
Bellevue, WA 98004
     Trustee of Janus Aspen Series. President and Chief Executive Officer of BC Northwest, L.P., a franchise of Boston Chicken, Inc., Bellevue, Washington (restaurant chain). Formerly (1982 to 1993), Chairman, President and Chief Executive Officer of Famous Restaurants, Inc., Scottsdale, Arizona (restaurant chain).

Martin H. Waldinger - Trustee
4940 Sandshore Court
San Diego, CA 92130
     Trustee of Janus Aspen Series. Private Consultant and Director of Run Technologies, Inc., a software development firm, San Carlos, California. Formerly (1989 to 1993), President and Chief Executive Officer of Bridgecliff Management Services, Campbell, California (a condominium association management company).

     The Trustees are responsible for major decisions relating to each Fund's objective, policies and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.

     The Executive Committee of the Trustees shall have and may exercise all the powers and authority of the Board except for matters requiring action by the whole Board pursuant to the Trust's Bylaws or Declaration of Trust, Massachusetts Law or the 1940 Act.


     The Money Market Funds Committee, consisting of Messrs. Craig, Shepardson, Loo and Waldinger, monitors the compliance with policies and procedures adopted particularly for money market funds.


     The following table shows the aggregate compensation paid to each Trustee by the Funds described in this SAI and all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds") for the periods indicated. None of the Trustees receive any pension or retirement benefits from the Funds or the Janus Funds.


                                    Aggregate Compensation        Total Compensation from the
                                from the Funds for fiscal year    Janus Funds for calendar year
Name of Person, Position            ended October 31, 1995**       ended December 31, 1995***
-----------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman*                     $0                          $
James P. Craig, Trustee*+                       $0                          $
John W. Shepardson, Trustee                     $0                          $
William D. Stewart, Trustee                     $0                          $
Gary O. Loo, Trustee                            $0                          $
Dennis B. Mullen, Trustee                       $0                          $
Martin H. Waldinger, Trustee                    $0                          $
-----------------------------------------------------------------------------------------------

* An interested person of the Funds and of Janus Capital. Compensated by Janus Capital and not the Funds.
** For the fiscal year ended October 31, 1995, Janus Capital paid the Trustees' expenses.
*** As of December 31, 1995, Janus Funds consisted of two registered investment companies comprised of a total of 26 funds.
+    Mr. Craig became a Trustee as of June 30, 1995.



--------------------------------------------------------------------------------
# Member of the Executive Committee.

PURCHASE OF SHARES

     As stated in the Prospectus, Janus Distributors is a distributor of the Funds' shares. Shares are sold at the net asset value per share as determined at the close of the regular trading session of the New York Stock Exchange (the "NYSE" or the "Exchange") next occurring after a purchase order is received and accepted by a Fund. As stated in the Prospectus, the Funds each seek to maintain a stable net asset value per share of $1.00. The Shareholder's Manual Section of the Prospectus contains detailed information about the purchase of Shares.

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

     If investors do not elect in writing or by phone to receive their dividends and distributions in cash, all income dividends and capital gains distributions, if any, on Shares are reinvested automatically in additional Shares of that Fund at the NAV determined on the first business day following the record date. Checks for cash dividends and distributions and confirmations of reinvestments are usually mailed to shareholders within ten days after the record date. Any election (which may be made on the New Account Application form or by phone) will apply to dividends and distributions the record dates of which fall on or after the date that a Fund receives such notice. Investors receiving cash distributions and dividends may elect in writing or by phone to change back to automatic reinvestment at any time.

REDEMPTION OF SHARES

     Procedures for redemption of Shares are set forth in the Shareholder's Manual section of the Prospectus. Shares normally will be redeemed for cash, although each Fund retains the right to redeem Shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem Shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, their Fund will have the option of redeeming the excess in cash or in kind. If Shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

     The right to require the Funds to redeem Shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed except for holidays and weekends, (2) the Securities and Exchange Commission permits such suspension and so orders, or (3) an emergency exists as determined by the Securities and Exchange Commission so that disposal of securities or determination of NAV is not reasonably practicable.

SHAREHOLDER ACCOUNTS

     Detailed information about the general procedures for shareholder accounts and specific types of accounts is set forth in the Prospectus. Applications for specific types of accounts may be obtained by calling the Funds at 1-800-525-3713 or writing to the Funds at P.O. Box 173375, Denver, Colorado 80217-3375.

SYSTEMATIC WITHDRAWALS

     As stated in the Shareholder's Manual section of the Prospectus, if you have a regular account or are eligible for normal distributions from a retirement plan, you may establish a systematic withdrawal program. The payments will be made from the proceeds of periodic redemptions of Shares in the account at the net asset value. Depending on the size or frequency of the disbursements requested, and the fluctuation in value of the Shares in the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account. Either an investor or their Fund, by written notice to the other, may terminate the investor's systematic withdrawal program without penalty at any time.

     Information about requirements to establish a systematic withdrawal program may be obtained by writing or calling the Funds at the address or phone number shown above.

RETIREMENT PLANS

     The Funds offer several different types of tax-deferred retirement plans that an investor may establish to invest in Shares, depending on rules prescribed by the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"). The Individual Retirement Account ("IRA") may be used by most individuals who have taxable compensation. The Simplified Employee Pension ("SEP") and the Defined Contribution Plans may be used by most employers, including corporations, partnerships and sole proprietors, for the benefit of business owners and their employees. In addition, the Funds offer a Section 403(b)(7) Plan for employees of educational organizations and other qualifying tax-exempt organizations. Investors should consult their tax advisor or legal counsel before selecting a retirement plan.


     Contributions under IRAs, SEPs, Defined Contribution Plans (Profit Sharing or Money Purchase Pension Plans) and Section 403(b)(7) Plans are subject to specific contribution limitations. Generally, such contributions may be invested at the direction of the participant. The investment is then held by Investors Fiduciary Trust Company ("IFTC") as custodian. Each participant's account is charged an annual fee of $12, including any account with any of the Janus Funds. There is a maximum annual fee of $24 per taxpayer identification number.


     Distributions from retirement plans are generally subject to ordinary income tax and may be subject to an additional 10% tax if withdrawn prior to age 59 1/2. Several exceptions to the general rule may apply. However, shareholders must start withdrawing retirement plan assets no later than April 1 of the year after they reach age 70 1/2. Several methods exist to determine the amount of the minimum annual distribution. Shareholders should consult with their tax advisor or legal counsel prior to receiving any distribution from any retirement plan, in order to determine the income tax impact of any such distribution.

     To receive additional information about IRAs, SEPs, Defined Contribution Plans and Section 403(b)(7) Plans along with the necessary materials to establish an account, please call the Funds at 1-800-525-3713 or write to the Funds at P.O. Box 173375, Denver, Colorado 80217-3375. No contribution to an IRA, SEP, Defined Contribution Plan or Section 403(b)(7) Plan can be made until the appropriate forms to establish any such plan have been completed.

DIVIDENDS AND TAX STATUS


     Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared at the end of the preceding month and on the first business day of a month. A shareholder may receive dividends in cash or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a day on which the Funds calculate their net asset value will receive that day's dividend if the purchase is effected at or prior to 3:00 p.m. (New York time) for Janus Money Market Fund and Janus Government Money Market Fund and 12:00 p.m. (New York time) for Janus Tax-Exempt Money Market Fund. Otherwise, such Shares will begin to accrue dividends on the following day. Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 4:00 p.m. (New York time) on the day of receipt and such Shares will begin to accrue dividends on the first business day following receipt of the order. Requests for redemption of Shares of a Fund will be redeemed at the next determined net asset value. If processed by 4:00 p.m. (New York time) such redemption will generally include dividends declared through the day of redemption. However, redemption requests made by wire that are received prior to 3:00 p.m. (New York time) for Janus Money Market Fund and Janus Government Money Market Fund and 12:00 p.m. (New York time) for Janus Tax-Exempt Money Market Fund will result in Shares being redeemed that day and no dividend will be accrued for such day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. If shares of a Fund were originally purchased by check or through an Automated Clearing House transaction, the Fund may delay transmittal of redemption proceeds up to 15 days in order to ensure that purchase funds have been collected. Closing times for purchase and redemption of Shares may be changed for days in which the bond market or the New York Stock Exchange close early.


     Distributions  for all of the Funds (except Janus  Tax-Exempt  Money Market
Fund) are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received in cash or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year. As described in detail in the Prospectus, Janus Tax-Exempt Money Market Fund anticipates that substantially all income dividends it pays will be exempt from federal income tax, although dividends attributable to interest on taxable investments, together with distributions from any net realized short- or long-term capital gains, are taxable.

     The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Code.

PRINCIPAL SHAREHOLDERS


     As of December 1, 1995, the officers and Trustees of the Funds as a group owned less than 1% of the outstanding shares of each of the Funds. To the knowledge of the Funds, no other person owned more than 5% of the outstanding Shares of any Fund as of the above date.


MISCELLANEOUS INFORMATION


     Each Fund is a series of the Trust, a Massachusetts business trust that was created on February 11, 1986. The Trust is an open-end management investment company registered under the 1940 Act. As of the date of this SAI, the Trust consists of 18 separate series, three of which currently offer two classes of shares. The Funds were added to the Trust as separate series on December 9, 1994.


     Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

     Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held liable for the obligations of their Fund. However, the Agreement and Declaration of Trust (the "Declaration of Trust") disclaims shareholder liability for acts or obligations of the Funds and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Declaration of Trust also provides for indemnification from the assets of the Funds for all losses and expenses of any Fund shareholder held liable for the obligations of their Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of one of the Funds is limited to circumstances in which their Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Funds to avoid, to the extent possible, liability of shareholders for liabilities of their Fund.

SHARES OF THE TRUST

     The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of each Fund are fully paid and nonassessable when issued. All shares of a Fund participate equally in dividends and other distributions by such Fund, and in residual assets of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion or subscription rights.


     The Trust is authorized to issue multiple classes of shares for each Fund. Currently, Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund each offer two classes of shares. The Shares discussed in this SAI are offered to the general public. A second class of shares, Institutional Shares, is offered only to clients meeting certain minimum investment criteria.


VOTING RIGHTS


     The present Trustees were elected at a meeting of shareholders held on July 10, 1992 with the exception of Mr. Craig who was appointed by the Trustees as of June 30, 1995. Under the Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his earlier death, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Declaration of Trust or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Declaration of Trust, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Declaration of Trust, the Trust's Bylaws or the Trustees.

     Each share of each series of the Trust has one vote (and fractional votes for fractional shares). Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees. Each series or class of the Trust will vote separately only with respect to those matters that affect only that series or class or if the interest of the series or class in the matter differs from the interests of other series or classes of the Trust.


INDEPENDENT ACCOUNTANTS


     Price Waterhouse LLP, 950 Seventeenth Street, Suite 2500, Denver, Colorado 80202, independent accountants for the Funds, audit the Funds' annual financial statements and prepare their tax returns.

REGISTRATION STATEMENT

     The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS


     The following audited financial statements of the Funds for the period ended October 31, 1995 are hereby incorporated into this SAI by reference to the Funds' Annual Report dated October 31, 1995. A copy of such report accompanies this SAI.

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT

     Schedules of Investments as of October 31, 1995
     Statements of  Operations  for the period  February 15, 1995 to October 31,
          1995
     Statements of Assets and Liabilities as of October 31, 1995
     Statements of Changes in Net Assets  for the period  February  15,  1995 to
          October 31, 1995
     Financial  Highlights for Investor  Shares for the period February 15, 1995 to October 31, 1995
     Notes to Financial Statements
     Report of Independent Accountants

     The portions of such Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS

MOODY'S AND STANDARD AND POOR'S

MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

     The two highest ratings of Standard & Poor's Ratings Services ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

     The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

SHORT-TERM MUNICIPAL LOANS

     S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

     Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

OTHER SHORT-TERM DEBT SECURITIES

     Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH

F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.

F-2            Good  credit   quality.   Issues  assigned  this  rating  have  a
               satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 ratings.

DUFF & PHELPS INC.

Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

THOMSON BANKWATCH, INC.

TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4          The  lowest   rating   category;   this  rating  is  regarded  as
               non-investment grade and therefore speculative.

IBCA, INC.

A1+            Obligations   supported  by  the  highest   capacity  for  timely
               repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

A2             Obligations supported by a good capacity for timely repayment.

A3 Obligations supported by a satisfactory capacity for timely repayment.

B Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

C Obligations for which there is a high risk of default or which are currently in default.

APPENDIX B
DESCRIPTION OF MUNICIPAL SECURITIES

     Municipal Notes generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

     1. Project Notes, which carry a U.S. government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban
Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

     2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

     3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

     4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

     5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association ("Fannie Mae") or the Government National Mortgage Association ("Ginnie Mae").

     6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

     Municipal  Bonds,  which meet longer term capital needs and generally  have
maturities   of  more  than  one  year  when   issued,   have  three   principal
classifications:

     1. General Obligation Bonds are issued by such entities as states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

     2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds, such as public housing or redevelopment authorities, and special districts, such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

     In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

     Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

     While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.

     Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenues bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

     Other Municipal Obligations, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus.

     Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for Federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

                                     [LOGO]

                             JANUS INVESTMENT FUND


                              100 Fillmore Street
                             Denver, CO 80206-4923
                                 (800) 29JANUS

                      STATEMENT OF ADDITIONAL INFORMATION
                               February 18, 1996






                            JANUS MONEY MARKET FUND

                       JANUS GOVERNMENT MONEY MARKET FUND

                       JANUS TAX-EXEMPT MONEY MARKET FUND

                              Institutional Shares



     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Institutional Shares (the "Shares") of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund (individually, a "Fund" and, collectively, the "Funds"). The Funds are each a separate series of Janus Investment Fund, a Massachusetts business trust (the "Trust"). Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies, and is managed separately by Janus Capital Corporation ("Janus Capital").


     This SAI is not a Prospectus and should be read in conjunction with the Prospectus dated February 18, 1996, which is incorporated by reference into this SAI and may be obtained from the Trust at the above phone number or address. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

                                                                            Page
--------------------------------------------------------------------------------
Investment Policies and Restrictions ......................................    3

Types of Securities and Investment Techniques .............................    4

Performance Data ..........................................................    7

Determination of Net Asset Value ..........................................    8

Investment Adviser and Administrator ......................................    8

Custodian, Transfer Agent and Certain Affiliations ........................   10

Portfolio Transactions and Brokerage ......................................   10

Officers and Trustees .....................................................   11

Purchase of Shares ........................................................   13

Redemption of Shares ......................................................   13


Retirement Plans ..........................................................   13


Shareholder Accounts ......................................................   13

Dividends and Tax Status ..................................................   14


Principal Shareholders and Significant Shareholders .......................   14


Miscellaneous Information .................................................   15

  Shares of the Trust .....................................................   15

  Voting Rights ...........................................................   15

  Independent Accountants .................................................   15

  Registration Statement ..................................................   15

Financial Statements ......................................................   16

Appendix A - Description of Securities Ratings ............................   17

Appendix B - Description of Municipal Securities ..........................   19
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS

INVESTMENT OBJECTIVES

     As discussed in the Prospectus, the investment objective of each of Janus Money Market Fund and Janus Government Money Market Fund is to seek maximum current income to the extent consistent with stability of capital. The investment objective of Janus Tax-Exempt Money Market Fund is to seek maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital. There can be no assurance that a Fund will achieve its investment objective or maintain a stable net asset value of $1.00 per share. The investment objectives of the Funds are not fundamental and may be changed by the Trustees of the Trust (the "Trustees") without shareholder approval.

INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS


     As indicated in the Prospectus, each Fund has adopted certain fundamental investment restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of Shares if a matter affects just that Fund or that class of Shares), or
(ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of Shares) are present or represented by proxy.

     As used in the restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government Securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act defines U.S. government securities as securities issued or guaranteed by the United States government, its agencies or instrumentalities and has been interpreted to include repurchase agreements collateralized and municipal securities refunded with escrowed U.S. government securities.


     The Funds have adopted the following fundamental policies:

     (1) With respect to 75% of its assets, a Fund may not purchase a security other than a U.S. Government Security, if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer or the Fund would own more than 10% of the outstanding voting securities of any single issuer. (As noted in the Prospectus, Janus Money Market Fund and Janus Government Money Market Fund are currently subject to the greater diversification standards of Rule 2a-7, which are not fundamental.)

     (2) A Fund may not purchase securities if more than 25% of the value of a Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government Securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

     (3) A Fund may not act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Fund.

     (4) A Fund may not lend any security or make any other loan if, as a result, more than 25% of a Fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

     (5) A Fund may not purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

     (6) A Fund may borrow money for temporary or emergency purposes (not for leveraging) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Fund's total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. Reverse repurchase agreements or the segregation of assets in connection with such agreements shall not be considered borrowing for the purposes of this limit.

     (7) Each Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as that Fund.

     Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

     (1) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid investments"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for certain securities such as securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

     (2) A Fund may not invest in the securities of another investment company, except to the extent permitted by the 1940 Act.

     (3) A Fund may not purchase securities on margin, or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

     (4) A Fund may not invest more than 5% of the value of its total assets in the securities of any issuer that has conducted continuous operations for less than three years, including operations of predecessors, except that this shall not affect the Fund's ability to invest in U.S. Government Securities, fully collateralized debt obligations, municipal obligations, securities that are rated by at least one nationally recognized statistical rating organization and securities guaranteed as to principal and interest by an issuer in whose securities the Fund could invest.

     (5) A Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

     (6) A Fund may not invest directly in interests in oil and gas or interests in other mineral exploration or development programs or leases; however, the Fund may own debt securities of companies engaged in those businesses.

     (7) A Fund may not invest in companies for the purpose of exercising control of management.

     For purposes of the Funds' restriction on investing in a particular industry, the Funds will rely primarily on industry classifications as published by Bloomberg L.P., subject to the exceptions noted in fundamental restriction number two above. To the extent that such classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the Securities and Exchange Commission.

TYPES OF SECURITIES AND INVESTMENT TECHNIQUES

     Each of the Funds may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

     Under Rule 2a-7, a Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government Securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. In the case of Janus Tax-Exempt Money Market Fund, up to 25% of its assets may be invested without regard to the foregoing limitations.

     Pursuant to Rule 2a-7,  each Fund  (except  Janus  Tax-Exempt  Money Market
Fund) will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities which are eligible securities that are not first-tier securities. However, a Fund (except for Janus Tax-Exempt Money Market Fund) may not invest in a second-tier security if immediately after the acquisition thereof the Fund would have invested more than (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer, or (ii) five percent of its total assets in second-tier securities.

     The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

PARTICIPATION INTERESTS

     Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolio. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

VARIABLE AND FLOATING RATE NOTES


     Janus Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.


MORTGAGE- AND ASSET-BACKED SECURITIES

     The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers.

     Interests in pools of mortgage-backed securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments which consist of interest and, in most cases, principal. In effect, these payments are a
"pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.

     As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

     The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. government. The Government National Mortgage Association ("GNMA") is the principal federal government guarantor of mortgage-backed securities. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages which are insured by the Federal Housing Administration or the Farmers Home Administration or are guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. government. GNMA pass-through securities are considered to be riskless with respect to default in that (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. government, regardless of whether or not payments have been made on the underlying mortgages. GNMA pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's GNMA securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

     Residential mortgage loans are pooled also by the Federal Home Loan Mortgage Corporation ("FHLMC"). FHLMC is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues participation certificates ("PCs") which represent interests in mortgages from FHLMC's national portfolio. The mortgage loans in FHLMC's portfolio are not U.S. government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. FHLMC guarantees the timely payment of interest and ultimate collection of principal on FHLMC PCs; the U.S. government does not guarantee any aspect of FHLMC PCs.

     The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/servicers which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. FNMA guarantees the timely payment of principal and interest on the pass-through securities issued by FNMA; the U.S. government does not guarantee any aspect of the FNMA pass-through securities.

     The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs") which are collateralized by mortgage-backed securities issued by GNMA, FHLMC or FNMA or by pools of conventional mortgages.

     Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

REVERSE REPURCHASE AGREEMENTS

     Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities.

     Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

     Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Funds' custodian will segregate cash or high quality liquid assets in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the segregated securities or from other available sources of cash. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value.

MUNICIPAL LEASES

     Janus Money Market Fund and Janus Tax-Exempt Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. A Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

     In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

     Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Funds, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of a Fund.

PERFORMANCE DATA

     A Fund may provide current annualized and effective annualized yield quotations based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns.

     In performance advertising, the Funds may compare their Shares' performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., or CDC/Wiesenberger, Donoghue's Money Fund Report or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Funds may also compare their Shares' performance information with the performance of recognized stock, bond and other indices, including but not limited to the Municipal Bond Buyers Indices, the Salomon Brothers Bond Index, the Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds may refer to general market performance over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). The Funds may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

     Any current yield quotation of the Shares which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period. Current yield shall be calculated by (a) determining the net change during a seven calendar day period in the value of a hypothetical account having a balance of one Share at the beginning of the period, (b) dividing the net change by the value of the account at the beginning of the period to obtain a base period return, and (c) multiplying the quotient by 365/7 (i.e., annualizing).

For this purpose, the net change in account value will reflect the value of additional Shares purchased with dividends declared on the original Share and dividends declared on both the original Share and any such additional Shares, but will not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, the Shares may advertise effective yield quotations. Effective yield quotations are calculated by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result (i.e., compounding).

     Janus Tax-Exempt Money Market Fund's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal such Shares' yield after taxes. Tax equivalent yields are calculated by dividing Janus Tax-Exempt Money Market Fund's yield by one minus the stated federal or combined federal and state tax rate. If only a portion of the Shares' yield is tax-exempt, only that portion is adjusted in the calculation.


     The Shares' current yield and effective yield for the seven-day period ended October 31, 1995 is shown below:



                                                              Seven-day       Effective
Fund Name                                                        Yield     Seven-day Yield
------------------------------------------------------------------------------------------
Janus Money Market Fund - Institutional Shares                   5.82%          5.99%
Janus Government Money Market Fund - Institutional Shares        5.75%          5.92%
Janus Tax-Exempt Money Market Fund - Institutional Shares*       3.87%          3.94%
------------------------------------------------------------------------------------------


*Janus Tax-Exempt Money Market Fund Institutional Shares' tax-equivalent yield for the seven-day period ended October 31, 1995 was 5.37%.

     Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Shares. Also, Processing Organizations may charge their customers direct fees in connection with an investment in a Fund, which will have the effect of reducing the Fund's net yield to those shareholders. The yield on a class of Shares is not fixed or guaranteed, and an investment in the Shares is not insured. Accordingly, yield information may not necessarily be used to compare Shares with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. In addition, because investments in the Funds are not insured or guaranteed, yield on the Shares may not necessarily be used to compare the Shares with investment alternatives which are insured or guaranteed.

DETERMINATION OF NET ASSET VALUE

     Pursuant to the rules of the Securities and Exchange Commission, the Trustees have established procedures to stabilize each Fund's net asset value at $1.00 per Share. These procedures include a review of the extent of any deviation of net asset value per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of Shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per Share as determined by using available market quotations. Each Fund i) will maintain a dollar-weighted average portfolio maturity of 90 days or less; ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days;
iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

INVESTMENT ADVISER AND ADMINISTRATOR


     As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4923. Each
Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments. The Funds have each agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of .20% of the average daily net assets of each Fund. However, Janus Capital has agreed to waive .10% of the advisory fee through June 16, 1996. In addition, the Funds pay brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.


     On  behalf  of the  Shares,  each of the  Funds  has also  entered  into an
Administration Agreement with Janus Capital. Under the terms of the Administration Agreements, each of the Funds has agreed to compensate Janus Capital for administrative services at the annual rate of .15% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, net asset value determination and fund accounting, recordkeeping, and blue sky registration and monitoring services, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not affiliated with Janus Capital, audit fees and expenses, and extraordinary costs. For at least the period ending June 16, 1996, Janus Capital has agreed to waive a portion of the administration fee, and accordingly the effective rate for calculating the administration fee payable by the Shares will be .05% for that period.


     The following table summarizes the advisory fees and administration fees paid by the Shares for the period from April 14, 1995 to October 31, 1995:

                                                               Advisory           Advisory         Administration    Administration
                                                              Fees Prior         Fees After          Fees Prior        Fees After
Fund Name                                                      to Waiver           Waiver            to Waiver           Waiver
-----------------------------------------------------------------------------------------------------------------------------------
Janus Money Market Fund - Institutional Shares                 $219,620            $109,810            $164,715         $ 54,905
Janus Government Money Market Fund - Institutional Shares      $ 26,850            $ 13,426            $ 20,138         $  6,712
Janus Tax-Exempt Money Market Fund - Institutional Shares      $  1,210            $    605            $    907         $    302
-----------------------------------------------------------------------------------------------------------------------------------


     The Advisory Agreements for each Fund became effective on December 9, 1994 and will continue in effect until June 16, 1996, and thereafter from year to year so long as such continuance is approved annually by a majority of the Trustees who are not parties to the Advisory Agreements or interested persons of any such party, and by either a majority of the Funds' outstanding voting shares or the Trustees. Each Advisory Agreement i) may be terminated without the payment of any penalty by any Fund or Janus Capital on 60 days' written notice;
ii) terminates automatically in the event of its assignment; and iii) generally, may not be amended without the approval of a majority of the Trustees of the affected Fund, including the Trustees who are not interested persons of that Fund or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.


     Janus Capital also performs investment advisory services for other mutual funds, and for individual, charitable, corporate and retirement accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.


     Each account managed by Janus Capital has its own investment objective and is managed in accordance with that objective by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

     As indicated in the Prospectus, Janus Capital permits investment and other personnel to purchase and sell securities for their own accounts in accordance with a Janus Capital policy regarding personal investing by directors, officers and employees of Janus Capital and the Funds. The policy requires investment personnel and officers of Janus Capital, inside directors of Janus Capital and the Funds and other designated persons deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Funds.

     In addition to the pre-clearance requirement described above, the policy subjects investment personnel, officers and directors/Trustees of Janus Capital and the Funds to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with Janus Capital's policy. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

     The provisions of the policy are administered by and subject to exceptions authorized by Janus Capital.

     Kansas City Southern Industries, Inc., a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services ("KCSI"), owns approximately 83% of Janus Capital. Thomas
H. Bailey, the President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

CUSTODIAN, TRANSFER AGENT AND CERTAIN AFFILIATIONS

     United Missouri Bank, N.A., P.O. Box 419226, Kansas City, Missouri 64141-6226, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.


     Janus Service Corporation ("Janus Service"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Service provides certain other administrative, recordkeeping and shareholder relations services to the Funds. The Funds do not pay Janus Service a fee.

     Janus Distributors, Inc. ("Janus Distributors"), 100 Fillmore Street, Denver, Colorado 80206, a wholly-owned subsidiary of Janus Capital, is a distributor of the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "Exchange Act") and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their shares in all states in which the shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Funds' shares and accepts orders at net asset value. No sales charges are paid by investors. Promotional expenses in connection with offers and sales of shares are paid by Janus Capital.


     Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Funds or which performed services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. The Advisory Agreements specifically provide that in placing portfolio transactions for the Funds, Janus Capital may agree to pay brokerage commissions for effecting a securities transaction in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Exchange Act.


     In  selecting  brokers and dealers and in  negotiating  commissions,  Janus
Capital considers a number of factors, including but not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; and research products or services provided. These research and other services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities and access to third party publications, computer and electronic equipment and software. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts.

     For the period from April 14, 1995 to October 31, 1995, the Funds did not incur any brokerage commissions. Brokerage commissions are not normally charged on the purchase and sale of money market instruments.

     Janus Capital may use research products and services in servicing other accounts in addition to the Funds. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.


     Janus Capital may consider sales of Shares by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Shares as a factor in the selection of broker-dealers to execute Fund portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for a Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

     When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

OFFICERS AND TRUSTEES

     The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.


Thomas H. Bailey*# - Trustee, Chairman and President
100 Fillmore Street
Denver, CO 80206-4923
     Trustee, Chairman and President of Janus Aspen Series. Chairman, Director and President of Janus Capital. Chairman and Director of IDEX Management, Inc., Largo, Florida (50% subsidiary of Janus Capital and investment adviser to a group of mutual funds) ("IDEX").

James P. Craig, III*# - Trustee and Executive Vice President
100 Fillmore Street
Denver, CO 80206-4923
     Trustee  and  Executive  Vice  President  of  Janus  Aspen  Series.   Chief
     Investment Officer, Vice President and Director of Janus Capital. Executive Vice President and Portfolio Manager of Janus Fund series of the Trust.

Sharon S. Pichler* - Executive Vice President and Portfolio Manager
100 Fillmore Street
Denver, CO 80206-4923
     Executive Vice President of Janus Money Market Fund, Janus Tax-Exempt Money Market Fund and Janus Government Money Market Fund series of the Trust. Vice President of Janus Capital. Formerly, Assistant Vice President and Portfolio Manager at USAA Investment Management Co. (1990-1994) and teaching associate at The University of Texas at San Antonio (1984-1990).

David C. Tucker* - Vice President and General Counsel
100 Fillmore Street
Denver, CO 80206-4923
     Vice President and General Counsel of Janus Aspen Series. Vice President, Secretary and General Counsel of Janus Capital. Vice President, General Counsel and Director of Janus Service and Janus Distributors. Director, Vice President and Secretary of Janus Capital International Ltd.

Steven R. Goodbarn* - Vice President and Chief Financial Officer
100 Fillmore Street
Denver, CO 80206-4923
     Vice President and Chief Financial Officer of Janus Aspen Series. Vice President of Finance and Chief Financial Officer of Janus Service, Janus Distributors and Janus Capital. Director of IDEX and Janus Distributors. Director, Treasurer and Vice President of Finance of Janus Capital International Ltd. Formerly (1979 to 1992), with the accounting firm of Price Waterhouse LLP, Denver, Colorado, and Kansas City, Missouri.

Glenn P. O'Flaherty* - Treasurer and Chief Accounting Officer
100 Fillmore Street
Denver, CO 80206-4923
     Treasurer and Chief Accounting Officer of Janus Aspen Series. Director of Fund Accounting of Janus Capital. Formerly (1990-1991), with The Boston Company Advisors, Inc., Boston Massachusetts (mutual fund administration services).

Kelley Abbott Howes* - Secretary
100 Fillmore Street
Denver, CO 80206-4923
     Secretary of Janus Aspen Series. Associate Counsel of Janus Capital. Formerly (1990 to 1994), with The Boston Company Advisors, Inc.


John W. Shepardson# - Trustee
910 16th Street, Suite 222
Denver, CO 80202
     Trustee of Janus Aspen Series. Historian.


--------------------------------------------------------------------------------
* Interested person of the Trust and of Janus Capital.
# Member of the Executive Committee.

William D. Stewart# - Trustee
5330 Sterling Drive
Boulder, CO 80302
     Trustee of Janus Aspen Series. President of HPS Corporation, Boulder, Colorado (manufacturer of vacuum fittings and valves).

Gary O. Loo - Trustee
102 N. Cascade Avenue, Suite 500
Colorado Springs, CO 80903
     Trustee of Janus Aspen Series. President and a Director of High Valley Group, Inc., Colorado Springs, Colorado (investments) since 1987.

Dennis B. Mullen - Trustee
1601 114th Avenue, SE
Alderwood Building, Suite 130
Bellevue, WA 98004
     Trustee of Janus Aspen Series. President and Chief Executive Officer of BC Northwest, L.P., a franchise of Boston Chicken, Inc., Bellevue, Washington (restaurant chain). Formerly (1982 to 1993), Chairman, President and Chief Executive Officer of Famous Restaurants, Inc., Scottsdale, Arizona (restaurant chain).

Martin H. Waldinger - Trustee
4940 Sandshore Court
San Diego, CA 92130
     Trustee of Janus Aspen Series. Private Consultant and Director of Run Technologies, Inc., a software development firm, San Carlos, California. Formerly (1989 to 1993), President and Chief Executive Officer of Bridgecliff Management Services, Campbell, California (a condominium association management company).

     The Trustees are responsible for major decisions relating to each Fund's objective, policies and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.

     The Executive Committee of the Trustees shall have and may exercise all the powers and authority of the Board except for matters requiring action by the whole Board pursuant to the Trust's Bylaws or Declaration of Trust, Massachusetts Law or the 1940 Act.


     The Money Market Funds Committee, consisting of Messrs. Craig, Shepardson, Loo and Waldinger, monitors the compliance with policies and procedures adopted particularly for money market funds.


     The following table shows the aggregate compensation paid to each Trustee by the Funds described in this SAI and all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds") for the periods indicated. None of the Trustees receive any pension or retirement benefits from the Funds or the Janus Funds.


                                        Aggregate Compensation            Total Compensation from the
                                     from the Funds for fiscal year      Janus Funds for calendar year
Name of Person, Position                ended October 31, 1995**           ended December 31, 1995***
------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman*                        $0                                    $
James P. Craig, Trustee*+                          $0                                    $
John W. Shepardson, Trustee                        $0                                    $
William D. Stewart, Trustee                        $0                                    $
Gary O. Loo, Trustee                               $0                                    $
Dennis B. Mullen, Trustee                          $0                                    $
Martin H. Waldinger, Trustee                       $0                                    $
------------------------------------------------------------------------------------------------------

* An interested person of the Funds and of Janus Capital. Compensated by Janus Capital and not the Funds.
** For the fiscal year ended October 31, 1995, Janus Capital paid the Trustees' expenses.
*** As of December 31, 1995, Janus Funds consisted of two registered investment companies comprised of a total of 26 funds.
+    Mr. Craig became a Trustee as of June 30, 1995.



--------------------------------------------------------------------------------
# Member of the Executive Committee.

PURCHASE OF SHARES

     As stated in the Prospectus, Janus Distributors is a distributor of the Funds' shares. Shares are sold at the net asset value per share as determined at the close of the regular trading session of the New York Stock Exchange (the "NYSE" or the "Exchange") next occurring after a purchase order is received and accepted by a Fund. As stated in the Prospectus, the Funds each seek to maintain a stable net asset value per share of $1.00. The Shareholder's Guide Section of the Prospectus contains detailed information about the purchase of Shares.

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

     If investors do not elect in writing or by phone to receive their dividends and distributions via wire transfer, all income dividends and capital gains distributions, if any, on Shares are reinvested automatically in additional Shares of that Fund at the NAV determined on the first business day following the record date. Any such election (which may be made on the Application or by phone) will apply to dividends and distributions the record dates of which fall on or after the date that a Fund receives such notice. Investors receiving distributions and dividends via wire transfer may elect in writing or by phone to change back to automatic reinvestment at any time.

REDEMPTION OF SHARES


     Procedures for redemption of Shares are set forth in the Shareholder's Guide section of the Prospectus. Shares normally will be redeemed for cash (via wire), although each Fund retains the right to redeem Shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem Shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, their Fund will have the option of redeeming the excess in cash or in kind. If Shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.


     The right to require the Funds to redeem Shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed except for holidays and weekends, (2) the Securities and Exchange Commission permits such suspension and so orders, or (3) an emergency exists as determined by the Securities and Exchange Commission so that disposal of securities or determination of NAV is not reasonably practicable.


RETIREMENT PLANS

     The Funds offer tax-deferred retirement plans for rollover accounts in excess of $250,000. The Individual Retirement Account ("IRA") may be used by individuals who meet the above requirement.

     Contributions under IRAs are subject to specific contribution limitations. Generally, such contributions may be invested at the direction of the participant. The investment is then held by Investors Fiduciary Trust Company ("IFTC") as custodian. Each participant's account is charged an annual fee of $12, including any account with any of the Janus Funds. There is a maximum annual fee of $24 per taxpayer identification number.

     Distributions from retirement plans are generally subject to ordinary income tax and may be subject to an additional 10% tax if withdrawn prior to age 59 1/2. Several exceptions to the general rule may apply. However, shareholders must start withdrawing retirement plan assets no later than April 1 of the year after they reach age 70 1/2. Several methods exist to determine the amount of the minimum annual distribution. Shareholders should consult with their tax advisor or legal counsel prior to receiving any distribution from any retirement plan, in order to determine the income tax impact of any such distribution.

     To receive additional information about IRAs along with the necessary materials to establish an account, please call the Funds at 1-800-525-3713 or write the Funds at P.O. Box 173375, Denver, CO 80217-3375. No contribution to any IRA can be made until the appropriate forms to establish any such plan have been completed.


SHAREHOLDER ACCOUNTS


     Detailed information about the general procedures for shareholder accounts is set forth in the Prospectus. Applications to open accounts may be obtained by calling the Funds at 1-800-29JANUS or writing to the Funds at 100 Fillmore Street, Denver, Colorado 80206-4923, Attention: Extended Services.

DIVIDENDS AND TAX STATUS


     Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are declared at the end of the preceding month and paid on the first business day of a month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a day on which the Funds calculate their net asset value will receive that day's dividend if the purchase is effected at or prior to 3:00 p.m. (New York time) for Janus Money Market Fund and Janus Government Money Market Fund and 12:00 p.m. (New York time) for Janus Tax-Exempt Money Market Fund. Otherwise, such Shares will begin to accrue dividends on the first business day following receipt of the order. Requests for redemption of Shares will be redeemed at the next determined net asset value. Redemption requests made by wire that are received prior to 3:00 p.m. (New York time) for Janus Money Market Fund and Janus Government Money Market Fund and 12:00 p.m. (New York time) for Janus Tax-Exempt Money Market Fund will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days in which the market or the New York Stock Exchange close early.


     Distributions  for all of the Funds (except Janus  Tax-Exempt  Money Market
Fund) are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year. As described in detail in the Prospectus, Janus Tax-Exempt Money Market Fund anticipates that substantially all income dividends it pays will be exempt from federal income tax, although dividends attributable to interest on taxable investments, together with distributions from any net realized short- or long-term capital gains, are taxable.

     The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code of 1986.


PRINCIPAL SHAREHOLDERS AND SIGNIFICANT SHAREHOLDERS

     As of December 1, 1995, the Fund's officers and Trustees as a group owned less than 1% of the outstanding Shares.

     As of December 1, 1995, the following institutions owned more than 5% of Janus Money Market Fund - Institutional Shares:

Institution                             Address                                               Ownership %
---------------------------------------------------------------------------------------------------------
GE Capital                              570 Lexington Avenue, 11th Floor,                           5.47%
                                        New York, NY 10022-6824
Western Digital Corporation             8150 Irvine Drive, Irvine, CA 92718                         7.94%
Pacificare of California                5995 Plaza Drive, Cypress, CA 90630-5028                   24.12%
Wells Fargo Institutional Trust         45 Fremont Street, San Francisco, CA 94105-2204             9.82%
Janus Fund*                             100 Fillmore Street, Denver, CO 80206-4923                  6.93%
Janus Mercury Fund*                     100 Fillmore Street, Denver, CO 80206-4923                  6.93%
---------------------------------------------------------------------------------------------------------

     As of December 1, 1995, the following institutions owned more than 5% of Janus Government Money Market Fund Institutional Shares:

Institution                             Address                                                Ownership %
---------------------------------------------------------------------------------------------------------
Western Digital Corporation             8105 Irvine Drive, Irvine, CA 92718                        35.23%
Rio Properties, Inc.                    P.O. Box 14160, Las Vegas, NV 89114-4160                   15.56%
Janus Venture Fund*                     100 Fillmore Street, Denver, CO 80206-4923                  5.97%
Janus Mercury Fund*                     100 Fillmore Street, Denver, CO 80206-4923                 14.91%
Janus Worldwide Fund*                   100 Fillmore Street, Denver, CO 80206-4923                 13.42%
---------------------------------------------------------------------------------------------------------

     As of December 1, 1995, Thomas F. Marsico, 100 Fillmore Street, Denver, CO 80206-4923, owned 41.66% and The Gap, Inc., 900 Cherry Avenue, San Bruno, CA 94066-3909, owned 58.34% of Janus Tax-Exempt Money Market Fund - Institutional Shares.


--------------------------------------------------------------------------------
*These shareholders own 5% or less of the total shares (Institutional Shares and Investor Shares combined) of the Fund in compliance with Section 12(d)(1) of The Investment Company Act of 1940.

MISCELLANEOUS INFORMATION


     Each Fund is a series of the Trust, a Massachusetts Business Trust that was created on February 11, 1986. The Trust is an open-end management investment company registered under the 1940 Act. As of the date of this SAI, the Trust consists of 18 separate series, three of which currently offer two classes of Shares. The Funds were added to the Trust as separate series on December 9, 1994.


     Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

     Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held liable for the obligations of their Fund. However, the Agreement and Declaration of Trust (the "Declaration of Trust") disclaims shareholder liability for acts or obligations of the Funds and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Declaration of Trust also provides for indemnification from the assets of the Funds for all losses and expenses of any Fund shareholder held liable for the obligations of their Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of one of the Funds is limited to circumstances in which their Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Funds to avoid, to the extent possible, liability of shareholders for liabilities of their Fund.

SHARES OF THE TRUST

     The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of each Fund are fully paid and nonassessable when issued. All shares of a Fund participate equally in dividends and other distributions by such Fund, and in residual assets of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion or subscription rights.

     The Trust is authorized to issue multiple classes of shares for each Fund. Currently, Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund each offer two classes of shares. The Shares discussed in this SAI are offered only to individual, institutional and corporate clients meeting certain minimum investment criteria. A second class of shares, Investor Shares, is offered to the general public.

VOTING RIGHTS

     The present Trustees were elected at a meeting of the Trust's shareholders held on July 10, 1992, with the exception of Mr. Craig who was appointed by the Trustees as of June 30, 1995. Under the Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his earlier death, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Declaration of Trust or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Declaration of Trust, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Declaration of Trust, the Trust's Bylaws or the Trustees.


     Each share of each series of the Trust has one vote (and fractional votes for fractional shares). Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees. Each series or class of the Trust will vote separately only with respect to those matters that affect only that series or class or if the interest of the series or class in the matter differs from the interests of other series or classes of the Trust.


INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, 950 Seventeenth Street, Suite 2500, Denver, Colorado 80202, independent accountants for the Funds, audit the Funds' annual financial statements and prepare their tax returns.

REGISTRATION STATEMENT

     The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS

     The following audited financial statements of the Funds for the period ended October 31, 1995 are hereby incorporated into this SAI by reference to the Funds' Annual Report dated October 31, 1995. A copy of such report accompanies this SAI.

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT

     Schedules of Investments as of October 31, 1995
     Statements of  Operations  for the period  February 15, 1995 to October 31,
          1995
     Statements of Assets and Liabilities as of October 31, 1995
     Statements of Changes in Net Assets  for the period  February  15,  1995 to
          October 31, 1995*
     Financial Highlights for Institutional Shares for the period April 14, 1995 to October 31, 1995
     Notes to Financial Statements
     Report of Independent Accountants

     The portions of such Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.


--------------------------------------------------------------------------------
*Transactions in fund shares for the period April 14, 1995 to October 31, 1995.

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS

MOODY'S AND STANDARD & POOR'S

MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

     The two highest ratings of Standard & Poor's Ratings Services ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

     The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

SHORT TERM MUNICIPAL LOANS

     S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

     Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

OTHER SHORT-TERM DEBT SECURITIES

     Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH

F-1+ - Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 - Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.

F-2 -          Good  credit   quality.   Issues  assigned  this  rating  have  a
               satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 ratings.

DUFF & PHELPS INC.

Duff 1+ -      Highest  certainty  of  timely  payment.   Short-term  liquidity,
               including internal operating factors and/or ready access to alternative sources of funds, is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 - Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1- -      High certainty of timely  payment.  Liquidity  factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2 - Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

THOMSON BANKWATCH, INC.

TBW-1 - The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2 - The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 - The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 -        The  lowest   rating   category;   this  rating  is  regarded  as
               non-investment grade and therefore speculative.

IBCA, INC.

A1+ -          Obligations   supported  by  the  highest   capacity  for  timely
               repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

A2 -           Obligations supported by a good capacity for timely repayment.

A3 - Obligations supported by a satisfactory capacity for timely repayment.

B - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

C - Obligations for which there is a high risk of default or which are currently in default.

APPENDIX B
DESCRIPTION OF MUNICIPAL SECURITIES

     Municipal Notes generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

     1. Project Notes, which carry a U.S. government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban
Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

     2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

     3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

     4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

     5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association ("Fannie Mae") or the Government National Mortgage Association ("Ginnie Mae").

     6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

     Municipal  Bonds,  which meet longer term capital needs and generally  have
maturities   of  more  than  one  year  when   issued,   have  three   principal
classifications:

     1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

     2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds, such as public housing or redevelopment authorities, and special districts, such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

     In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

     3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

     While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.

     Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

     Other Municipal Obligations, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus.

     Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for Federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

                              JANUS INVESTMENT FUND
                           PART C - OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits

     List  all  financial   statements   and  exhibits  filed  as  part  of  the
Registration Statement.

     (a)(1) Financial Statements Included in the Prospectus:


               Financial Highlights for each of the following Funds (or classes thereof):

                    Janus Fund
                    Janus Twenty Fund
                    Janus Venture Fund
                    Janus Worldwide Fund
                    Janus Overseas Fund
                    Janus Enterprise Fund
                    Janus Mercury Fund
                    Janus Growth and Income Fund
                    Janus Balanced Fund
                    Janus Flexible Income Fund
                    Janus Intermediate Government Securities Fund
                    Janus Short-Term Bond Fund
                    Janus Federal Tax-Exempt Fund
                    Janus Money Market Fund - Investor Shares
                    Janus Government Money Market Fund - Investor Shares Janus Tax-Exempt Money Market Fund - Investor Shares Janus Money Market Fund - Institutional Shares
                    Janus Government Money Market Fund - Institutional Shares Janus Tax-Exempt Money Market Fund - Institutional Shares


     (a)(2)  Financial  Statements  included  in  the  Statement  of  Additional
             Information:


               The Financial Statements for each of the following Funds, included in the Annual Report dated October 31, 1995, are incorporated by reference into the Statement of Additional
               Information:

                    Janus Fund
                    Janus Twenty Fund
                    Janus Venture Fund
                    Janus Worldwide Fund
                    Janus Overseas Fund
                    Janus Enterprise Fund
                    Janus Mercury Fund
                    Janus Growth and Income Fund
                    Janus Balanced Fund
                    Janus Flexible Income Fund
                    Janus Intermediate Government Securities Fund
                    Janus Short-Term Bond Fund

                    Janus Federal Tax-Exempt Fund
                    Janus Money Market Fund - Investor Shares
                    Janus Government Money Market Fund - Investor Shares Janus Tax-Exempt Money Market Fund - Investor Shares Janus Money Market Fund - Institutional Shares
                    Janus Government Money Market Fund - Institutional Shares Janus Tax-Exempt Money Market Fund - Institutional Shares


     (b)  Exhibits:

               Exhibit 1          (a)  Agreement and Declaration of Trust, dated
                                       February 11, 1986 is incorporated  herein
                                       by    reference    to    Exhibit   1   to
                                       Post-Effective Amendment No. 30.

                                  (b) Certificate of Designation for Janus Growth and Income Fund is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 42.

                                  (c) Certificate of Designation for Janus Worldwide Fund is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 42.

                                  (d)  Certificate  of  Designation   for  Janus
                                       Twenty  Fund is  incorporated  herein  by
                                       reference   to  Exhibit   1(d)  to  Post-
                                       Effective Amendment No. 46.

                                  (e) Certificate of Designation for Janus Flexible Income Fund is incorporated herein by reference to Exhibit 1(e) to Post- Effective Amendment No. 46.

                                  (f) Certificate of Designation for Janus Intermediate Government Securities Fund is incorporated herein by reference to
                                       Exhibit 1(f) to Post-Effective  Amendment
                                       No. 46.

                                  (g) Certificate of Designation for Janus Venture Fund is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 47.

                                  (h) Certificate of Designation for Janus Enterprise Fund is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 48.

                                  (i) Certificate of Designation for Janus Balanced Fund is incorporated herein by reference to Exhibit 1(i) to Post-Effective Amendment No. 48.

                                  (j) Certificate of Designation for Janus Short-Term Bond Fund is incorporated herein by reference to Exhibit 1(j) to Post- Effective Amendment No. 48.

                                  (k) Certificate of Designation for Janus Federal Tax-Exempt Fund is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 54.

                                  (l) Certificate of Designation for Janus Mercury Fund is incorporated herein by reference to Exhibit 1(l) to Post-Effective Amendment No. 54.

                                  (m) Certificate of Designation for Janus Overseas Fund is incorporated herein by reference to Exhibit 1(m) to Post-Effective Amendment No. 60.

                                  (n) Form of Amendment to the Registrant's Agreement and Declaration of Trust is incorporated herein by reference to
                                       Exhibit 1(n) to Post-Effective  Amendment
                                       No. 62.

                                  (o) Form of Certificate of Designation for Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 1(o) to Post-Effective Amendment No. 62.

                                  (p) Form of Certificate of Designation for Janus High-Yield Fund and Janus Olympus Fund is incorporated herein by reference to Exhibit 1(p) to Post-Effective Amendment No. 68.


               Exhibit 2          (a)  Restated   Bylaws  are  filed  herein  as
                                       Exhibit 2(a).

                                  (b) First Amendment to the Bylaws is filed herein as Exhibit 2(b).


               Exhibit 3               Not Applicable.

               Exhibit 4          (a)  Specimen  Stock   Certificate  for  Janus
                                       Fund(1)   is   incorporated   herein   by
                                       reference     to    Exhibit    4(b)    to
                                       Post-Effective Amendment No. 42.

-------------------
(1) Outstanding certificates representing shares of predecessor entity to this series of the Trust are deemed to represent shares of this series.

                                  (b) Specimen Stock Certificate for Janus Growth and Income Fund is incorporated herein by reference to Exhibit 4(b) to Post-Effective Amendment No. 42.

                                  (c) Specimen Stock Certificate for Janus Worldwide Fund is incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 42.

                                  (d) Specimen Stock Certificate for Janus Twenty Fund(1) is incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 46.

                                  (e) Specimen Stock Certificate for Janus Flexible Income Fund(1) is incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 46.

                                  (f) Specimen Stock Certificate for Janus Intermediate Government Securities
                                       Fund(1)   is   incorporated   herein   by
                                       reference     to    Exhibit    4(f)    to
                                       Post-Effective Amendment No. 46.

                                  (g) Specimen Stock Certificate for Janus Venture Fund(1) is incorporated herein by reference to Exhibit 4(g) to Post-Effective Amendment 47.

                                  (h) Specimen Stock Certificate for Janus Enterprise Fund is incorporated herein by reference to Exhibit 4(h) to Post-Effective Amendment No. 48.

                                  (i) Specimen Stock Certificate for Janus Balanced Fund is incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 48.

                                  (j) Specimen Stock Certificate for Janus Short-Term Bond Fund is incorporated herein by reference to Exhibit 4(j) to Post- Effective Amendment No. 48.

                                  (k) Specimen Stock Certificate for Janus Federal Tax-Exempt Fund is incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 54.

                                  (l) Specimen Stock Certificate for Janus Mercury Fund is incorporated herein by reference to Exhibit 4(l) to Post-Effective Amendment No. 54.

-------------------
(1) Outstanding certificates representing shares of predecessor entity to this series of the Trust are deemed to represent shares of this series.

                                  (m) Specimen Stock Certificate for Janus Overseas Fund is incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 60.

                                  (n) Specimen Stock Certificates for Janus High-Yield Fund and Janus Olympus Fund are incorporated herein by reference to
                                       Exhibit 4(n) to Post-Effective  Amendment
                                       No. 68.

               Exhibit 5          (a)  Investment  Advisory  Agreement for Janus
                                       Fund is incorporated herein by reference to Exhibit 5 to Post- Effective Amendment No. 30.

                                  (b) Investment Advisory Agreement for Janus Growth and Income Fund and Janus Worldwide Fund is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 42.

                                  (c) Form of Investment Advisory Agreement for Janus Twenty Fund and Janus Venture Fund is incorporated herein by reference to
                                       Exhibit 5(c) to Post-Effective  Amendment
                                       No. 46.

                                  (d) Form of Investment Advisory Agreement for Janus Flexible Income Fund and Janus Intermediate Government Securities Fund is incorporated herein by reference to
                                       Exhibit 5(d) to Post-Effective  Amendment
                                       No. 46.

                                  (e) Form of Investment Advisory Agreement for Janus Enterprise Fund, Janus Balanced Fund and Janus Short- Term Bond Fund is incorporated herein by reference to
                                       Exhibit 5(e) to Post-Effective  Amendment
                                       No. 48.

                                  (f) Form of Investment Advisory Agreement for Janus Federal Tax-Exempt Fund and Janus Mercury Fund is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 54.

                                  (g) Form of Investment Advisory Agreement for Janus Overseas Fund is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 60.

                                  (h) Form of Investment Advisory Agreement for Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 64.

                                  (i) Form of Investment Advisory Agreement for Janus High- Yield Fund is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 70.

                                  (j) Form of Investment Advisory Agreement for Janus Olympus Fund is incorporated herein by reference to Exhibit 5(j) to Post-Effective Amendment No. 70.


               Exhibit 6               Form of  Distribution  Agreement  between
                                       Janus    Investment    Fund   and   Janus
                                       Distributors, Inc. is incorporated herein
                                       by    reference    to    Exhibit   6   to
                                       Post-Effective Amendment No. 57.

               Exhibit 7               Not Applicable.

               Exhibit 8          (a)  Custodian    Contract    between    Janus
                                       Investment Fund and State Street Bank and
                                       Trust Company is  incorporated  herein by
                                       reference     to    Exhibit    8(a)    to
                                       Post-Effective Amendment No. 32.

                                  (b) Amendment dated April 25, 1990 of State Street Custodian Contract is incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 40.

                                  (c) Letter Agreement dated February 1, 1991 regarding State Street Custodian Contract is incorporated herein by reference to
                                       Exhibit 8(c) to Post-Effective  Amendment
                                       No. 42.

                                  (d) Custodian Contract between Janus Investment Fund and Investors Fiduciary Trust Company is incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 42.

                                  (e) Letter Agreement dated October 9, 1992 regarding State Street Custodian Agreement is incorporated herein by
                                       reference     to    Exhibit    8(e)    to
                                       Post-Effective Amendment No. 52.

                                  (f) Letter Agreement dated April 28, 1993 regarding State Street Custodian Agreement is incorporated herein by
                                       reference     to    Exhibit    8(f)    to
                                       Post-Effective Amendment No. 60.

                                  (g) Letter Agreement dated April 4, 1994 regarding State Street Custodian Agreement is incorporated herein by
                                       reference     to    Exhibit    8(g)    to
                                       Post-Effective Amendment No. 64.

                                  (h) Form of Custody Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, Janus

                                       Government  Money  Market  Fund and Janus
                                       Tax-Exempt  Money Market Fund, and United
                                       Missouri  Bank,   N.A.  is   incorporated
                                       herein by reference to Exhibit 8(h) to Post- Effective Amendment No. 64.

                                  (i) Letter Agreement regarding State Street Custodian Agreement, with respect to Janus High-Yield Fund and Janus Olympus Fund will be filed by amendment.


                                  (j) Amendment dated October 11, 1995 of State Street Custodian Contract is filed herein as Exhibit 8(j).


               Exhibit 9          (a)  Transfer Agency  Agreement with Investors
                                       Fiduciary Trust Company is incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 42.

                                  (b) Subagency Agreement between Janus Service Corporation and Investors Fiduciary Trust Company is incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 42.

                                  (c) Form of Administration Agreement with Janus Capital Corporation for Janus Money Market Fund, Janus Government Money
                                       Market  Fund and Janus  Tax-Exempt  Money
                                       Market  Fund is  incorporated  herein  by
                                       reference     to    Exhibit    9(c)    to
                                       Post-Effective Amendment No. 64.

                                  (d) Transfer Agency Agreement dated December 9, 1994 with Janus Service Corporation for Janus Money Market Fund, Janus
                                       Government  Money  Market  Fund and Janus
                                       Tax-Exempt  Money  Market  Fund  filed as
                                       Exhibit 9(d) to Post-Effective  Amendment
                                       No. 64 is withdrawn.


                                  (e) Transfer Agency Agreement dated September 27, 1995 with Janus Service Corporation for Janus Money Market Fund, Janus
                                       Government   Money  Market  Fund,   Janus
                                       Tax-Exempt   Money  Market  Fund,   Janus
                                       High-Yield Fund and Janus Olympus Fund is
                                       incorporated   herein  by   reference  to
                                       Exhibit 9(e) to Post-Effective  Amendment
                                       No. 70.


               Exhibit 10         (a)  Opinion  and  Consent of  Messrs.  Davis,
                                       Graham & Stubbs with respect to shares of
                                       Janus  Fund  is  incorporated  herein  by
                                       reference    to   Exhibit   10   (a)   to
                                       Post-Effective Amendment No. 31.

                                  (b) Opinion and Consent of Fund Counsel with respect to shares of Janus Growth and Income Fund and Janus Worldwide Fund is incorporated herein by reference to
                                       Exhibit 10(b) to Post-Effective Amendment
                                       42.

                                  (c) Opinion and Consent of Fund Counsel with respect to shares of Janus Enterprise Fund, Janus Balanced Fund and Janus Short-Term Bond Fund is incorporated herein by reference to Exhibit 10(d) to Post-Effective Amendment No. 48.

                                  (d) Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Twenty Fund is incorporated herein by reference to Exhibit 10(e) to Post-Effective Amendment No. 49.

                                  (e) Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Venture Fund is incorporated herein by reference to Exhibit 10(f) to Post-Effective Amendment No. 49.

                                  (f) Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Flexible Income Fund is incorporated herein by reference to
                                       Exhibit   10(g)   to   Post-    Effective
                                       Amendment No. 49.

                                  (g) Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Intermediate Government Securities Fund is incorporated herein by reference to Exhibit 10(h) to Post-Effective Amendment No. 49.

                                  (h) Opinion and Consent of Fund Counsel with respect to shares of Janus Federal Tax-Exempt Fund and Janus Mercury Fund is incorporated herein by reference to
                                       Exhibit   10(i)   to   Post-    Effective
                                       Amendment No. 54.

                                  (i) Opinion and Consent of Fund Counsel with respect to shares of Janus Overseas Fund is incorporated herein by reference to
                                       Exhibit 10(i) to Post-Effective Amendment
                                       No. 60.

                                  (j) Opinion and Consent of Fund Counsel with respect to shares of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to
                                       Exhibit   10(j)   to   Post-    Effective
                                       Amendment No. 62.

                                  (k) Opinion and Consent of Fund Counsel with respect to Institutional Shares of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 10(k) to Post-Effective Amendment No. 65.

                                  (l) Opinion and Consent of Fund Counsel with respect to shares of Janus High-Yield Fund and Janus Olympus Fund is incorporated herein by reference to
                                       Exhibit   10(l)   to   Post-    Effective
                                       Amendment No. 68.


               Exhibit 11 Consent of Price Waterhouse LLP is filed herein as Exhibit 11.


               Exhibit 12              Not Applicable.

               Exhibit 13              Not Applicable.

               Exhibit 14         (a)  Model   Individual   Retirement  Plan  is
                                       incorporated   herein  by   reference  to
                                       Exhibit 14(a) to Post-Effective Amendment
                                       No. 57.

                                  (b) Model Defined Contribution Retirement Plan is incorporated herein by reference to Exhibit 14(b) to Post-Effective Amendment No. 41.

                                  (c) Model Section 403(b)(7) Plan is incorporated herein by reference to
                                       Exhibit 14(c) to Post-Effective Amendment
                                       No. 38.

               Exhibit 15              Not Applicable.

               Exhibit 16         (a)  Computation    of   Total    Return    is
                                       incorporated   herein  by   reference  to
                                       Exhibit  16 to  Post-Effective  Amendment
                                       No. 44.

                                  (b) Computation of Current Yield and Effective Yield is incorporated herein by reference to Exhibit 16(b) to Post-Effective Amendment No. 67.

               Exhibit 17 Powers of Attorney dated as of June 30, 1995, are incorporated herein by reference to Exhibit 17 to Post-Effective Amendment No. 67.

               Exhibit 18         (a)  Form of plan  entered into by Janus Money
                                       Market  Fund,   Janus   Government  Money
                                       Market Fund and Janus Tax-  Exempt  Money
                                       Market   Fund   pursuant  to  Rule  18f-3
                                       setting  forth the  separate  arrangement
                                       and expense  allocation  of each class of
                                       such   Funds   filed  as  Exhibit  18  to
                                       Post-Effective   Amendment   No.   66  is
                                       withdrawn.

                                  (b) Restated form of Rule 18f-3 plan entered into by Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated by reference to Exhibit 18(b) to Post-Effective Amendment No. 69.

               Exhibit 27 A Financial Data Schedule for each of the following Funds (or classes thereof) is filed herein as Exhibit 27:

                                        Janus Fund
                                        Janus Twenty Fund
                                        Janus Venture Fund
                                        Janus Worldwide Fund
                                        Janus Overseas Fund
                                        Janus Enterprise Fund
                                        Janus Mercury Fund
                                        Janus Growth and Income Fund
                                        Janus Balanced Fund
                                        Janus Flexible Income Fund
                                        Janus Intermediate Government
                                          Securities Fund
                                        Janus Short-Term Bond Fund
                                        Janus Federal Tax-Exempt Fund
                                        Janus Money Market Fund -
                                          Investor Shares
                                        Janus Government Money Market Fund -
                                          Investor Shares
                                        Janus Tax-Exempt Money Market Fund -
                                          Investor Shares
                                        Janus Money Market Fund -
                                          Institutional Shares
                                        Janus Government Money Market Fund -
                                          Institutional Shares
                                        Janus Tax-Exempt Money Market Fund -
                                          Institutional Shares



ITEM 25. Persons Controlled by or Under Common Control with Registrant
                  None


ITEM 26. Number of Holders of Securities

          The number of record holders of shares of the Registrant as of October 31, 1995, was as follows:

                                                                  Number of
          Title of Class                                          Record Holders
          --------------                                          --------------

          Janus Fund shares                                              784,131
          Janus Growth and Income Fund shares                             81,603
          Janus Worldwide Fund shares                                    194,966
          Janus Overseas Fund shares                                      22,748
          Janus Twenty Fund shares                                       343,751
          Janus Flexible Income Fund shares                               34,297
          Janus Intermediate Government
            Securities Fund shares                                         5,088
          Janus Venture Fund shares                                      143,660
          Janus Enterprise Fund shares                                    69,935
          Janus Balanced Fund shares                                      19,110
          Janus Short-Term Bond Fund shares                                5,161
          Janus Federal Tax-Exempt Fund shares                             3,780
          Janus Mercury Fund shares                                      181,279
          Janus Money Market Fund - Investor Shares                       70,899
          Janus Money Market Fund - Institutional Shares                      26
          Janus Government Money
            Market Fund - Investor Shares                                 12,298
          Janus Government Money
            Market Fund - Institutional Shares                                 5
          Janus Tax-Exempt Money
            Market Fund - Investor Shares                                  6,310
          Janus Tax-Exempt Money
            Market Fund - Institutional Shares                                 2
          Janus High-Yield Fund shares                                       N/A
          Janus Olympus Fund shares                                          N/A

ITEM 27. Indemnification

     Article VIII of Janus Investment Fund's Agreement and Declaration of Trust provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees and officers will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their Fund office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Funds. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his conduct is later determined to preclude indemnification, and that either he provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested
Trustees, or independent counsel in a written opinion, determines that he ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees and officers.

ITEM 28. Business and Other Connections of Investment Adviser

     The only business of Janus Capital Corporation is to serve as the investment adviser of the Registrant and as investment adviser or subadviser to several other mutual funds and private and retirement accounts. The only businesses, professions, vocations or employments of a substantial nature of Thomas H. Bailey, James P. Craig III, Thomas F. Marsico, James P. Goff, Warren
B. Lammert, Ronald V. Speaker, Helen Young Hayes, Sharon S. Pichler, Scott W. Schoelzel, David C. Tucker and Steven R. Goodbarn, officers and/or directors of Janus Capital Corporation, are described under "Officers and Trustees" in the currently effective Statements of Additional Information included in this Registration Statement. Mr. Michael E. Herman, a director of Janus Capital
Corporation, is Chairman of the Finance Committee (1990 to present) of Ewing Marion Kauffman Foundation, 4900 Oak, Kansas City, Missouri 64112. Mr. Michael
N. Stolper, a director of Janus Capital Corporation, is President of Stolper & Company, Inc., 525 "B" Street, Suite 1080, San Diego, California 92101, an investment performance consultant. Mr. Thomas A. McDonnell, a director of Janus Capital Corporation, is President, Chief Executive Officer and a Director of DST Systems, Inc., 1004 Baltimore Avenue, Kansas City, Missouri 64105, provider of data processing and recordkeeping services for various mutual funds, and is Executive Vice President and a director of Kansas City Southern Industries, Inc., 114 W. 11th Street, Kansas City, Missouri 64105, a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services.


ITEM 29. Principal Underwriters

          (a) Janus Distributors, Inc. ("Janus Distributors") does not serve as a principal underwriter for any investment company other than Registrant.

          (b) The principal business address, positions with Janus Distributors and positions with Registrant of David C. Tucker and Steven R. Goodbarn, officers and directors of Janus Distributors, are described under "Officers and Trustees" in the Statement of Additional Information included in this Registration Statement.

          (c)  Not applicable.


ITEM 30. Location of Accounts and Records

     The  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by Janus Capital Corporation and Janus Service Corporation, both of which are located at 100 Fillmore Street, Denver, Colorado 80206-4923 and by Investors Fiduciary Trust Company, 127 W. 10th Street, Kansas City, Missouri 64105, State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts 02101 and United Missouri Bank, P.O. Box 419226, Kansas City, Missouri 64141-6226.

ITEM 31. Management Services

     The Registrant has no management-related service contract which is not discussed in Part A or Part B of this form.


ITEM 32. Undertakings

          (a)  Not applicable.


          (b)  Not applicable.


          (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 19th day of December, 1995.


                                                 JANUS INVESTMENT FUND


                                                 By: /s/ Thomas H. Bailey
                                                     Thomas H. Bailey, President

     Janus Investment Fund is organized under the Agreement and Declaration of Trust of the Registrant dated February 11, 1986, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                     Title                           Date
---------                     -----                           ----


/s/ Thomas H. Bailey          President                       December 19, 1995
Thomas H. Bailey              (Principal Executive
                              Officer) and Trustee

/s/ Steven R. Goodbarn        Treasurer and Chief             December 19, 1995
Steven R. Goodbarn            Financial Officer
                              (Principal Financial
                              and Accounting Officer)

/s/ James P. Craig            Trustee                         December 19, 1995
James P. Craig

Gary O. Loo*                  Trustee                         December 19, 1995
Gary O. Loo

Dennis B. Mullen*             Trustee                         December 19, 1995
Dennis B. Mullen

John W. Shepardson*           Trustee                         December 19, 1995
John W. Shepardson

William D. Stewart*           Trustee                         December 19, 1995
William D. Stewart

Martin H. Waldinger*          Trustee                         December 19, 1995
Martin H. Waldinger




/s/ Steven R. Goodbarn
*By      Steven R. Goodbarn
         Attorney-in-Fact

                                INDEX OF EXHIBITS




         Exhibit 2(a)                Restated Bylaws

         Exhibit 2(b)                First Amendment to the Bylaws

         Exhibit 8(j)                Amendment to Custodian Contract

         Exhibit 11                  Consent of Price Waterhouse

         Exhibit 27                  Financial Data Schedules